UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2017

Item 1: Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the six-month period ended March 31, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

12	Short Duration Tax Free Fund

24	Intermediate Tax Free Fund

49	AMT Free Municipal Bond Fund

61	National Tax Free Fund

77	High Yield Municipal Bond Fund

94	Short Duration High Yield Municipal Bond Fund

108	California Tax Free Fund

116	New Jersey Tax Free Fund

122	New York Tax Free Fund

131	Footnotes to Schedules of Investments

132	Statements of Assets and Liabilities

136	Statements of Operations

138	Statements of Changes in Net Assets

144	Financial Highlights

164	Notes to Financial Statements

183	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Semiannual Report

For the six-month period ended March 31, 2017

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 through March 31, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/16 – 3/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$991.40	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$988.30	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$991.80	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class I
Actual	$1,000.00	$993.00	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	11.60%
AA+	7.65%
AA	18.41%
AA-	17.00%
A+	11.06%
A	4.86%
A-	11.57%
BBB+	5.86%
BBB	4.11%
BBB-	1.76%
Credit Rating: S&P or Moody’s(a)	%*
BB+	0.68%
BB	0.13%
BB-	0.11%
B+	0.11%
B	0.25%
CCC+	0.17%
CCC-	0.07%
NR	4.60%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$971.90	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class B
Actual	$1,000.00	$968.00	$7.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.54
Class C
Actual	$1,000.00	$968.80	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.74
Class F
Actual	$1,000.00	$972.40	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I
Actual	$1,000.00	$972.90	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class P
Actual	$1,000.00	$970.80	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.50% for Class B, 1.34% for Class C, 0.60% for Class F, 0.50% for Class I and 0.95% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	8.72%
AA+	6.79%
AA	12.25%
AA-	14.44%
A+	9.29%
A	8.51%
A-	7.15%
BBB+	8.45%
BBB	6.91%
BBB-	4.47%
BB+	1.62%
Credit Rating: S&P or Moody’s(a)	%*
BB	1.14%
BB-	1.74%
B+	0.51%
B	1.29%
B-	1.65%
CCC+	0.24%
CC	0.57%
CCC-	0.37%
NR	3.89%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$965.50	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$962.40	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F
Actual	$1,000.00	$966.50	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class I
Actual	$1,000.00	$966.50	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.23% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.18%
AA+	3.16%
AA	13.77%
AA-	14.41%
A+	7.87%
A	10.39%
A-	10.15%
BBB+	9.67%
BBB	7.66%
BBB-	7.46%
BB+	1.11%
Credit Rating: S&P or Moody’s(a)	%*
BB	1.85%
BB-	0.30%
B+	0.42%
B	0.56%
B-	1.40%
CCC+	0.27%
CC	0.80%
CCC-	0.96%
NR	3.61%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$967.50	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class B
Actual	$1,000.00	$963.80	$7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.90
Class C
Actual	$1,000.00	$964.50	$6.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$967.90	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class I
Actual	$1,000.00	$968.40	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.57% for Class B, 1.40% for Class C, 0.67% for Class F and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.48%
AA+	4.35%
AA	11.42%
AA-	18.82%
A+	7.84%
A	6.72%
A-	10.94%
BBB+	9.02%
BBB	7.66%
BBB-	9.15%
BB+	0.81%
Credit Rating:
S&P or Moody’s(a)	%*
BB	1.86%
BB-	1.66%
B+	0.19%
B	0.28%
B-	1.26%
CCC+	0.18%
CC	0.72%
CCC-	0.17%
NR	4.47%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$975.70	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class C
Actual	$1,000.00	$972.60	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class F
Actual	$1,000.00	$976.10	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class I
Actual	$1,000.00	$976.30	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class P
Actual	$1,000.00	$974.60	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 1.44% for Class C, 0.71% for Class F, 0.60% for Class I and 1.04% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.36%
AA+	0.55%
AA	1.46%
AA-	1.99%
A+	1.01%
A	1.09%
A-	3.78%
BBB+	3.89%
BBB	4.67%
BBB-	11.40%
BB+	5.81%
BB	6.58%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	5.31%
B+	1.54%
B	5.47%
B-	7.18%
CCC+	0.54%
CCC	0.46%
CC	3.07%
C	0.03%
CCC-	1.58%
NR	32.23%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$979.00	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class C
Actual	$1,000.00	$975.40	$6.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class F
Actual	$1,000.00	$979.50	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$979.90	$1.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.31% for Class C, 0.45% for Class F and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating:
S&P or Moody’s(a)	%*
AA+	0.30%
AA	3.55%
AA-	3.63%
A+	0.90%
A	5.08%
A-	6.54%
BBB+	12.91%
BBB	15.17%
BBB-	9.84%
BB+	4.56%
BB	5.26%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	6.94%
B+	2.04%
B	5.42%
B-	5.09%
CCC+	0.79%
CCC	0.58%
CC	0.04%
CCC-	1.96%
NR	9.40%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$965.90	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class C
Actual	$1,000.00	$962.80	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class F
Actual	$1,000.00	$966.30	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$966.80	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.43% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.17%
AA+	3.33%
AA	19.26%
AA-	20.01%
A+	9.01%
A	3.85%
A-	7.28%
BBB+	10.02%
BBB	2.25%
BBB-	10.03%
BB+	1.46%
Credit Rating:
S&P or Moody’s(a)	%*
BB	1.37%
BB-	0.33%
B	0.36%
B-	2.18%
CCC+	0.12%
CCC	0.14%
CC	0.59%
CCC-	0.56%
NR	5.68%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/16	3/31/17	10/1/16 – 3/31/17
Class A
Actual	$1,000.00	$965.80	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$966.30	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class I
Actual	$1,000.00	$968.60	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.32%
AA+	1.12%
AA	12.42%
AA-	14.89%
A+	12.07%
A	4.15%
A-	4.44%
BBB+	24.96%
BBB	2.24%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	10.61%
BB	1.26%
BB-	4.98%
B	0.10%
CC	1.09%
CCC-	0.87%
NR	2.48%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/16 –
	10/1/16	3/31/17	3/31/17
Class A
Actual	$1,000.00	$970.80	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class C
Actual	$1,000.00	$967.70	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$971.30	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$971.80	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.42% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2017

Credit Rating:
S&P or Moody’s(a)	%*
AAA	15.48%
AA+	4.45%
AA	17.21%
AA-	13.42%
A+	3.84%
A	4.39%
A-	12.89%
BBB+	4.36%
BBB	4.53%
BBB-	7.68%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.06%
BB	0.46%
BB-	1.01%
B-	0.55%
CC	0.62%
CCC-	1.30%
NR	6.75%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 81.39%

Corporate-Backed 3.32%
Burke Co Dev–Oglethorpe Power	2.40%	#	1/1/2040	A		$3,005	$3,040,579
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,479,344
Citizens Property Insurance Corp	4.25%		6/1/2017	A+		2,690	2,704,553
Citizens Property Insurance Corp	5.00%		6/1/2018	A+		8,000	8,352,400
Citizens Property Insurance Corp	5.50%		6/1/2017	A+		3,365	3,389,699
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	B		2,350	2,357,543
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B		1,925	1,937,224
Miami Dade Co IDA–Waste Mgmt Rmkt	1.50%	#	10/1/2018	A-		4,000	4,015,880
Mobile IDB–AL Power Co	1.625%	#	7/15/2034	A1		3,000	3,004,620
Montgomery Co IDA–Peco Generation	2.50%	#	10/1/2030	BBB		5,000	4,980,000
Montgomery Co IDA–Peco Generation	2.55%	#	6/1/2029	BBB		5,000	4,981,850
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2		1,000	1,003,290
NY Env Facs–Waste Mgmt	2.75%	#	7/1/2017	A-		1,000	1,003,960
St Charles Parish–Valero Energy	4.00%	#	12/1/2040	BBB		3,500	3,679,585
Valdez Marine Term–BP Rmkt	5.00%		1/1/2018	A2		9,075	9,295,795
Total							57,226,322

Education 6.55%
CA State Univ Sys	5.00%		11/1/2019	Aa2		2,000	2,197,280
CA State Univ Sys	5.00%		11/1/2020	Aa2		1,700	1,920,116
CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,647,400
Clemson Univ	5.00%		5/1/2019	Aa2		3,950	4,267,264
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,362,190
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,482,450
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB-	(a)	3,545	3,454,531
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		2,530	2,632,465
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		410	426,150
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,691,908
NC Cap Facs–High Point Univ	4.00%		5/1/2017	A-		2,785	2,790,459
NC Cap Facs–High Point Univ	5.00%		5/1/2018	A-		1,640	1,698,663
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,227,310
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,259,140
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Baa3		1,000	1,046,750
NY Dorm–SUNY	4.00%		7/1/2020	Aa3		2,000	2,168,040
NY Dorm–SUNY	5.00%		7/1/2021	Aa3		2,000	2,282,860
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	4,114,687

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Texas A&M Univ	5.00%		5/15/2019	AAA	$7,200	$7,787,448
Texas A&M Univ	5.00%		5/15/2023	AAA	11,355	13,419,793
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	445	500,594
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000	1,140,410
Univ of MA Bldg Auth	5.00%		11/1/2021	Aa2	5,150	5,923,890
Univ of North Carolina–Chapel Hill	1.276%	#	12/1/2041	AAA	25,000	25,005,250
VA College Bldg Auth	5.00%		2/1/2021	AA+	9,350	10,594,578
Total						113,041,626

General Obligation 20.68%
Arlington Co GO	5.00%		8/15/2020	AAA	5,165	5,798,694
Boston GO(c)	5.00%		4/1/2021	AAA	5,000	5,708,500
CA State GO	1.246%	#	12/1/2028	AA-	8,000	8,027,200
CA State GO	1.309%	#	12/1/2031	AA-	2,000	1,999,300
CA State GO	5.00%		2/1/2019	AA-	14,750	15,806,985
CA State GO	5.00%		9/1/2020	AA-	10,000	11,207,200
CA State GO	5.50%		4/1/2019	AA-	8,715	9,465,536
CA State GO	6.00%		4/1/2019	AA-	2,500	2,740,850
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,467,166
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2019	AA+	1,250	1,356,525
Cook Co GO	5.00%		11/15/2017	AA-	5,010	5,128,937
CT State GO	5.00%		2/15/2021	AA-	6,350	6,790,245
CT State GO	5.00%		8/15/2021	AA-	5,000	5,630,050
CT State GO	5.00%		10/15/2023	AA-	12,000	13,819,920
Dallas ISD PSF GTD	5.00%	#	2/15/2036	AAA	5,000	5,439,750
HI State GO	5.00%		11/1/2021	AA+	5,000	5,758,500
Houston ISD PSF GTD	5.00%		2/15/2019	AAA	8,570	9,188,840
IL State GO	5.00%		2/1/2020	BBB	820	861,533
IL State GO	5.00%		6/1/2020	BBB	14,735	15,542,625
Kansas City GO	5.00%		10/1/2020	AA-	1,345	1,492,802
Katy ISD PSF GTD	5.00%		2/15/2019	AAA	1,310	1,404,595
Los Angeles CCD	2.00%		8/1/2022	AA+	775	791,151
Los Angeles CCD	5.00%		8/1/2019	AA+	3,000	3,271,830
Met Nashville & Davidson Co	5.00%		7/1/2021	AA	7,500	8,570,700
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A1	6,500	7,092,540
Nassau Co GO	5.00%		1/1/2021	A+	18,405	20,659,797
NJ State GO	5.00%		6/1/2019	A-	13,400	14,340,546
Northside ISD PSF GTD	2.00%	#	6/1/2039	Aaa	1,000	1,004,830

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Northside ISD PSF GTD	2.00%	#	8/1/2044	Aaa	$5,285	$5,343,822
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2018	AA	1,350	1,429,609
NY Dorm–Sch Dist Fin	5.00%		10/1/2021	A+	10,000	11,457,700
NYC GO	5.00%		8/1/2018	AA	10,000	10,528,000
NYC GO	5.00%		8/1/2019	AA	5,585	6,073,520
NYC GO	5.00%		8/1/2019	AA	14,885	16,186,991
NYC GO	5.00%		8/1/2021	AA	7,410	8,464,591
PA State GO	5.00%		7/1/2019	AA-	7,500	8,106,750
PA State GO	5.00%		8/15/2020	AA-	10,000	11,122,000
Philadelphia Sch Dist	5.00%		9/1/2020	A2	2,500	2,701,925
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa2	7,090	7,383,030
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	7,050	7,443,390
South Carolina GO	5.00%		10/1/2022	Aaa	7,500	8,804,700
WA State GO	5.00%		2/1/2019	AA+	7,900	8,458,688
WA State GO	5.00%		2/1/2019	AA+	5,640	6,038,861
WI State GO	5.00%		5/1/2019	AA	8,440	9,121,530
WI State GO	5.00%		5/1/2019	AA	5,025	5,430,769
WI State GO	5.00%		5/1/2020	AA	7,110	7,911,084
WI State GO	5.00%		5/1/2021	AA	11,870	13,540,465
WI State GO	5.00%		11/1/2022	AA	5,000	5,864,900
Total						356,779,472

Health Care 10.03%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3	1,860	1,947,811
AZ Hlth Facs–Phoenix Childrens Hsp	2.76%	#	2/1/2048	BBB+	11,500	11,710,565
CA Hlth–Childrens Hsp Los Angeles	2.71%	#	7/1/2042	BBB+	9,250	9,254,070
CA Hlth–Prov St Josephs	1.25%	#	10/1/2036	AA-	12,000	11,870,160
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2034	AA-	1,800	2,072,484
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2043	AA-	5,000	5,444,200
CA Stwde–Fountainview Gonda	2.50%		8/1/2020	AA-	3,500	3,517,745
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR	1,150	1,150,426
CO Hlth Facs–Christian Living Nghbrhds	4.00%		1/1/2021	NR	350	364,924
CT Hlth & Ed–Yale New Haven Hsp	1.076%	#	7/1/2049	AA-	10,000	9,976,500
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1	1,215	1,379,718
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR	3,920	3,989,384
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2022	AA+	8,160	9,416,477
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2019	A	1,660	1,810,877
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2020	A	1,850	2,067,060

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2021	A		$1,350	$1,536,462
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(a)	1,225	1,317,880
IL Fin Auth–Presence Health	5.00%		2/15/2021	BBB-		5,095	5,500,409
IL Fin Auth–Presence Health	5.00%		2/15/2022	BBB-		4,000	4,353,560
IL Fin Auth–Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,089,010
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	557,730
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	790,333
Karnes Co Hsp Dist	4.00%		2/1/2019	A	(a)	1,040	1,067,622
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(a)	805	875,566
Lancaster Co Hosp Auth–Bretheren Village(c)	5.00%		7/1/2025	BB+	(a)	650	711,308
MA DFA–CareGroup	5.00%		7/1/2021	A-		5,000	5,647,850
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,305,640
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2020	A1		2,300	2,473,995
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2021	A3		1,100	1,233,815
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2022	A3		1,750	1,982,575
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa2		1,235	1,328,341
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa2		2,000	2,187,420
MS Equip Facs–MS Baptist Hlth	2.21%	#	8/15/2036	BBB+		7,000	7,020,300
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,019,840
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,502,867
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,371,242
NC Med–Southminster	5.00%		10/1/2023	NR		750	823,470
NJ Hlth–AHS Hsp Corp	5.00%		7/1/2021	AA-		2,000	2,267,900
NJ Hlth–AHS Hsp Corp	5.00%		7/1/2022	AA-		2,500	2,881,950
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	3,871,714
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	1,004,913
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2019	Baa3		1,500	1,566,075
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	Baa3		1,000	1,052,420
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	Baa3		1,200	1,268,328
Palomar Hlth	5.00%		11/1/2021	BBB-		500	549,370
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2017	BBB-		1,500	1,509,510
San Buenaventura–Cmnty Mem Hlth	5.25%		12/1/2017	BB+		1,750	1,782,183
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB+		1,800	1,892,718
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		1,875	1,870,800
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(a)	3,750	4,000,575
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,503,450
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	BBB-		1,230	1,314,636

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	BBB-		$1,255	$1,369,920
St. Louis Ind Dev Auth–Nazareth	3.85%		8/15/2020	NR		300	299,709
St. Louis Ind Dev Auth–Nazareth	4.15%		8/15/2021	NR		650	649,974
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(a)	1,240	1,241,153
Tulsa Co Industrial Auth–Montereau(c)	5.00%		11/15/2026	BBB-	(a)	500	546,435
Univ of Nebraska–Cancer Ctr	5.00%		2/15/2022	Aa1		5,000	5,771,650
WA Hlth–Fred Hutchinson Cancer Ctr	1.758%	#	1/1/2042	A		4,000	4,000,720
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,200	1,201,428
Total							173,087,167

Housing 0.29%
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2019	Baa1		1,000	1,067,480
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2020	Baa1		575	628,590
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2021	Baa1		825	916,682
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2022	Baa1		1,000	1,126,900
Los Angeles Regl Fin Auth–Montecedro Prk	3.00%		11/15/2021	AA-		205	205,306
WA Hsg–Emerald Heights	4.00%		7/1/2018	A-	(a)	1,000	1,026,310
Total							4,971,268

Lease Obligations 3.54%
Broward Co Sch Brd COP	5.00%		7/1/2020	Aa3		7,350	8,123,294
Buncombe Co Ltd Oblig	5.00%		6/1/2019	AA+		800	865,376
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	833,783
CA Pub Wks–Dept of Correction	5.00%		1/1/2020	A+		5,000	5,497,500
CA Pub Wks–Various Cap Proj	5.00%		4/1/2018	A+		2,800	2,912,196
CA Pub Wks–Various Cap Proj	5.00%		11/1/2018	A+		2,000	2,122,860
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2018	AA-		4,535	4,825,059
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2021	Aa3		5,000	5,663,900
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA		1,000	1,086,750
Los Angeles Mun Impt Corp	5.00%		3/1/2019	Aa3		9,500	10,183,620
Los Angeles Mun Impt Corp	5.00%		11/1/2020	A+		5,405	6,066,572
NJ EDA–Sch Facs (AMBAC)	5.50%		12/15/2019	BBB+		5,000	5,361,250
NJ Trans Trust Fund	5.00%		6/15/2019	BBB+		1,250	1,317,650
Philadelphia Redev Auth	5.00%		4/15/2017	A+		1,135	1,136,214
South Florida Wtr Mgt Dist COP	5.00%		10/1/2021	AA		1,235	1,407,554
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA		1,500	1,736,205
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2041	AA		1,910	1,910,248
Total							61,050,031

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 4.11%
Black Belt Energy–RBC	4.00%	#	7/1/2046	Aa3	$8,000	$8,604,960
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2020	BBB-	500	554,400
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2021	BBB-	1,105	1,250,904
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,432,863
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,632,813
CA Infra–Paul Getty Trust	1.179%	#	4/1/2038	AAA	7,500	7,502,025
CA Sch Fin Auth–Ocean Charter†	6.00%		1/1/2019	NR	1,000	992,430
FL Brd Ed–Lottery Rev	5.00%		7/1/2020	AAA	10,000	11,149,300
FL Brd Ed–Lottery Rev	5.00%		7/1/2021	AAA	5,000	5,709,350
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	Ba1	210	212,501
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,541,485
PA Econ Dev–Unemployment Comp	5.00%		7/1/2019	Aaa	5,000	5,431,150
PA IDA–Economic Dev	5.00%		7/1/2018	A+	2,595	2,720,806
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	1,290	1,277,384
SC Transp Infra Bank	5.00%		10/1/2020	A1	6,470	7,236,954
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,000	5,707,900
Total						70,957,225

Special Tax 1.71%
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,166,780
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,334,402
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	2,000	2,023,680
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,296,937
CT Spl Tax–Trans Infra	5.00%		9/1/2020	AA	6,500	7,236,450
CT Spl Tax–Trans Infra	5.00%		9/1/2021	AA	5,000	5,688,300
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,086,590
Pittsburg Redev Agy	5.00%		8/1/2018	A	2,500	2,626,575
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2021	AA	1,000	1,124,990
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,839,138
Total						29,423,842

Tax Revenue 4.05%
Dallas Area Rapid Transit	5.00%		12/1/2019	AA+	2,000	2,194,160
FL Dept Env Protn–Florida Forever	5.00%		7/1/2021	AA-	7,610	8,689,631
FL Dept Env Protn–Florida Forever	5.00%		7/1/2022	AA-	3,410	3,962,386
MTA NY–Dedicated Tax	4.00%		11/15/2018	AA	4,415	4,629,745
NJ EDA–Cigarette Tax	5.00%		6/15/2017	BBB+	3,000	3,018,150
NM State Severance Tax	5.00%		7/1/2021	Aa2	9,910	11,342,292
NY UDC–PIT	5.00%		3/15/2031	AAA	7,875	9,294,705
NYC TFA–Future Tax	5.00%		11/1/2021	AAA	5,260	6,055,470

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	$4,670	$5,072,694
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2019	AAA	6,355	6,901,530
Phoenix Excise Tax	5.00%		7/1/2019	AA+	2,615	2,833,222
TX Trsp Commn	5.00%		4/1/2022	AAA	5,000	5,793,800
Total						69,787,785

Tobacco 1.99%
Golden St Tobacco	5.00%		6/1/2020	A+	5,300	5,885,120
Inland Empire Tobacco	4.625%		6/1/2021	NR	1,915	1,917,509
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	4,020	4,521,294
Tobacco Settlement Auth WA	5.00%		6/1/2018	A	2,000	2,090,720
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,370,038
Tobacco Settlement Fin Corp LA	5.00%		5/15/2017	A	2,000	2,008,220
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BBB+	4,840	4,898,564
Tobacco Settlement Fin Corp NY	5.00%		6/1/2017	AA	5,850	5,888,142
TSASC	5.00%		6/1/2021	A	1,500	1,684,275
Total						34,263,882

Transportation 10.78%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,090,070
Bay Area Toll Auth	1.287%	#	4/1/2045	Aa3	10,800	10,794,168
Bay Area Toll Auth	1.61%	#	4/1/2047	AA	8,000	8,025,040
Bay Area Toll Auth	1.875%	#	4/1/2034	AA	15,000	15,096,600
Central TX Mobility Auth	5.00%	#	1/1/2045	BBB+	5,000	5,307,800
Central TX Tpk	5.00%	#	8/15/2042	A-	8,000	8,771,040
Chicago O’Hare Arpt	5.00%		1/1/2020	A	4,000	4,388,920
Chicago O’Hare Arpt	5.00%		1/1/2021	A	1,500	1,683,180
Clark Co PFC–McCarran Arpt	5.25%		7/1/2018	Aa3	7,090	7,464,494
Cleveland Arpt (AGM)	5.00%		1/1/2021	AA	450	499,761
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	513,549
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA	1,000	1,143,770
Denver City & Co Arpt	1.409%	#	11/15/2031	A+	3,000	3,009,120
E470 Pub Hwy Auth	1.708%	#	9/1/2039	A-	2,000	2,004,520
E470 Pub Hwy Auth	5.00%		9/1/2019	A-	1,000	1,079,910
Fairfax Co EDA–Silver Line Phase I	5.00%		4/1/2017	Aaa	2,000	2,000,000
FL Tpk Auth–Dept Trans	5.00%		7/1/2020	Aa2	6,075	6,789,663
Foothill / Eastern Corridor Toll Rd	5.00%	#	1/15/2053	BBB-	7,500	7,570,575
IL Toll Hwy Auth	5.00%		12/1/2019	AA-	7,500	8,201,325
Los Angeles Dept Arpts–LAX	4.00%		5/15/2020	AA-	225	243,461

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
MD Dept Trans	5.00%		12/15/2021	AAA	$10,000	$11,575,700
Minneapolis / St Paul Met Arpts	5.00%		1/1/2021	A+	2,700	3,045,438
MTA NY	1.366%	#	11/1/2030	AA-	7,305	7,307,703
MTA NY	5.00%		11/15/2018	AA-	3,235	3,438,579
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,755,810
NH Turnpike Sys	5.00%		10/1/2020	A+	5,000	5,592,700
NH Turnpike Sys	5.00%		10/1/2021	A+	5,000	5,710,200
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,490,400
NJ Tpk Auth(c)	5.00%		1/1/2027	A+	3,200	3,852,864
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,000	7,587,930
North TX Twy Auth	5.00%		1/1/2020	A1	2,500	2,740,250
NY Twy Auth	5.00%		5/1/2019	A-	15,725	16,940,857
NY Twy Auth	5.00%		1/1/2020	A	2,000	2,195,040
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	AA-	1,280	1,336,384
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	3,987,862
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	5,767,150
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	AA-	1,650	1,935,714
Total						185,937,547

Utilities 14.34%
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	Aa2	2,500	2,653,975
Atlanta Wtr & Wastewtr (NPFGC)(FGIC)	5.50%		11/1/2018	Aa2	4,425	4,731,918
Austin City Water	5.00%		5/15/2021	AA	3,505	3,993,772
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR	205	225,297
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	AAA	12,400	14,046,844
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	NR	240	270,955
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,090,540
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,205,120
CO Public Auth–ML	5.75%		11/15/2018	BBB+	3,160	3,303,685
Detroit Water	5.00%		7/1/2021	A-	420	469,862
Detroit Water	5.00%		7/1/2022	A-	500	566,255
E Baton Rouge Swr Comm	1.049%	#	2/1/2046	AA-	7,045	7,020,413
Farmington Poll Ctl–NM Pub Svc	1.875%	#	4/1/2033	BBB+	4,000	3,954,840
Floyd Co Dev–GA Power	2.35%	#	7/1/2022	A3	1,500	1,506,315
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,075,640
Houston Util Sys	5.00%		11/15/2018	AA	1,750	1,860,408
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,724,976
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,554,100

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Houston Util Sys (SIFMA)	1.66%	#	5/15/2034	AA	$23,000	$23,000,230
IL Fin Auth–Clean Wtr Init	5.00%		7/1/2020	AAA	5,000	5,574,650
IL Fin Auth–Peoples Gas	1.875%	#	2/1/2033	Aa3	6,500	6,422,325
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,545,003
JEA Elec Sys	5.00%		10/1/2020	NR	2,835	3,182,373
JEA Elec Sys	5.00%		10/1/2020	NR	150	168,380
JEA Elec Sys	5.00%		10/1/2020	A+	635	710,959
JEA Elec Sys	5.00%		10/1/2020	Aa3	4,490	5,020,583
Lakeland Energy	1.66%	#	10/1/2017	AA	17,000	17,001,190
Long Island Power Auth	1.199%	#	5/1/2033	A-	10,000	10,027,600
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#	6/1/2043	BBB+	7,500	7,508,925
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	7,710,150
Mgag–Gas Port IV Proj	5.00%		10/1/2019	AA-	5,500	6,001,050
MI Strat Fund–Detroit Edison	1.45%	#	9/1/2030	Aa3	2,000	1,934,880
MO Joint Muni Elec Util Commn	5.00%		1/1/2020	A2	2,000	2,189,940
Modesto Irrigation Dist	5.00%		10/1/2019	A+	2,500	2,734,850
Modesto Irrigation Dist	5.00%		10/1/2020	A+	2,250	2,526,503
Modesto Irrigation Dist	5.00%		10/1/2021	A+	1,605	1,839,715
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	CCC+	7,925	3,016,255
OH Air Quality–FirstEnergy	5.625%		6/1/2018	B1	2,000	1,872,200
PA Econ Dev–Waste Mgmt	1.50%	#	11/1/2021	A-	3,000	3,001,020
Peninsula Ports Auth–Dominion	1.55%	#	10/1/2033	BBB	3,000	2,958,750
Philadelphia Gas Works	5.00%		8/1/2019	A	7,500	8,082,450
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,204,080
Philadelphia Water & Wastewater	5.00%		7/1/2019	A+	2,390	2,583,351
Philadelphia Water & Wastewater	5.00%		7/1/2020	A+	4,500	4,991,490
Portland Sewer Sys	5.00%		10/1/2022	AA	5,000	5,852,600
PR Elec Pwr Auth	5.25%		7/1/2018	Caa3	2,000	1,263,240
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,841,680
San Diego Water	5.00%		8/1/2020	Aa3	7,000	7,841,750
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2021	AA-	5,125	5,675,117
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2019	AA	1,750	1,901,533
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,115,060
TEAC–Goldman Sachs	5.25%		9/1/2018	A3	5,755	6,063,871
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	3,000	3,184,320
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,090,400

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Utility Debt Sec Auth–LIPA		5.00%		9/1/2022	A-	$2,000	$2,314,820
Western Muni Water Dist		1.50%	#	10/1/2039	AA+	5,000	5,009,450
Wise Co IDA–VA Elec & Pwr Co		2.15%	#	10/1/2040	A2	5,425	5,469,485
York Co EDA–VA Elec & Pwr Co		1.875%	#	5/1/2033	A2	3,750	3,760,425
Total							247,447,568
Total Municipal Bonds (cost $1,407,668,625)							1,403,973,735

SHORT-TERM INVESTMENTS 18.56%

MUNICIPAL BOND 0.47%

General Obligation
Rockland Co GO (cost $8,079,600)		2.50%		3/22/2018	NR	8,000	8,079,840

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date

Variable Rate Demand Notes 18.09%

Corporate-Backed 3.89%
Columbia IDB–Alabama Pwr	1.02%	4/3/2017		12/1/2037	A1	36,150	36,150,000
MS Bus Fin Corp–Grand Alliance	1.20%	4/6/2017		1/1/2033	BBB+	10,950	10,950,000
St James Parish–Nucor Steel	1.05%	4/5/2017		11/1/2040	A-	20,000	20,000,000
Total							67,100,000

Education 1.53%
Eastern MI Univ†	1.06%	4/6/2017		7/1/2018	NR	21,700	21,700,000
Met Govt Nashville H & E–Fisk Univ	1.20%	4/6/2017		12/1/2020	NR	4,635	4,635,000
Total							26,335,000

General Obligation 2.56%
NYC GO	0.90%	4/3/2017		10/1/2039	AAA	8,710	8,710,000
NYC GO	0.90%	4/3/2017		10/1/2039	Aa1	20,630	20,630,000
NYC GO (AGM)	1.16%	4/3/2017		11/1/2026	AA	9,100	9,100,000
WA State GO	1.00%	4/6/2017		7/1/2017	AA+	5,815	5,815,000
Total							44,255,000

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 3.14%
AR DFA–Baptist Mem Hlth	1.45%	4/7/2016	9/1/2044	A-	$15,000	$15,000,000
IL Fin Auth–Advocate Hlth	0.95%	4/5/2017	11/1/2038	AA+	4,525	4,525,000
NJ Hlth–Christian Hlth Care Ctr	1.20%	4/6/2017	7/1/2038	A-	7,365	7,365,000
WA Hlth Facs–Multicare Hlth Sys	0.92%	4/3/2017	8/15/2041	Aa1	27,300	27,300,000
Total						54,190,000

Housing 0.12%
IN Hsg & Cmnty Dev–SF Mtge Rev	1.12%	4/3/2017	7/1/2039	Aaa	2,000	2,000,000

Lease Obligations 1.65%
Palm Beach Co Sch Brd COP	1.19%	4/3/2017	8/1/2029	BBB	28,500	28,500,000

Money Market Securities 0.22%
NYC Muni Water	1.16%	4/3/2017	11/1/2022	AAA	3,800	3,800,000

Other Revenue 0.75%
Pima Co IDA–Clark Co Detention†	1.19%	4/6/2017	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed–Maranatha Baptist	1.66%	4/6/2017	8/1/2026	BBB+	6,500	6,500,000
Total						13,000,000

Tax Revenue 0.25%
NYC TFA–Future Tax	1.10%	4/3/2017	11/1/2022	AAA	4,250	4,250,000

Utilities 3.98%
Appling Co Dev–GA Power	1.33%	4/3/2017	9/1/2029	A-	2,400	2,400,000
Appling Co Dev–GA Power	1.33%	4/3/2017	9/1/2041	A-	36,100	36,100,000
Martin Co PCR–FL Pwr & Lt Co	0.91%	4/3/2017	7/15/2022	Aa2	9,600	9,600,000
NYC Muni Water	1.10%	4/3/2017	8/1/2031	AAA	1,300	1,300,000
NYC Muni Water	1.16%	4/3/2017	6/15/2032	AA+	4,900	4,900,000
St Lucie Co PCR–FL Pwr & Lt Co	0.97%	4/3/2017	9/1/2028	Aa2	14,450	14,450,000
Total						68,750,000
Total Short-Term Investments (cost $320,259,600)						320,259,840
Total Investments in Securities 99.95% (cost $1,727,928,225)						1,724,233,575
Cash and Other Assets in Excess of Liabilities 0.05%						787,757
Net Assets 100.00%						$1,725,021,332

Note: See Footnotes to Schedules of Investments on page 131 of this report.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,412,053,575	$–	$1,412,053,575
Variable Rate Demand Notes	–	312,180,000	–	312,180,000
Total	$–	$1,724,233,575	$–	$1,724,233,575

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.53%

Corporate-Backed 6.75%
AL IDA–Office Max Rmkt AMT	6.45%	#	12/1/2023	B3	$2,300	$2,302,760
Allegheny Co IDA–US Steel	6.50%		5/1/2017	B	3,315	3,322,989
Babylon IDA–Covanta	5.00%		1/1/2019	AA	4,000	4,232,920
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	3,864,780
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	576,560
Burke Co Dev–Oglethorpe Power	2.40%	#	1/1/2040	A	4,000	4,047,360
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	9,872,064
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	14,296,375
Farmington Poll Ctl–NM Pub Svc	4.75%	#	6/1/2040	BBB+	5,000	5,021,550
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,750	1,891,908
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,126,020
Gulf Coast IDA–CITGO AMT	4.875%		5/1/2025	B+	4,900	5,002,802
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B	3,915	3,939,860
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	10,000	10,088,700
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	4,195	4,224,323
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	B	3,365	3,451,211
IN Fin Auth–US Steel	6.00%		12/1/2019	B	3,145	3,313,949
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,865,423
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,456,937
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	11,750	12,347,135
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,299,880
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	6,780	7,669,265
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	1,800	1,999,026
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	1,500	1,524,630
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	Baa2	6,000	6,147,540
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,251,040
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	2,570	1,542,000
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	Ba1	7,500	7,141,725
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2	6,420	6,441,122
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	2,405	2,490,570
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	6,725	7,241,884
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	13,820	15,053,020
NY Energy–Con Ed (XLCA)	1.243%	#	5/1/2032	A2	10,000	8,949,650
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	4,015	4,179,133
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	2,330	2,574,487
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	3,500	3,706,150

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
OH Wtr Dev Auth–FirstEnergy	4.00%	#	12/1/2033	CCC+	$1,000	$356,830
OK DFA–Waste Mgmt	2.375%	#	12/1/2021	A-	1,665	1,703,045
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,076,334
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	7,710	8,333,970
St Charles Parish–Valero Energy	4.00%	#	12/1/2040	BBB	10,500	11,038,755
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2030	Baa1	5,785	6,460,862
Tulsa Mun Arpt–American Airlines AMT	5.00%	#	6/1/2035	BB-	5,000	5,303,650
Valdez Marine Term–BP	5.00%		1/1/2021	A2	10,000	11,071,500
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,350	1,517,454
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,840,150
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	3,087,000
Whiting Env Facs–BP AMT	5.00%	#	11/1/2045	A2	6,855	7,802,292
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A2	5,000	5,580,550
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB	3,750	4,000,388
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB-	2,125	2,129,696
Total						283,759,224

Education 5.97%
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2021	Aa3	6,745	7,625,560
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1	420	465,536
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1	430	475,559
CA Fin Auth–Biola Univ	5.625%		10/1/2023	Baa1	1,015	1,054,920
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,746,600
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,329,398
Clemson Univ	5.00%		5/1/2027	Aa2	5,700	6,870,723
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	2,014,785
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,570,385
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,137,604
Cuyahoga CCD	5.00%		8/1/2020	Aa2	1,800	1,973,934
Fulton Co Dev–GA Tech Athletic Assoc	5.00%		10/1/2022	A2	7,480	8,590,705
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3	1,000	1,002,380
IL Fin Auth–IL Inst of Tech	6.50%		2/1/2023	Baa3	2,000	2,115,440
IL Fin Auth–Loyola Univ Chicago	5.00%		7/1/2025	A	8,620	9,649,228
IL Fin Auth–Noble Chtr Sch	5.00%		9/1/2025	BBB	1,500	1,671,495
IL Fin Auth–Univ Chicago	5.00%		10/1/2030	Aa2	8,000	9,106,240
MA DFA–Boston Med Ctr	5.00%		7/1/2021	BBB	2,855	3,191,490
MA DFA–Emerson Clg	5.00%		1/1/2026	BBB+	5,135	5,809,174
MA DFA–Emerson Clg	5.00%		1/1/2027	BBB+	2,700	3,048,111

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
MA DFA–Emerson Clg	5.00%		1/1/2028	BBB+	$1,810	$2,038,947
MA DFA–Emmanuel College	5.00%		10/1/2032	Baa2	5,000	5,474,250
MA DFA–Harvard Univ	5.00%		7/15/2030	AAA	11,880	14,292,590
MA Hlth & Ed–Harvard Univ	5.25%		11/15/2019	NR	695	742,427
Marietta Dev Auth–Life Univ	6.25%		6/15/2020	Ba3	1,450	1,499,271
NC Cap Facs–High Point Univ	5.00%		5/1/2032	A-	2,500	2,712,250
NH Hlth & Ed–Univ Sys of NH	5.50%		7/1/2020	AA-	1,890	2,069,399
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2025	A1	410	485,206
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2027	A1	3,560	4,222,196
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,812,100
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,552,500
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-	1,845	2,000,903
NY Dorm–Pace Univ	5.00%		5/1/2023	NR	20	23,352
NY Dorm–Pace Univ	5.00%		5/1/2023	BBB-	980	1,080,607
NY Dorm–Pace Univ	5.00%		5/1/2026	NR	20	23,352
NY Dorm–Pace Univ	5.00%		5/1/2026	BBB-	980	1,066,289
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000	2,373,400
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880	5,755,277
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	500	591,715
NY Dorm–SUNY	5.00%		7/1/2028	Aa3	4,110	4,817,167
NY Dorm–SUNY	5.00%		7/1/2029	Aa3	2,750	3,214,310
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa1	1,500	1,678,995
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa1	1,360	1,511,395
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,014,455
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000	1,157,600
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630	3,056,796
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000	1,159,860
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600	1,841,008
Univ California	5.00%		5/15/2026	AA	15,000	17,689,650
Univ California	5.00%	#	5/15/2048	AA	10,000	11,818,400
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,096,476
Univ of North Carolina–Chapel Hill	1.276%	#	12/1/2041	AAA	15,000	15,003,150
Univ of North Carolina–Wilmington	5.00%		6/1/2021	A1	1,950	2,212,119
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,839,161
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	3,020,954
UT Brd Regents–Univ UT	5.00%		8/1/2022	AA+	3,500	4,077,500
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	4,220,591
Total						250,694,885

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 22.04%
Bellwood GO	5.875%		12/1/2027	A	$5,000	$5,700,550
Bellwood GO	6.15%		12/1/2032	A	3,770	4,290,826
CA State GO	1.309%	#	12/1/2031	AA-	5,000	4,998,250
CA State GO	5.00%		9/1/2021	AA-	15,500	17,768,580
CA State GO	5.00%		9/1/2021	AA-	13,685	15,687,937
CA State GO	5.00%		2/1/2022	AA-	20,000	23,083,000
CA State GO	5.00%		9/1/2022	AA-	5,580	6,511,414
CA State GO	5.00%		9/1/2022	AA-	10,000	11,669,200
CA State GO	5.00%		9/1/2023	AA-	6,100	7,219,167
CA State GO	5.00%		3/1/2025	AA-	7,000	8,403,710
CA State GO	5.00%		10/1/2027	AA-	10,000	11,538,800
CA State GO	5.00%		9/1/2029	AA-	5,000	5,676,950
CA State GO	5.00%		9/1/2030	AA-	10,000	11,686,300
CA State GO	5.25%		10/1/2020	AA-	10,120	11,132,506
CA State GO	5.25%		3/1/2022	AA-	6,320	7,044,841
CA State GO	5.25%		9/1/2024	AA-	10,000	11,541,900
Carmel IN–Bond Bank	5.00%		7/15/2027	AA+	2,305	2,739,516
Chabot/Las Positas CCD	5.00%		8/1/2023	Aa2	3,000	3,563,280
Chicago Brd Ed	5.00%		12/1/2022	B	13,200	11,750,508
Chicago Brd Ed	5.00%		12/1/2031	B	3,100	2,515,061
Chicago Brd Ed	9.00%	#	3/1/2026	B	11,000	10,993,510
Chicago GO	5.00%		1/1/2022	BBB+	7,770	7,850,963
Chicago GO	5.00%		1/1/2024	BBB+	15,000	15,152,700
Chicago GO	5.00%		1/1/2025	BBB+	7,000	7,012,810
Chicago GO	5.00%		1/1/2034	BBB+	7,625	7,266,854
Chicago GO	5.125%		1/1/2027	BBB+	3,000	3,004,500
Chicago GO	5.25%		1/1/2028	BBB+	3,845	3,835,311
Chicago GO	5.625%		1/1/2030	BBB+	1,835	1,868,562
Chicago GO	6.00%		1/1/2038	BBB+	17,835	18,539,661
Chicago Met Water Reclmtn Dist	5.00%		12/1/2027	AA+	4,600	5,425,240
Chicago Met Water Reclmtn Dist	5.00%		12/1/2027	AA+	7,050	8,314,770
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2025	AA+	1,450	1,735,795
Clark Co GO	5.00%		11/1/2027	AA+	10,775	12,732,817
Clark CO Sch Dist	5.00%		6/15/2027	AA-	6,500	7,585,565
Columbus GO	4.00%		8/15/2027	AAA	10,355	11,553,281
Cook Co GO	5.00%		11/15/2020	AA-	5,000	5,494,300
Cook Co GO	5.00%		11/15/2021	AA-	5,000	5,571,100

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Cook Co GO	5.00%		11/15/2025	AA-	$6,000	$6,621,840
Cook CO GO	5.25%		11/15/2023	AA-	10,510	11,635,516
CT State GO	5.00%		8/15/2027	AA-	10,330	11,950,157
CT State GO	5.00%		10/15/2028	AA-	20,000	23,060,400
Dallas ISD PSF GTD	5.00%	#	2/15/2036	AAA	17,500	19,867,925
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	3,657,920
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	240	260,448
FL Brd Ed	5.00%		6/1/2023	AAA	5,000	5,803,000
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	8,884,967
Fresno USD (NPFGC)(FGIC)	5.25%		2/1/2024	AA-	3,285	3,884,414
Hawaii GO	5.00%		4/1/2024	AA+	13,610	16,221,623
HI State GO	5.00%		8/1/2026	AA+	7,590	8,974,720
HI State GO	5.00%		10/1/2026	AA+	5,500	6,727,930
Honolulu GO	5.00%		10/1/2029	Aa1	10,000	11,842,700
Houston GO	5.00%		3/1/2023	AA	4,000	4,672,480
Houston GO	5.00%		3/1/2024	AA	2,000	2,352,700
IL State GO	5.00%		2/1/2020	BBB	2,175	2,285,164
IL State GO	5.00%		7/1/2022	BBB	6,500	6,876,480
IL State GO	5.00%		8/1/2022	BBB	21,000	22,223,670
IL State GO	5.00%		8/1/2023	BBB	5,350	5,661,263
IL State GO	5.00%		6/1/2024	BBB	10,000	10,590,900
IL State GO	5.00%		8/1/2024	BBB	14,565	15,213,579
IL State GO	5.00%		2/1/2025	BBB	19,040	20,136,514
IL State GO	5.00%		1/1/2027	BBB	12,010	12,536,158
IL State GO	5.00%		2/1/2028	BBB	18,620	19,306,519
IL State GO	5.00%		11/1/2037	BBB	5,000	5,007,350
IL State GO	5.25%		7/1/2030	BBB	5,430	5,595,398
LA State GO	5.00%		8/1/2025	AA-	8,660	10,138,002
LA State GO	5.00%		5/1/2028	AA-	11,180	12,928,328
Los Angeles CCD	4.00%		8/1/2027	AA+	700	791,791
Los Angeles CCD	5.00%		8/1/2024	AA+	7,250	8,757,347
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	5,961,973
Los Angeles USD (NPFGC)(FGIC)	4.50%		7/1/2025	Aa2	6,290	6,344,094
Lubbock GO	5.00%		2/15/2026	AA+	11,810	14,006,896
Luzerne Co GO (AGM)	5.00%		11/15/2022	AA	2,250	2,510,258
Luzerne Co GO (AGM)	5.00%		11/15/2023	AA	2,500	2,802,525
Luzerne Co GO (AGM)	5.00%		11/15/2024	AA	4,000	4,494,320

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
MA State GO	5.00%		8/1/2023	AA+	$9,950	$11,357,129
MA State GO	5.00%		8/1/2024	AA+	5,000	5,994,250
MA State GO	5.00%		9/1/2024	AA+	1,505	1,748,614
Montgomery Co GO	5.00%		11/1/2023	AAA	8,475	10,125,591
Nassau Co GO	5.00%		1/1/2025	A+	6,515	7,679,426
NV State GO	5.00%		11/1/2026	AA	7,500	8,917,050
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2021	AA	1,500	1,719,360
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2023	AA	2,500	2,950,950
NY Dorm–Sch Dist Fin	5.00%		10/1/2022	A+	15,000	17,472,450
NYC GO	5.00%		10/1/2021	AA	6,000	6,874,620
NYC GO	5.00%		8/1/2022	AA	10,010	11,443,632
NYC GO	5.00%		8/1/2024	AA	15,000	17,848,050
NYC GO	5.00%		8/1/2025	AA	12,000	13,941,960
NYC GO	5.00%		8/1/2026	AA	5,235	5,945,651
PA State GO	5.00%		1/15/2028	AA-	10,000	11,739,100
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,441,840
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	5,588,050
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	5,549,200
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	909,258
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Caa3	550	571,291
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Caa3	1,620	1,619,919
PR Pub Bldg Auth GTD(e)	5.25%		7/1/2029	Caa3	2,040	1,050,600
PR Pub Bldg Auth GTD (AMBAC)	5.50%	#	7/1/2035	Caa3	4,245	4,251,919
RI State GO	5.00%		8/1/2022	AA	6,480	7,502,803
San Diego Comm Clg	5.00%		8/1/2026	Aaa	9,600	11,157,504
San Francisco City & Co USD	4.00%		6/15/2021	Aa2	9,740	10,528,258
San Francisco Co USD	5.00%		6/15/2027	Aa2	5,000	5,941,350
TX State GO	5.00%		10/1/2022	AAA	13,000	15,216,760
TX State GO	5.00%		10/1/2024	AAA	10,000	12,007,600
TX State GO	5.00%		10/1/2026	AAA	10,000	11,811,800
WA State GO	5.00%		8/1/2022	AA+	14,245	16,304,400
WA State GO	5.00%		1/1/2024	AA+	5,000	5,487,600
WI State GO	5.00%		11/1/2022	AA	5,205	6,105,361
Williamson Co GO	5.00%		2/15/2021	AAA	5,640	6,395,929
Total						926,246,579

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 11.06%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB	(a)	$4,000	$4,179,920
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB	(a)	1,000	1,059,220
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,020,300
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	6,051,600
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,064,820
AR DFA–Baptist Mem Hlth	2.46%	#	9/1/2044	A-		12,000	12,126,120
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(a)	2,020	2,137,443
AZ Hlth Facs–Phoenix Childrens Hsp	2.76%	#	2/1/2048	BBB+		14,500	14,765,495
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,478,800
Banner Health	5.00%		1/1/2028	AA-		5,000	6,055,250
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,466,974
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,764,655
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,141,910
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,268,040
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,498,540
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,149,933
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,433,315
CA Hlth–City of Hope	5.00%		11/15/2023	A+		1,470	1,708,022
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2031	AA-		1,150	1,348,766
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	AA-		1,250	1,457,112
CA Hlth–Prov St Josephs	4.00%	#	10/1/2036	AA-		6,000	6,594,000
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2034	AA-		3,000	3,454,140
CA Hlth–Sutter Hlth	5.25%		8/15/2024	AA-		6,920	7,743,203
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	5,958,650
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,711,218
CA Stwde–Fountainview Gonda	3.00%		8/1/2021	AA-		5,200	5,206,708
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,425	1,425,527
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB		5,000	5,522,850
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB		4,500	4,861,395
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	BBB-		1,020	1,086,892
Camden CO Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,373,350
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,226,426
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,403,112
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,104,220
Church Home of Hartford†	3.25%		9/1/2021	BB	(a)	500	500,835
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,270,060
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,217,390

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CO Hlth Facs–American Baptist	7.00%	8/1/2019	NR		$1,020	$1,085,270
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		600	617,610
CO Hlth Facs–Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,450,022
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,563,032
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,232,268
Dana-Farber Cancer Institute	5.00%	12/1/2031	A1		1,000	1,156,560
Dana-Farber Cancer Institute	5.00%	12/1/2032	A1		1,750	2,011,380
DC Hsp–Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,008,057
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,021,570
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	856,112
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,634,965
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	NR		3,085	3,420,432
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,524,225
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,631,258
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,125,140
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		385	402,090
Guadalupe Co–Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,183,960
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,798,872
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,559,635
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(a)	1,160	1,194,127
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(a)	545	558,609
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB+	(a)	1,500	1,616,835
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,062,888
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	2,993,633
IL Fin Auth–Northwest Comm Hsp	5.00%	7/1/2034	A+		5,000	5,508,550
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,743,638
IL Fin Auth–Plymouth Place	5.00%	5/15/2030	BB+	(a)	1,690	1,745,652
IL Fin Auth–Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,823,505
Karnes Co Hsp Dist	5.00%	2/1/2024	A	(a)	1,710	1,846,612
Karnes Co Hsp Dist	5.00%	2/1/2034	A	(a)	1,000	1,052,420
Kirkwood IDA–Aberdeen Heights	5.25%	5/15/2037	BB	(a)	2,000	2,071,320
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,408,421
MA DFA–CareGroup	5.00%	7/1/2026	A-		5,985	7,119,876
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,176,670
MD Hlth & HI Ed–Univ MD Med Sys	5.00%	7/1/2020	NR		820	888,995
MD Hlth & HI Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		2,915	3,140,738
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,779,850

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		$7,755	$8,359,968
Meadville Med Center	6.00%	6/1/2036	NR		1,915	1,954,009
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,438,543
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,422,107
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,626,195
MN Agric & Econ Dev–Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,937,040
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,466,400
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,236,400
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,313,740
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,004,940
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		1,250	1,287,550
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,719,278
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,204,120
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	11,906,525
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,311,700
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,601,306
NC Med–Southminster	5.00%	10/1/2031	NR		1,750	1,822,450
New Hope–Carillon	5.00%	7/1/2036	NR		1,250	1,230,175
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2031	BB+	(a)	850	886,193
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,985,120
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2023	AA-		2,750	3,212,220
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2024	AA-		3,200	3,777,696
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	AA-		70	73,261
NJ Hlth–St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,435,447
NJ Hlth–St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,760,348
NJ Hlth–St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,199,286
NJ Hlth–St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,202,996
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,106,002
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,897,980
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		4,065	4,101,991
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,266,560
NJ Hlth–Virtua Hlth (AGC)	5.50%	7/1/2020	AA		5,455	5,927,185
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,031,510
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Baa3		1,000	1,076,160
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Baa3		1,500	1,675,125
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	Baa3		1,300	1,457,131

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2028	Baa3		$2,000	$2,223,720
NYC Hlth & Hsp Corp	5.00%		2/15/2022	Aa3		5,000	5,756,500
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa3		4,000	4,603,120
Palomar Hlth	5.00%		11/1/2036	BBB-		2,980	3,146,969
Palomar Hlth Care Dist COP	5.25%		11/1/2021	BBB-		3,760	4,043,015
Philadelphia Hsps–Temple Univ Hlth	5.50%		7/1/2030	BBB-		2,230	2,237,939
Philadelphia Hsps–Temple Univ Hlth	6.25%		7/1/2023	BBB-		7,500	7,564,575
Roanoke EDA–Carilion Clinic	5.00%		7/1/2025	A+		10,000	10,962,400
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB+		10,050	12,038,794
Sartell Hlth Care–Country Manor	5.25%		9/1/2030	NR		1,000	1,018,300
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB	(a)	750	816,293
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	BBB-		3,735	4,208,449
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	BBB-		4,500	5,108,220
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(a)	1,860	1,861,730
Thomasville Hsp Auth–John Archbold	4.75%		11/1/2025	A+		6,150	6,257,748
Tulsa Co Industrial Auth–Montereau(c)	5.25%		11/15/2037	BBB-	(a)	1,250	1,338,913
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	BBB+	(a)	3,975	4,593,669
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	NR		1,300	1,480,245
WA Hlth–Fred Hutchinson Cancer Ctr	1.758%	#	1/1/2042	A		4,000	4,000,720
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,800	1,802,142
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,325	1,398,153
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(a)	1,350	1,459,498
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,161,420
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	A2		5,575	6,153,573
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Baa3		3,450	3,740,904
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Baa3		2,275	2,430,564
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,017,750
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	997,610
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		1,335	1,376,732
Total							464,565,330

Housing 0.61%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	589,960
Athens Hsg Auth–UGA E Campus Hsg	4.00%		12/1/2019	Aa2		2,045	2,182,547
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2024	Baa1		1,000	1,147,880
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,156,260
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,155,790
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	862,972

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(a)	$1,500	$1,531,095
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2030	BBB-		6,000	6,530,040
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,712,782
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,714,600
NYC IDA–Yankee Stadium (FGIC)	3.32%	#	3/1/2021	Baa1		3,850	3,783,472
PA Hi Ed–Edinboro Univ	5.00%		7/1/2018	NR		115	118,002
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(a)	1,130	1,177,189
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(a)	1,000	1,116,800
Total							25,779,389

Lease Obligations 5.51%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,643,500
CA Pub Wks–Dept Gen Svcs	5.00%		4/1/2020	Aaa		4,085	4,406,816
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+		3,000	3,514,950
CA Pub Wks–Various Cap Proj	5.00%		11/1/2020	A+		1,500	1,685,820
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+		3,250	3,684,785
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+		1,000	1,147,410
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+		4,200	4,845,036
CA Pub Wks–Various Cap Proj	5.25%		10/1/2019	A+		11,370	12,495,857
Cleveland COP–Cleveland Stadium	5.00%		11/15/2019	A		2,450	2,662,807
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,555,710
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	4,103,658
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2020	A-		4,000	4,224,480
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A-		6,405	6,762,207
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2020	AA		3,650	4,053,070
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,716,733
Houston Co Coop Dist–Country Crossing(e)	12.50%		6/7/2013	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,283,860
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	2,957,900
IN Fin Auth–Water	5.00%		2/1/2023	AAA		6,850	8,056,285
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	8,310,300
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	Aa3		10,000	11,689,500
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,701,120
LA PFA–Hurricane Recovery	5.00%		6/1/2024	A1		6,840	7,997,738
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA		1,250	1,454,438
Los Angeles Mun Impt Corp	5.00%		11/1/2025	A+		5,000	6,006,000
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,416,961
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,908,962

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.25%		12/15/2020	BBB+	$8,125	$8,589,994
NJ EDA–Sch Facs	5.25%		9/1/2023	NR	3,455	3,934,761
NJ EDA–Sch Facs	5.25%		9/1/2023	BBB+	6,545	6,957,073
NJ EDA–Sch Facs	5.25%		9/1/2025	BBB+	5,550	5,833,161
NJ EDA–Transit Proj	5.00%		5/1/2018	BBB+	1,425	1,467,793
NJ EDA–Transit Proj	5.00%		5/1/2019	BBB+	3,000	3,146,130
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2020	AA-	1,000	1,100,000
NW Allen Sch Bldg Corp (AGM)	5.00%		7/15/2020	AA+	3,140	3,240,009
NY UDC–Svc Contract	5.00%		1/1/2022	AA	3,705	4,075,759
NYC TFA–Bldg Aid	5.00%		7/15/2026	AA	1,750	2,083,323
NYC TFA–Bldg Aid	5.00%		7/15/2028	AA	1,500	1,750,815
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2020	Aa3	8,030	8,838,782
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2021	Aa3	8,750	9,872,888
Philadelphia Redev Auth	5.00%		4/15/2020	A+	3,525	3,826,599
Philadelphia Redev Auth	5.00%		4/15/2021	A+	2,000	2,211,460
Philadelphia Redev Auth	5.00%		4/15/2022	A+	5,195	5,818,036
Philadelphia Redev Auth	5.00%		4/15/2028	A+	4,380	4,833,067
San Diego Conv Ctr Fing Auth	5.00%		4/15/2020	AA-	4,100	4,548,950
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-	3,750	4,262,700
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2022	AA	1,000	1,159,530
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA	1,000	1,176,720
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,352,740
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2041	AA	1,910	1,910,248
Total						231,523,961

Other Revenue 4.03%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	11,300	11,655,724
Baker Correctional Dev	7.50%		2/1/2030	NR	1,200	878,652
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2023	BBB-	1,000	1,153,170
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2026	BBB-	5,420	6,301,509
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2027	BBB-	6,500	7,534,540
Brooklyn Arena LDC–Barclays Ctr	5.75%		7/15/2019	NR	780	861,354
Brooklyn Arena LDC–Barclays Ctr	5.75%		7/15/2019	NR	1,935	2,125,752
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,581,945
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1	5,425	6,222,475
CA Infra & Econ Dev–Gladstone Instn	5.25%		10/1/2026	A-	10,250	11,663,885

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
CA Infra & Econ Dev–Segerstrom Center	5.00%	7/1/2023		A-		$5,730	$6,638,606
CA Sch Fin Auth–Aspire†	5.00%	8/1/2036		BBB		1,600	1,704,688
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019		NR		5,000	4,962,150
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,483,394
Clarksville Nat Gas Aquis Corp–ML	5.00%	12/15/2021		Baa1		2,380	2,664,315
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,778,750
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,772,850
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,475,266
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB		915	992,693
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,660,091
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,237,450
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(a)	3,000	3,381,750
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,245,820
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,027,100
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		605	629,176
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,429,843
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,482,920
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,829,600
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,572,500
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	420,000
Michigan St Strategic FD Escrow(f)	Zero Coupon	—	(g)	NR		400	40
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+		3,835	4,785,045
NYC Cultural–MOMA	4.00%	4/1/2027		AA		3,500	3,975,860
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,624,150
PA IDA–Economic Dev	5.00%	7/1/2019		A+		3,500	3,768,625
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,206,420
Philadelphia Gas Works	5.00%	10/1/2022		A		5,000	5,692,400
Philadelphia Gas Works	5.00%	10/1/2028		A		2,000	2,269,820
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB		2,350	2,381,584
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa1		2,400	2,775,360
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3		9,365	10,697,920
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3		5,000	5,645,300
Total							169,190,492

Special Tax 2.34%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2		5,500	5,825,160
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020		A2		1,300	1,394,471

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	$2,000	$2,113,900
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,073,770
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,636,140
CT Spl Tax–Trans Infra	5.00%	9/1/2028	AA	10,000	11,592,600
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,627,811
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,309,502
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,118,811
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	763,875
MTA NY–Hudson Rail Yards	5.00%	11/15/2046	A2	22,000	23,335,400
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,532,958
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,086,720
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	6,982,792
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,869,252
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,131,744
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,400,851
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,090,205
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,349,020
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	155	163,861
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	3,900	4,017,390
Village CDD #12	3.25%	5/1/2026	NR	4,000	3,826,480
Village CDD #9	5.00%	5/1/2022	NR	975	1,012,664
Village CDD #9	5.25%	5/1/2031	NR	1,740	1,878,661
Village CDD #9	5.75%	5/1/2021	NR	1,870	1,985,304
Village CDD #9	6.75%	5/1/2031	NR	2,400	2,677,152
Total					98,346,494

Tax Revenue 6.55%
AZ Transp Brd–Excise Tax	5.00%	7/1/2022	AA+	5,000	5,815,400
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,219,170
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,445,620
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,577,211
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	6,030,900
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-	5,000	5,891,600
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,027,580
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR	1,000	1,023,540
Jacksonville Sales Tax	5.00%	10/1/2021	A+	2,500	2,853,925
Kansas Dept Trans	5.00%	9/1/2026	AAA	5,000	6,043,350

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		$1,030	$1,161,212
MA Sch Bldg Auth–Sales Tax	5.00%	1/15/2029	AA+		6,385	7,486,987
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,499,908
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,488,485
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,957,632
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,574,497
Met Pier & Expo Auth–Mccormick Place	5.00%	12/15/2022	BBB-		5,020	5,470,394
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB-		10,070	10,456,184
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,629,556
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,203,070
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	6,889,267
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	515,870
NY Dorm–PIT	5.00%	3/15/2023	AAA		10,000	11,502,200
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	17,628,038
NY Dorm–PIT	5.25%	2/15/2023	AAA		7,710	8,285,860
NY Dorm–Sales Tax	5.00%	3/15/2028	AAA		11,645	13,907,391
NY UDC–PIT	5.00%	3/15/2026	AAA		10,000	12,081,600
NY UDC–PIT	5.00%	3/15/2026	AAA		15,000	17,690,850
NY UDC–PIT	5.00%	12/15/2026	AAA		595	612,392
NY UDC–PIT	5.00%	3/15/2031	AAA		10,000	11,802,800
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	11,355,700
NYC TFA–Future Tax	5.50%	11/1/2027	AAA		8,850	10,123,249
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		1,410	1,525,691
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,395,250
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,178,605
PR Corp Sales Tax	5.00%	8/1/2040	Caa3		2,000	1,297,500
PR Corp Sales Tax	5.25%	8/1/2027	CC		1,650	655,875
PR Corp Sales Tax	5.25%	8/1/2041	CC		5,470	2,174,325
PR Corp Sales Tax	5.50%	8/1/2023	CC		9,465	3,963,469
PR Corp Sales Tax	5.50%	8/1/2028	CC		8,630	3,462,787
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3		8,000	5,230,000
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	5,793,800
WI Trsp	5.00%	7/1/2024	AA+		5,000	5,961,500
WI Trsp	5.00%	7/1/2026	AA+		6,000	7,189,440
Total						275,079,680

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 4.16%
Buckeye Tobacco	5.125%	6/1/2024	B-	$21,490	$20,335,557
Buckeye Tobacco	5.75%	6/1/2034	B-	1,360	1,295,794
Buckeye Tobacco	5.875%	6/1/2030	B-	18,850	18,155,189
Golden St Tobacco	4.50%	6/1/2027	B1	11,875	11,902,431
Golden St Tobacco(c)	5.00%	6/1/2027	BBB	4,000	4,717,440
Golden St Tobacco(c)	5.00%	6/1/2028	BBB	1,000	1,167,900
Golden St Tobacco	5.00%	6/1/2033	B-	15,000	15,000,150
Inland Empire Tobacco	4.625%	6/1/2021	NR	5,230	5,236,851
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,950	2,954,012
MI Tob Settlement	5.125%	6/1/2022	B-	4,910	4,864,779
MI Tob Settlement	5.25%	6/1/2022	B-	6,590	6,566,013
Nthrn AK Tobacco	4.625%	6/1/2023	Ba2	2,420	2,420,871
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A	8,500	8,519,805
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,758,350
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,194,800
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,135,670
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,122,360
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,157,936
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,728,167
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,166,875
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,573,250
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	11,040	11,173,584
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	5,000	5,009,150
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	10,500	10,140,690
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	10,000	10,037,000
TSASC	5.00%	6/1/2029	A-	5,775	6,648,353
Total					174,982,977

Transportation 16.79%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	885,188
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,164,370
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,314,020
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,442,838
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,318,620
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,303,200
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	3,987,270
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,140,610
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	5,819,250

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-	$4,075	$4,702,835
Atlanta Arpt	5.50%		1/1/2021	Aa3	3,000	3,441,720
Atlanta Arpt–PFC	5.00%		1/1/2029	AA-	2,500	2,892,025
Bay Area Toll Auth	1.287%	#	4/1/2045	Aa3	7,200	7,196,112
Bay Area Toll Auth	1.61%	#	4/1/2047	AA	6,000	6,018,780
Bay Area Toll Auth	2.00%	#	4/1/2034	AA	9,000	9,091,080
Central TX Mobility Auth	5.00%		1/1/2030	BBB+	800	897,984
Central TX Mobility Auth	5.00%		1/1/2031	BBB+	1,675	1,866,084
Central TX Mobility Auth	5.00%		1/1/2032	BBB+	2,000	2,216,020
Central TX Mobility Auth	5.00%		1/1/2033	BBB	3,010	3,226,569
Central TX Mobility Auth	5.75%		1/1/2020	BBB+	1,000	1,111,030
Central TX Tpk	5.00%		8/15/2025	BBB+	2,250	2,590,065
Central TX Tpk	5.00%		8/15/2026	BBB+	2,500	2,849,225
Central TX Tpk	5.00%		8/15/2027	BBB+	3,300	3,742,233
Central TX Tpk	5.00%		8/15/2028	BBB+	3,250	3,664,895
Central TX Tpk	5.00%		8/15/2033	BBB+	7,650	8,414,694
Chicago Midway Arpt	5.00%		1/1/2026	A	6,075	6,962,618
Chicago Midway Arpt AMT	5.00%		1/1/2023	A	3,000	3,403,680
Chicago O’Hare Arpt	5.00%		1/1/2022	A	3,230	3,554,033
Chicago O’Hare Arpt	5.00%		1/1/2031	A	6,500	7,319,845
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	11,740	13,092,213
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	5,000	5,550,450
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	6,410	7,385,025
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA	3,905	4,232,669
Cleveland Arpt (AGM)	5.00%		1/1/2025	AA	1,200	1,397,916
Cleveland Arpt (AGM)	5.00%		1/1/2026	AA	2,000	2,329,860
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,525,479
Delaware River Port Auth	5.00%		1/1/2027	A-	1,835	2,013,894
Delaware River Port Auth	5.00%		1/1/2028	A	7,500	8,570,925
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1	1,000	1,182,890
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1	1,920	2,254,426
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1	1,525	1,765,859
E–470 Hwy Auth	5.00%		9/1/2020	A-	900	992,511
FL Expwy Auth	5.00%		7/1/2028	A	3,500	4,163,670
FL Tpk Auth–Dept Trans	5.00%		7/1/2026	Aa2	9,160	10,983,481
Foothill / Eastern Corridor Toll Rd	5.00%	#	1/15/2053	BBB-	12,000	12,753,120
HI Arpts Sys AMT	5.00%		7/1/2022	A+	5,130	5,705,945

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB-	$8,000	$8,468,720
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	BB-	2,500	2,679,100
Houston Arpt AMT	5.00%		7/1/2021	A+	5,000	5,613,050
IL Toll Hwy Auth	5.00%		1/1/2027	AA-	1,000	1,148,770
IL Toll Hwy Auth	5.00%		1/1/2028	AA-	2,535	2,891,928
KY Tpk Auth	5.00%		7/1/2026	Aa2	5,215	5,975,347
Los Angeles Dept Arpts–LAX	5.00%		5/15/2027	AA-	2,000	2,377,900
Louisville Regl Airport AMT	5.00%		7/1/2021	A+	1,250	1,411,425
Louisville Regl Airport AMT	5.00%		7/1/2022	A+	1,625	1,864,541
Louisville Regl Airport AMT	5.00%		7/1/2023	A+	2,250	2,599,695
MA Port Auth–Delta Airlines AMT (AMBAC)	2.094%	#	1/1/2031	NR	9,000	7,821,153
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	925	994,995
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	2,390	2,570,851
Miami Dade Co Aviation–MIA	5.00%		10/1/2025	A	3,690	4,330,215
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2021	A	1,500	1,701,240
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2022	A	1,550	1,781,012
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2027	A	5,145	5,852,746
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A	3,500	3,956,365
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A	1,750	2,009,840
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A	2,000	2,312,040
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A	2,500	2,917,025
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A	3,500	4,044,180
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	AA-	7,000	8,490,650
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+	3,500	4,044,145
Minneapolis / St Paul Met Arpts	5.00%		1/1/2029	AA-	5,000	5,978,850
Minneapolis / St Paul Met Arpts	5.00%		1/1/2030	AA-	5,000	5,927,050
MTA NY	5.00%		11/15/2021	AA-	1,500	1,722,930
MTA NY	5.00%		11/1/2023	AA-	5,640	6,550,522
MTA NY	5.00%		11/15/2025	AA-	3,500	4,071,760
MTA NY	5.25%		11/15/2028	AA-	6,355	7,619,518
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB	1,000	1,135,210
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2031	AA	1,000	1,155,890
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2021	Baa1	2,000	2,224,060
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2023	Baa1	3,000	3,401,370
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2027	Baa1	3,185	3,532,006
NJ EDA–Goethals Brdg AMT	5.125%		1/1/2034	BBB-	5,000	5,418,150
NJ Tpk Auth	5.00%		1/1/2021	A+	5,000	5,630,000

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	5.00%	1/1/2023	A+	$3,835	$4,455,733
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,447,060
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,715,500
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,742,750
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	6,693,731
NJ Trans Trust Fund	5.75%	6/15/2020	BBB+	7,645	8,375,633
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,937,947
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,794,600
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,838,150
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,080,344
North TX Twy Auth	6.25%	1/1/2024	A	935	1,017,691
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,001,100
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	9,990,135
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	2,909,790
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,374,035
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,455,785
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,266,525
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	853,073
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,833,888
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,307,292
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,009,511
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,896,915
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,165,240
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,460,400
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	15,320,340
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,044,565
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,378,318
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,778,610
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,421,337
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,705,905
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,307,901
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,819,500
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,737,098
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,672,972
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,608,100
Port Auth NY & NJ AMT	5.00%	9/1/2022	AA-	5,000	5,756,550
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,698,756

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Oakland AMT	5.00%	5/1/2021	A+	$1,000	$1,119,660
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,498,750
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,281,560
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	334,125
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	1,183,875
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	825,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,072,500
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,728,219
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,016,132
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,056,555
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,100,183
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,779,450
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,640,797
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,456,810
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,434,310
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,285,500
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,485,898
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,211,750
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,408,272
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,634,957
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,917,020
San Jose Arpt AMT(c)	5.00%	3/1/2035	NR	1,500	1,676,025
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,886,693
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	AA-	2,500	2,794,400
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,511,269
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,438,780
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,343,480
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	6,781,921
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,044,350
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,251,485
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,398,800
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,417,700
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,784,378
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,238,120
Total					705,572,979

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 11.72%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	$2,645	$3,134,113
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000	4,730,880
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2021	A1	1,300	1,466,920
Anaheim Electric	5.00%		10/1/2030	AA-	2,750	3,086,160
Anaheim Electric	5.00%		10/1/2032	AA-	6,500	7,253,220
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	51,925
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2022	NR	105	123,296
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,282,550
Chicago Water	5.00%		11/1/2024	A	8,690	9,827,869
Chicago Water	5.00%		11/1/2025	A	2,625	2,974,624
Dallas Wtrwks & Swr	5.00%		10/1/2024	AAA	15,000	17,908,050
Detroit Sewer	5.00%		7/1/2034	BBB+	2,200	2,381,896
Detroit Sewer	5.00%		7/1/2035	BBB+	1,835	1,979,983
East Bay Utility Water District	5.00%		6/1/2028	AAA	6,300	7,547,778
Energy Northwest–Proj 1	5.00%		7/1/2027	Aa1	9,650	10,687,857
Fairfax Co Water	5.00%		4/1/2027	AAA	5,000	6,208,750
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,628,601
FL Muni Pwr Agy	5.00%		10/1/2029	A2	3,355	3,929,711
FL Muni Pwr Agy–St Lucie	5.00%		10/1/2021	A2	3,650	3,962,805
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,073,960
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,047,400
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,468,300
Houston Util Sys	5.00%		11/15/2022	AA	5,000	5,826,950
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,726,000
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,289,662
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,322,500
IN Muni Pwr	5.00%		1/1/2025	A+	1,000	1,183,370
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,425,864
IN Muni Pwr	5.00%		1/1/2029	A+	3,000	3,494,040
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,771,364
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,209,406
Long Beach Nat Gas–ML	2.126%	#	11/15/2026	BBB+	4,000	3,779,800
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,244,213
Long Island Power Auth	5.00%		9/1/2027	A-	6,000	7,106,520
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2022	NR	55	62,925
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2022	Aa2	4,195	4,823,663
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,886,700

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Lower Colo Riv Auth	5.00%		5/15/2020	A	$3,930	$4,346,501
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A1	5,225	5,917,887
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1	5,005	5,584,179
Main St Nat Gas–ML	5.00%		3/15/2021	BBB+	2,500	2,765,050
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,803,302
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,708,710
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,609,568
MI Strat Fund–Detroit Edison	1.45%	#	8/1/2029	Aa3	3,500	3,386,040
MI Strat Fund–Detroit Edison	1.45%	#	9/1/2030	Aa3	1,000	967,440
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,319,020
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,750,425
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,089,417
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,342,877
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,738,275
New Orleans Sewer	5.00%		6/1/2020	A	1,400	1,539,972
New Orleans Sewer	5.00%		6/1/2021	A	400	447,780
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB+	8,000	8,565,680
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,101,840
Northern IL Muni Power	5.00%		12/1/2025	A2	2,710	3,142,760
Northern IL Muni Power	5.00%		12/1/2026	A2	2,315	2,698,433
OH Air Quality–FirstEnergy	3.625%	#	10/1/2033	CCC+	1,000	356,430
OH Air Quality–FirstEnergy	3.625%	#	10/1/2033	CCC+	2,000	712,860
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	CCC+	10,865	4,135,219
OH Air Quality–FirstEnergy	5.70%		8/1/2020	CCC+	3,750	1,335,638
OH Air Quality–Firstenergy AMT	3.95%	#	11/1/2032	CCC+	3,000	1,069,290
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,510,460
OH Wtr Dev Auth–Firstenergy AMT	3.95%	#	11/1/2032	CCC+	6,000	2,138,580
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,957,800
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,046,047
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,233,700
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,142,330
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,132,900
Philadelphia Water & Wastewater	5.00%		7/1/2022	A+	3,090	3,560,422
Phoenix Ariz Civic Impt Corp Wtr Sys Rev Rfdg-Jr Lien-Ser B	5.00%		7/1/2023	AAA	8,025	9,492,211
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	5,903,483
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,329,013

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	$4,750	$5,278,912
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,789,774
Piedmont Muni Pwr Agy	5.25%		1/1/2019	NR	555	572,605
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	1,445	1,487,671
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3	10,640	11,572,596
Portland Sewer	5.00%		6/15/2022	AA	5,000	5,822,300
PR Aqueduct & Swr Auth	6.125%		7/1/2024	Caa3	5,590	4,541,875
PR Elec Pwr Auth	5.00%		7/1/2037	Caa3	1,035	654,638
PR Elec Pwr Auth	5.00%		7/1/2042	Caa3	2,390	1,511,675
PR Elec Pwr Auth	5.25%		7/1/2019	Caa3	2,000	1,263,780
PR Elec Pwr Auth	5.50%		7/1/2038	Caa3	2,350	1,486,375
PR Elec Pwr Auth	7.00%		7/1/2033	Caa3	4,000	2,530,000
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	725	458,563
PR Elec Pwr Auth (AGM)	1.189%	#	7/1/2029	AA	5,720	4,404,400
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,626,751
Salt River Agric Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,068,590
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	10,344,331
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	BBB+	5,000	6,060,850
San Diego Water	5.00%		8/1/2022	Aa3	3,000	3,508,320
San Francisco City & Co Pub Util Sys Commn	5.00%		11/1/2023	AA-	5,450	6,300,254
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2022	AA-	1,100	1,229,998
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,766,360
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2021	AA	2,000	2,278,060
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,182,860
TEAC–Goldman Sachs	5.00%		2/1/2018	A3	1,055	1,086,101
TEAC–Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,388,860
TEAC–Goldman Sachs	5.25%		9/1/2024	A3	8,640	10,027,843
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	23,000	25,709,630
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3	2,000	2,169,700
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	2,000	2,161,080
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	BBB+	4,685	5,265,425
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	BBB+	2,925	3,328,943
TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	BBB+	26,660	31,557,175
UT Muni Pwr–Payson Pwr	5.00%		4/1/2021	A-	5,300	5,947,819
Utility Debt Sec Auth–Lipa	5.00%		6/15/2028	AAA	5,915	7,171,464
Western MN Muni Pwr Agy	5.00%		1/1/2022	Aa3	1,000	1,151,580

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2017

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Western MN Muni Pwr Agy		5.00%	1/1/2023	Aa3	$1,500	$1,756,095
WV EDA–Morgantown Energy AMT		2.875%	12/15/2026	Baa3	1,915	1,826,393
Wyandotte CO Unified Govt Utility Sys		5.00%	9/1/2021	A+	3,105	3,533,863
Total						492,614,673
Total Municipal Bonds (cost $4,058,548,476)						4,098,356,663

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

SHORT-TERM INVESTMENTS

Variable Rate Demand Notes 1.18%

General Obligation 0.44%
NYC GO (AGM)	1.16%	4/3/2017	11/1/2026	AA	18,490	18,490,000

Utilities 0.74%
Appling Co Dev–GA Power	1.33%	4/3/2017	9/1/2041	A-	15,500	15,500,000
NYC Muni Water	1.16%	4/3/2017	6/15/2032	AA+	15,500	15,500,000
Total						31,000,000
Total Short-Term Investments (cost $49,490,000)						49,490,000
Total Investments in Securities 98.71% (cost $4,108,038,476)						4,147,846,663
Cash and Other Assets in Excess of Liabilities(h) 1.29%						54,290,576
Net Assets 100.00%						$4,202,137,239

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Long U.S. Treasury Bond	June 2017	96	Short	$(14,481,000)	$(46,668)

Note: See Footnotes to Schedules of Investments on page 131 of this report.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$280,672,224	$3,087,000	(5)	$283,759,224
Health Care	–	462,580,210	1,985,120	(5)	464,565,330
Lease Obligations	–	231,276,441	247,520	(5)	231,523,961
Other Revenue	–	165,715,186	3,475,306	(5)(6)	169,190,492
Remaining Industries	–	2,949,317,656	–		2,949,317,656
Variable Rate Demand Notes	–	49,490,000	–		49,490,000
Total	$–	$4,139,051,717	$8,794,946		$4,147,846,663

Liabilities
Trust Certificates(4)	$–	$(1,250,000)	$–		$(1,250,000)
Total	$–	$(1,250,000)	$–		$(1,250,000)

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(46,668)	–	–		(46,668)
Total	$(46,668)	$–	$–		$(46,668)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.
(5)	Includes securities (West Pace Coop Dist (Corporate-Backed), NJ EDA–Seashore Gardens (Health Care) and Houston Co Coop Dist–Country Crossing (Lease Obligations)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(6)	Level 3 securities (Clifton Higher Ed–IDEA Pub Schs (Other Revenue) and (Michigan St Strategic FD Escrow (Other Revenue)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$3,491,311
Accrued discounts/premiums	663
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(209,264)
Purchases	–
Sales	–
Net transfers in or out of Level 3	5,512,236
Balance as of March 31, 2017	$8,794,946
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$(209,264)

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.98%

Corporate-Backed 3.20%
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#	4/1/2035	CCC+	$1,500	$548,145
Citizens Property Insurance Corp	5.00%		6/1/2020	A+	500	553,565
Citizens Property Insurance Corp	5.00%		6/1/2021	A+	550	623,222
Courtland IDB–Intl Paper	6.25%		11/1/2033	Baa2	770	852,867
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	200	227,834
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	500	512,680
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	Baa1	210	226,036
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	500	524,475
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	120	124,906
OK DFA–Waste Mgmt	2.375%	#	12/1/2021	A-	185	189,227
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,250	1,226,275
Warren Co–Intl Paper	5.80%		5/1/2034	BBB	100	111,140
Warren Co–Intl Paper	6.50%		9/1/2032	BBB	255	271,261
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB-	500	503,010
Total						6,494,643

Education 8.89%
Allegheny Co Hi Ed–Duquesne Univ	5.50%		3/1/2029	A	160	184,714
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2	325	372,421
CA Ed Facs–Santa Clara Univ	5.50%		4/1/2033	Aa3	20	20,837
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	250	283,597
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	250	261,942
DE EDA–DE State Univ (AGM)	5.00%		10/1/2031	AA	410	466,400
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+	100	102,266
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2033	A-	300	329,109
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2035	A-	250	271,867
FL HI Ed–Nova Southeastern Univ	6.375%		4/1/2031	A-	475	545,632
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%		9/1/2032	A+	775	867,357
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+(a)	1,000	1,000,760
Hempstead Town LDC–Adelphi Univ	5.00%		10/1/2034	A-	175	195,457
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3	100	100,238
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3	500	501,065
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3	500	499,995
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2036	A-	740	796,906
LA PFA–LSU Nicholson Gateway	5.00%		7/1/2046	A3	550	599,643
MA DFA–Emmanuel College	5.00%		10/1/2034	Baa2	600	651,912

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
MA DFA–Emmanuel College	5.00%		10/1/2043	Baa2	$750	$805,035
MA DFA–Harvard Univ	5.00%		7/15/2040	AAA	1,500	1,906,710
MA DFA–Suffolk Univ(c)	5.00%		7/1/2032	Baa2	150	165,341
MA DFA–Suffolk Univ(c)	5.00%		7/1/2033	Baa2	150	164,411
MA DFA–Suffolk Univ(c)	5.00%		7/1/2034	Baa2	100	109,872
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	Ba3	125	127,851
Morgan State Univ	5.00%		7/1/2027	A+	670	763,043
Morgan State Univ	5.00%		7/1/2030	A+	350	396,564
Morgan State Univ	5.00%		7/1/2032	A+	450	508,441
NH Hlth & Ed–Sthrn NH Univ	5.00%		1/1/2019	A	225	238,502
NJ Ed Facs–Kean Univ	5.25%		9/1/2029	A2	160	171,525
NY Dorm–Cornell Univ	5.00%		7/1/2034	Aa1	250	269,590
NY Dorm–Pace Univ	5.00%		5/1/2029	NR	5	5,838
NY Dorm–Pace Univ	5.00%		5/1/2029	BBB-	245	265,149
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	B3	140	141,824
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3	1,000	1,127,010
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-	905	998,143
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2044	Baa1	1,000	1,061,690
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A1	715	793,164
Total						18,071,821

Financial Services 0.24%
IN Bd Bk–JP Morgan	1.655%	#	10/15/2022	A3	500	481,030

General Obligation 16.94%
Allegheny Co GO	5.00%		11/1/2041	AA-	1,000	1,115,060
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA	550	637,835
CA State GO	5.00%		9/1/2032	AA-	500	580,965
CA State GO	5.00%		8/1/2038	AA-	400	455,544
CA State GO	5.375%		11/1/2035	AA-	400	454,012
CA State GO	5.50%		3/1/2040	AA-	975	1,082,815
CA State GO	6.50%		4/1/2033	AA-	300	331,908
Chicago Brd Ed	5.00%		12/1/2042	B	575	457,137
Chicago Brd Ed	6.50%		12/1/2046	B	100	93,420
Chicago GO	5.00%		1/1/2034	BBB+	1,000	953,030
Chicago GO	5.00%		1/1/2034	BBB+	500	476,515
Chicago GO	5.25%		1/1/2027	BBB+	270	270,267
Chicago GO	5.50%		1/1/2035	BBB+	230	228,178

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.50%	1/1/2037	BBB+	$985	$969,762
Chicago GO	5.625%	1/1/2030	BBB+	275	280,030
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,559,265
Cook Co GO	5.00%	11/15/2031	AA-	350	385,613
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,652,430
Delaware Co IDA–Covanta	5.00%	7/1/2043	Ba2	500	501,295
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	457,028
Frederick Co GO(c)	5.00%	2/1/2029	Aaa	1,000	1,243,750
Frederick Co GO(c)	5.00%	2/1/2030	Aaa	1,500	1,860,315
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	250,947
IL State GO	5.00%	6/1/2027	BBB	855	891,962
IL State GO	5.00%	1/1/2033	BBB	575	576,880
IL State GO	5.00%	1/1/2033	BBB	1,500	1,508,325
IL State GO	5.00%	1/1/2035	BBB	1,000	1,003,440
IL State GO	5.50%	7/1/2033	BBB	100	103,837
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,097,900
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,081,070
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	543,665
Los Angeles CCD	4.00%	8/1/2028	AA+	400	447,488
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,019,405
Middletown CSD	5.25%	12/1/2040	AA	250	286,040
NYC GO	5.00%	8/1/2023	AA	705	829,545
NYC GO	5.00%	8/1/2027	AA	575	664,384
NYC GO	5.00%	12/1/2041	AA	400	454,756
PA State GO	4.00%	9/15/2030	AA-	1,000	1,053,070
Philadelphia GO	5.25%	7/15/2031	A+	600	682,212
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	422,408
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	424,090
PR Comwlth GO(e)	4.75%	7/1/2018	Caa3	370	219,947
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3	250	147,813
PR Comwlth GO(e)	5.50%	7/1/2027	Caa3	1,040	616,200
PR Pub Bldg Auth GTD(e)	5.50%	7/1/2027	Caa3	220	112,750
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,105
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A2	1,000	1,082,870
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	494,267
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	195,088
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	848,198

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		$500	$589,005
Yosemite CCD	5.00%	8/1/2029	Aa2		500	588,855
Total						34,437,696

Health Care 15.61%
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-		300	335,745
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-		345	384,772
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	477,209
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-		640	698,022
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		745	845,620
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		275	309,664
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		750	785,827
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	536,830
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	806,617
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	121,103
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	304,304
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	BBB+		750	793,230
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	BBB+		165	174,885
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	682,419
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	581,205
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	149,358
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	159,188
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	NR		115	125,171
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	15	16,153
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		530	574,478
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	155,458
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	526,795
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	462,876
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		30	31,391
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		500	508,400
HI State GO	5.00%	12/1/2028	AA+		380	435,712
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		235	246,087
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	848,344
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	302,209
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	Aaa		315	348,948
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		220	243,709
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		80	88,622
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		250	274,228
IN Hlth Facs–Ascension Hlth	5.00%	11/15/2036	Aa2		400	448,368

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		$1,000	$1,091,490
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA-		300	346,308
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		780	850,715
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A-		930	1,027,287
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	268,340
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		1,000	1,105,490
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		450	480,064
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	502,329
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	668,366
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	433,064
Meadville Med Center	6.00%	6/1/2046	NR		160	161,781
Meadville Med Center	6.00%	6/1/2051	NR		185	186,408
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	162,620
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	NR		85	93,007
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	AA-		20	21,735
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,115,080
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,057,716
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		150	153,507
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,190,024
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		225	194,279
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	152,053
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	Baa3		1,000	1,063,830
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	262,383
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,137,995
St Paul Hsg–Healtheast	5.25%	11/15/2028	BBB-		1,000	1,080,700
UCal Med Ctr	4.50%	5/15/2036	AA-		1,000	1,079,020
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		140	155,851
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		500	548,575
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	122,042
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	33,292
WI Hlth & Ed–Aurora Hlth	5.125%	4/15/2031	A2		295	329,158
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	865,082
Total						31,722,538

Housing 1.82%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	352,377
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		150	155,802
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		100	109,904

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2040	Baa1	$250	$271,308
Fed Home Loan Mtg Corp	4.60%		12/15/2044	AA+	500	518,960
MD EDC–Univ of MD Hsg (AGM)	5.00%		6/1/2035	AA	1,000	1,139,280
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-	750	787,642
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	350	359,814
Total						3,695,087

Lease Obligations 4.88%
CA Pub Wks–Riverside Campus	6.00%		4/1/2027	A+	250	271,860
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+	535	606,776
CA Pub Wks–Various Cap Proj	5.75%		3/1/2030	A+	310	346,003
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+	25	25,124
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-	475	518,553
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	1,155	1,341,428
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Baa3	250	267,170
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA	865	941,682
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	500	581,490
Los Angeles USD COP	5.00%		10/1/2025	A+	1,000	1,150,160
NJ EDA–Sch Facs	2.51%	#	3/1/2028	BBB+	500	461,355
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	BBB+	390	394,286
North Hudson Sewerage Auth	5.00%		6/1/2024	A	605	678,653
Philadelphia Muni Auth	6.375%		4/1/2029	A+	655	715,037
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-	1,000	1,106,890
VA Transp Brd	4.75%		5/15/2035	AA+	470	512,211
Total						9,918,678

Other Revenue 5.87%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	235	242,398
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	155	168,349
Austin Convention†	5.75%		1/1/2034	BB	590	589,976
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	200	200,464
Baltimore Conv Ctr–Hilton Hotel	5.875%		9/1/2039	BB	250	250,395
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2025	Ba1	595	596,071
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2026	Ba1	100	100,162
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	BBB-	700	763,252
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2	250	281,843
Cleveland Arpt	5.00%		1/1/2030	A-	555	611,921
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB	275	287,733

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	$500	$539,575
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB	435	443,617
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+	300	341,511
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+	200	227,074
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB	100	107,993
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB	500	523,665
Houston HI Ed–Cosmos Fndtn	6.50%		5/15/2031	BBB	620	722,368
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB	125	151,688
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	900	1,015,218
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3	475	541,685
La Vernia Hi Ed–Life Schools of Dallas	7.25%		8/15/2031	BBB-	250	284,220
Long Beach Nat Gas–ML	5.00%		11/15/2035	BBB+	675	773,550
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2031	NR	100	60,000
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A	500	561,895
Philadelphia Gas Works	5.00%		10/1/2032	A	750	828,682
PR Pub Bldg Auth GTD(e)	5.25%		7/1/2027	Caa3	265	136,475
Selma IDB–Intl Paper	5.80%		5/1/2034	BBB	150	166,710
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	395	422,385
Total						11,940,875

Special Tax 4.64%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa2	250	268,365
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2	500	522,970
CT Spl Tax–Trans Infra	5.00%		8/1/2031	AA	470	529,897
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA	1,150	1,277,937
CT Spl Tax–Trans Infra	5.00%		9/1/2034	AA	500	557,165
Inland Valley Redev Agy	5.25%		9/1/2037	A-	1,500	1,696,065
Lancaster Redev Agy	6.00%		8/1/2024	BBB	250	272,095
MTA NY–Hudson Rail Yards	5.00%		11/15/2056	A2	1,000	1,074,370
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.36%	#	3/1/2024	AA-	500	480,320
Orange Co CFD	5.25%		8/15/2045	NR	500	546,250
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	500	576,710
San Francisco Redev–Mission Bay South	5.00%		8/1/2043	A-	395	436,183
San Francisco Redev–Mission Bay South (NPFGC)(FGIC)	5.00%		8/1/2041	AA-	300	337,041
San Jose Redev Agy (AMBAC)	5.00%		8/1/2018	BBB+	100	101,229
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A2	660	751,562
Total						9,428,159

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 4.10%
Hamilton Sales Tax	5.00%	12/1/2030	AA-	$300	$352,713
Hudson Yards	5.75%	2/15/2047	A	925	1,048,090
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2052	BBB-	225	226,879
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB-	265	279,774
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,435	352,192
Met Pier & Expo Auth–Mccormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	963,714
MTA NY–Dedicated Tax	5.50%	11/15/2039	NR	20	21,455
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	282,622
NY UDC–PIT	5.00%	3/15/2033	AAA	750	850,305
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,125,800
PR Corp Sales Tax	5.00%	8/1/2046	Caa3	585	379,519
PR Corp Sales Tax	5.25%	8/1/2027	CC	575	228,562
PR Corp Sales Tax	5.25%	8/1/2041	CC	810	321,975
PR Corp Sales Tax	5.75%	8/1/2037	CC	220	94,875
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	275	312,920
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	622,591
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	582,680
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	291,520
Total					8,338,186

Tobacco 2.84%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	133,520
Buckeye Tobacco	5.125%	6/1/2024	B-	500	473,140
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	952,790
Golden St Tobacco	5.00%	6/1/2030	A+	500	565,105
Golden St Tobacco	5.75%	6/1/2047	B-	500	500,045
MI Tob Settlement	5.125%	6/1/2022	B-	695	688,599
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	165,559
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,256,629
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	615	599,803
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	110	103,633
TSASC	5.00%	6/1/2035	A-	100	111,276
TSASC	5.00%	6/1/2036	A-	50	55,459
TSASC	5.00%	6/1/2041	BBB+	150	163,589
Total					5,769,147

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 16.66%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	$750	$845,947
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,000	1,107,450
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	715,569
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,163,560
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,319,952
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,088,430
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	648,249
Chicago Midway Arpt	5.00%	1/1/2026	A	210	237,298
Chicago Midway Arpt	5.00%	1/1/2046	A	1,000	1,090,800
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,110,086
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	134,042
Chicago O’Hare Arpt	5.625%	1/1/2035	A	945	1,060,167
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	113,643
Delaware River Port Auth	5.00%	1/1/2029	A	470	534,625
Delaware River Port Auth	5.00%	1/1/2034	A	800	886,120
DFW Arpt	5.00%	11/1/2028	A+	750	865,432
DFW Arpt	5.00%	11/1/2030	A+	850	974,712
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	563,480
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	245,480
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	993,387
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	782,967
MA Port Auth	5.00%	7/1/2045	AA	250	282,353
Met DC Arpt	5.00%	10/1/2035	AA-	255	279,572
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	553,545
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	451,012
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	NR	130	148,612
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	410	463,899
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	184,158
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	588,753
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	666,327
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	250	283,803
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2039	AA	100	112,284
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	370,783
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	760	820,853
North TX Twy Auth	5.00%	1/1/2031	A2	250	280,778
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,277,539
NY Twy Auth	5.25%	1/1/2056	A-	300	337,053

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	5.00%	6/1/2029	A3	$1,000	$1,137,540
PA Tpk Commn	5.00%	12/1/2039	A1	750	824,415
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	397,859
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	65,417
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	91,861
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,108,110
Regional Trans Dist–Denver Trans	6.00%	1/15/2041	Baa3	100	110,314
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	538,578
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,100,890
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	544,936
San Diego Arpt	5.00%	7/1/2040	A	945	1,031,590
San Francisco Arpt	5.00%	5/1/2046	A+	1,000	1,141,590
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,350,112
San Jose Arpt(c)	5.00%	3/1/2047	NR	750	845,333
Total					33,871,265

Utilities 14.29%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	214,056
Adelanto Util Sys	6.625%	7/1/2031	NR	100	108,922
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	558,695
Baltimore Water	5.00%	7/1/2033	AA-	605	687,540
Baltimore Water	5.00%	7/1/2046	AA-	1,000	1,128,120
Capital Region Water Rev (BAM)	5.00%	7/15/2029	AA	1,200	1,387,800
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	525	564,265
Chicago Water	5.00%	11/1/2028	A	500	557,530
Chicago Water	5.00%	11/1/2039	A	855	916,124
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	198,048
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	840	870,887
Detroit Sewer	5.00%	7/1/2034	BBB+	385	416,832
Detroit Water	5.00%	7/1/2036	A-	330	349,058
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	461,408
Gainesville Utility	5.25%	10/1/2034	Aa2	150	167,748
IN Muni Pwr	5.25%	1/1/2032	A+	450	519,934
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	718,720
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,469,702
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	1,000	1,093,290
Long Beach Nat Gas–ML	5.50%	11/15/2030	BBB+	800	963,352
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	1,395	1,695,664

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Long Island Power Auth	5.00%	9/1/2041	A-	$500	$556,680
Los Angeles USD	5.00%	7/1/2023	Aa2	500	594,335
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	320	352,442
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	603,879
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,822,935
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	268,630
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	560,180
NYC Muni Water	5.00%	6/15/2036	AA+	500	565,985
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	566,710
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,117,650
Philadelphia Gas Works	5.00%	8/1/2029	A	250	279,155
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	323,249
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	670	544,375
PR Elec Pwr Auth	5.00%	7/1/2028	Caa3	270	170,775
PR Elec Pwr Auth	5.25%	7/1/2028	Caa3	880	556,600
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	240,192
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	875	1,014,694
SC Pub Svc Auth–Santee Cooper	5.25%	12/1/2055	AA-	1,350	1,422,832
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A3	830	935,219
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	950	1,050,310
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	425	461,061
Total					29,055,583
Total Municipal Bonds (cost $201,744,357)					203,224,708

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(concluded)

AMT FREE MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.20%

VARIABLE RATE DEMAND NOTES 0.20%

Utilities
Appling Co Dev–GA Power	1.33%	4/3/2017	9/1/2029	A-	$200	$200,000
NYC Muni Water	1.16%	4/3/2017	6/15/2032	AA+	200	200,000
Total						400,000
Total Short-Term Investments (cost $400,000)						400,000
Total Investments in Securities 100.18% (cost $202,144,357)						203,624,708
Liabilities in Excess of Cash and Other Assets(h) (0.18%)						(363,206)
Net Assets 100.00%						$203,261,502

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2017	6	Short	$(905,063)	$1,489

Note: See Footnotes to Schedules of Investments on page 131 of this report.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$203,224,708	$–	$203,224,708
Variable Rate Demand Notes	–	400,000	–	400,000
Total	$–	$203,624,708	$–	$203,624,708

Other Financial Instruments
Futures Contracts
Assets	$1,489	$–	$–	$1,489
Liabilities	–	–	–	–
Total	$1,489	$–	$–	$1,489

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.60%

Corporate-Backed 6.43%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,088,100
CA Poll Ctl–Waste Mgmt AMT	3.25%	#	12/1/2027	A-	6,000	6,253,200
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,612,363
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,403,193
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,081,090
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	3,000	3,026,610
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	410,750
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	7,750	7,946,540
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,675	2,970,775
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,500,950
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	513,000
Mission EDC–Waste Mgmt AMT	2.50%		8/1/2020	A-	13,500	13,746,240
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,841,004
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,680,765
NY Energy–ConEd AMT (XLCA)	1.383%	#	10/1/2035	A2	5,175	4,635,248
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	7,355	7,655,672
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,332,222
OH Wtr Dev Auth–FirstEnergy	4.00%	#	12/1/2033	CCC+	5,000	1,784,150
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	6,066,756
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,687,020
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,670,364
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,716,785
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	6,981,491
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,561,385
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,577,613
Syracuse IDA–Carousel Ctr	5.00%		1/1/2034	Baa1	7,500	8,210,250
Syracuse IDA–Carousel Ctr	5.00%		1/1/2035	Baa1	4,200	4,584,636
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,358,960
Washington Co Wastewtr–Cargill AMT	2.375%	#	9/1/2030	A	5,000	5,036,700
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	3,087,000
Total						126,020,832

Education 5.90%
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	AA	2,475	2,593,453
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1	1,000	1,045,290
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	1,875	2,126,981

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR		$1,250	$1,309,713
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,509,498
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,336,480
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		920	940,847
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,359,338
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-		1,000	1,084,310
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	4,575	4,578,477
Harrisburg Auth–Univ of Science	6.00%	9/1/2036	NR		2,640	2,501,638
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,052,562
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,904,522
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,749,982
IL Fin Auth–IL Inst of Tech	6.25%	2/1/2019	Baa3		1,150	1,207,949
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,030,500
IL Fin Auth–IL Wesleyan Univ	5.00%	9/1/2036	A-		1,000	1,076,900
IL Fin Auth–IL Wesleyan Univ	5.00%	9/1/2046	A-		1,165	1,243,288
Louisville/Jeff Co Met Clg–Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,559,825
MA DFA–Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,439,639
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2		7,500	8,050,350
MA DFA–Harvard Univ	5.00%	7/15/2040	AAA		13,500	17,160,390
MA DFA–Suffolk Univ(c)	5.00%	7/1/2032	Baa2		1,350	1,488,065
MA DFA–Suffolk Univ(c)	5.00%	7/1/2033	Baa2		1,100	1,205,677
MA DFA–Suffolk Univ(c)	5.00%	7/1/2034	Baa2		900	988,848
MA DFA–Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,801,600
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,200,250
NY Dorm–Barnard Clg	5.00%	7/1/2035	A1		2,400	2,701,320
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,491,200
NY Dorm–NYU	5.00%	7/1/2030	AA-		2,155	2,492,645
NY Dorm–NYU	5.00%	7/1/2031	AA-		4,215	4,867,482
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,350,215
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,351,699
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,686,915
PA Hi Ed–Drexel Univ	5.00%	5/1/2031	A		4,645	5,143,130
PA HI Ed–Drexel Univ	5.00%	5/1/2034	NR		2,750	3,068,202
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	1,954,452
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1		6,340	7,033,089
Total						115,686,721

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 0.24%
IN Bd Bk–JP Morgan	1.655%	#	10/15/2022	A3	$4,875	$4,690,043

General Obligation 16.49%
Allegheny Co GO	5.00%		11/1/2041	AA-	5,500	6,132,830
Bellwood GO	6.15%		12/1/2032	A	2,765	3,146,985
CA State GO	3.00%		9/1/2033	AA-	5,000	4,737,900
CA State GO	5.00%		2/1/2033	AA-	10,000	11,230,300
CA State GO	5.00%		9/1/2037	AA-	3,000	3,422,430
CA State GO	5.00%		8/1/2038	AA-	3,300	3,758,238
CA State GO	5.25%		9/1/2024	AA-	5,000	5,770,950
CA State GO	5.25%		8/1/2032	AA-	7,500	8,770,425
CA State GO	5.50%		3/1/2040	AA-	9,250	10,272,865
CA State GO	5.60%		3/1/2036	AA-	7,330	8,181,233
CA State GO	6.50%		4/1/2033	AA-	13,400	14,825,224
Chicago Brd Ed	5.25%		12/1/2039	B	2,000	1,608,860
Chicago Brd Ed	6.50%		12/1/2046	B	1,000	934,200
Chicago GO	5.00%		1/1/2026	BBB+	4,950	4,932,279
Chicago GO	5.00%		1/1/2033	BBB+	2,340	2,236,619
Chicago GO	5.00%		1/1/2034	BBB+	5,000	4,765,150
Chicago GO	5.00%		1/1/2034	BBB+	3,150	3,002,044
Chicago GO	5.00%		1/1/2040	BBB+	5,000	4,665,100
Chicago GO	5.50%		1/1/2034	BBB+	2,400	2,394,576
Chicago GO	5.50%		1/1/2037	BBB+	1,000	984,530
Chicago GO	5.50%		1/1/2042	BBB+	5,000	4,887,200
Chicago GO	5.50%		1/1/2042	BBB+	250	244,360
Chicago GO	6.00%		1/1/2038	BBB+	17,830	18,534,463
Cook Co GO	5.00%		11/15/2030	AA-	1,000	1,107,720
Cook Co GO	5.00%		11/15/2031	AA-	2,150	2,368,763
Cook Co GO TCRS (BAM)	5.00%		11/15/2024	AA	10,000	11,178,800
CT State GO	4.00%		8/15/2032	AA-	5,000	5,185,800
CT State GO(b)	5.00%		12/1/2022	AA-	10,000	11,250,700
CT State GO(b)	5.00%		12/1/2023	AA-	10,000	11,250,700
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	BB-	4,000	4,002,000
HI State GO(b)	5.00%		8/15/2030	AA+	10,000	11,458,200
IL State GO	5.00%		6/1/2027	BBB	2,000	2,086,460
IL State GO	5.00%		3/1/2030	BBB	6,500	6,578,585
IL State GO	5.00%		1/1/2033	BBB	3,500	3,511,445
IL State GO	5.00%		1/1/2035	BBB	11,200	11,238,528

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.50%	7/1/2033	BBB	$3,985	$4,137,904
Kansas City GO	5.00%	4/1/2040	AA-	3,500	3,842,650
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,727,800
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,446,493
Los Angeles CCD	4.00%	8/1/2028	AA+	2,700	3,020,544
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,625,777
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,574,360
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,724,760
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,141,615
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,282,515
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,666,875
NYC GO	5.00%	10/1/2026	AA	11,860	13,588,832
NYC GO	5.00%	8/1/2027	AA	6,000	6,932,700
NYC GO	5.00%	12/1/2041	AA	3,400	3,865,426
NYC GO	6.25%	10/15/2028	AA	215	232,037
PA State GO	4.00%	9/15/2030	AA-	10,000	10,530,700
Palm Springs USD	4.00%	8/1/2033	Aa3	4,500	4,710,330
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,591,828
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,395,340
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,127,220
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,676,725
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	844,816
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,054,440
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,266,375
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,392,621
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,317,957
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,081,250
PR Comwlth GO(e)	5.00%	7/1/2019	Caa3	1,395	829,927
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2021	A2	2,250	2,448,900
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2022	A2	2,250	2,469,082
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A2	3,250	3,519,327
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	5,919,600
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA	5,000	5,621,600
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,225,240
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,000	1,932,900
Total					323,422,928

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 12.90%
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		$7,065	$7,707,703
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	2,816,820
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,100	1,945,902
Butler Hlth Sys Hsp	7.125%		7/1/2029	NR		1,500	1,692,855
Butler Hlth Sys Hsp	7.25%		7/1/2039	NR		3,630	4,106,692
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	5,107,770
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		2,500	2,716,100
CA Statewide–Beverly	5.00%		2/1/2045	BBB-		5,000	5,143,650
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,476,282
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB		6,875	7,393,994
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,355,800
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(a)	100	106,674
Dana-Farber Cancer Institute	5.00%		12/1/2041	A1		1,750	1,943,725
Denver Hlth & Hsp Auth	1.807%	#	12/1/2033	BBB		4,745	4,443,028
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	738,507
Dutchess Co LDC–Health Quest	5.00%		7/1/2046	A-		7,000	7,643,230
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,670,875
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB-		4,400	4,828,956
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		4,825	5,583,442
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%		8/1/2028	A2		515	540,534
Greenville Hlth Sys	5.00%		5/1/2034	A+		3,970	4,421,627
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		1,500	1,525,200
Hamilton Co Hlth–Life Enriching Cmnty	5.00%		1/1/2046	BBB-	(a)	1,000	1,037,930
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		1/1/2026	AA+		2,500	2,743,638
IN Fin Auth–Major Hsp	5.00%		10/1/2029	Baa2		1,500	1,638,690
IN Hlth Facs–Ascension Hlth	5.00%		11/15/2036	Aa2		3,600	4,035,312
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		765	861,245
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		3,820	4,587,438
LA PFA–Ochsner Clinic	6.25%		5/15/2031	Baa1		8,090	9,616,340
La Verne COP–Brethren Hillcrest Homes	5.00%		5/15/2036	BBB-	(a)	1,350	1,401,232
Lucas Co Hsp–ProMedica Hlthcare	5.75%		11/15/2031	AA-		3,700	4,271,132
MA DFA–Boston Med Ctr	5.00%		7/1/2031	BBB		1,900	2,076,130
Martin Hsp Dist	7.25%		4/1/2036	BBB	(a)	3,000	3,220,080
MD Hlth & HI Ed–Adventist	5.50%		1/1/2046	Baa3		9,000	9,949,410
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%		7/1/2038	Baa3		4,275	4,560,613
MD Hlth & HI Ed–Mercy Med Ctr	5.00%		7/1/2036	BBB		1,320	1,389,749
MD Hlth & HI Ed–Mercy Med Ctr	5.00%		7/1/2038	BBB		2,250	2,361,892

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		$11,190	$12,631,608
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	12,717,467
Meadville Med Center	6.00%	6/1/2046	NR		790	798,793
Meadville Med Center	6.00%	6/1/2051	NR		930	937,077
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,018,750
MN Hlth–Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,626,258
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(a)	3,150	3,463,614
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(a)	1,300	1,417,806
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,902,780
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,558,450
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,106,590
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	638,296
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,774,127
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,019,037
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	Baa3		1,300	1,420,042
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	Baa3		1,000	1,066,390
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	Baa3		1,300	1,385,917
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,610,384
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,068,922
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,250,521
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,291,564
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,362,967
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,462,930
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,615,335
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	781,845
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,736,325
UCal Med Ctr	4.50%	5/15/2036	AA-		5,000	5,395,100
UMass Mem Hlth	5.00%	7/1/2046	A-	(a)	2,355	2,509,041
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	994,954
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,379,469
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,566,100
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		4,000	4,403,560
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	4,950,585
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,388,600
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,063,240
Total						252,974,641

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.60%
CA Muni Fin–Azusa Pacific Univ	5.00%		4/1/2041	Baa3	$1,750	$1,817,690
CA Muni Fin–Caritas Affordable Hsg	5.25%		8/15/2039	BBB	550	604,472
CA Muni Fin–UC Berkeley Hsg	5.00%		6/1/2050	Baa3	1,410	1,487,141
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2040	Baa1	1,000	1,085,230
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%		7/1/2034	A+	1,500	1,647,675
Fed Home Loan Mtg Corp	4.60%		12/15/2044	AA+	5,000	5,189,600
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%		7/1/2033	A1	2,000	2,140,700
LA HFA - GMF-LA Chateau	8.00%		9/1/2039	BB	1,375	1,443,159
Los Angeles Hsg	6.25%		6/1/2034	A-	4,220	4,409,056
MD EDC–Univ of MD Hsg (AGM)	5.00%		6/1/2035	AA	2,130	2,426,666
MD EDC–Univ of MD Hsg (AGM)	5.00%		6/1/2043	AA	500	563,725
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-	5,000	5,250,950
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2034	BBB-	1,000	1,047,520
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	1,150	1,182,246
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2046	BBB-	1,000	1,009,600
Total						31,305,430

Lease Obligations 5.95%
CA Pub Wks–Judicial Council	5.00%		12/1/2028	A+	5,600	6,375,208
CA Pub Wks–Various Cap Proj	5.00%		4/1/2033	A+	8,500	9,558,760
CA Pub Wks–Various Cap Proj	5.125%		10/1/2031	A+	2,500	2,821,200
CA Pub Wks–Various Cap Proj	5.375%		11/1/2022	Aaa	5,000	5,541,950
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	5,275	6,126,438
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA	7,000	7,991,410
Houston Co Coop Dist–Country Crossing(e)	12.50%		6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,500	3,831,170
IN Fin Auth–I-69 AMT	5.25%		9/1/2034	BB-	2,400	2,509,128
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB	6,500	6,940,440
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB	3,000	3,184,440
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB	3,145	3,331,184
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	4,500	5,233,410
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	Aa3	5,000	5,844,750
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-	7,500	8,250,375
NJ EDA–Sch Facs	2.51%	#	3/1/2028	BBB+	4,625	4,267,534
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	4,425	4,760,415
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA	10,000	11,511,500
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA	6,000	6,897,120
Philadelphia Muni Auth	6.375%		4/1/2029	A+	2,000	2,183,320

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+		$3,150	$3,750,295
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-		5,000	5,541,000
Total							116,698,567

Other Revenue 7.31%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3		8,165	8,422,034
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+		5,750	6,245,190
Arlington Higher Ed–Uplift Education	5.00%		12/1/2046	BBB-		1,100	1,143,494
Austin Convention†	5.75%		1/1/2034	BB		5,000	4,999,800
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+		2,400	2,405,568
Baker Correctional Dev	7.50%		2/1/2030	NR		3,500	2,562,735
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-		2,340	2,644,949
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	AA+		9,000	10,271,160
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2035	AA		500	505,225
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,818,425
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	9,146,763
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,199,940
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,205,120
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB		1,000	1,119,630
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-		2,000	2,215,300
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-		1,000	1,101,500
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,529,715
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,138,370
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,135,370
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,111,060
Doctor Charles Drew Admy COP(e)	5.70%		11/1/2036	NR		1,480	88,800
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(a)	5,500	6,181,065
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2		3,250	3,267,615
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,752,902
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B-		1,250	1,259,013
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3		6,645	7,577,892
Kansas City IDA–Derrick Thomas Sch†	5.875%		1/1/2037	NR		1,850	462,500
Long Beach Nat Gas–ML	2.146%	#	11/15/2027	BBB+		9,000	8,482,860
MA DFA–Broad Inst	5.25%		4/1/2037	AA-		7,250	8,143,127
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	12,469,600
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,806,367
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%		1/1/2025	NR		1,250	50,000

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%		1/1/2037	NR	$1,700	$68,000
NJ EDA–Team Academy	6.00%		10/1/2043	BBB	3,500	3,898,685
Philadelphia Gas Works	5.00%		10/1/2032	A	4,115	4,546,705
Pima Co IDA–American Charter Sch	5.50%		7/1/2026	NR	3,260	3,192,779
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3	7,000	7,000,000
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	3,995	4,271,973
Total						143,441,231

Special Tax 3.35%
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2	4,300	4,497,542
Aurora TIF–East River	6.75%		12/30/2027	NR	745	774,271
Baltimore Spl Oblig–E Baltimore Resrch	7.00%		9/1/2038	NR	1,500	1,544,655
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA	3,600	4,000,500
Fontana PFA–North Fontana Redev (AMBAC)	5.50%		9/1/2032	A+	2,000	2,006,280
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR	5,240	1,048,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%		5/1/2039	NR	1,340	13
HI Dept Home Lands	5.875%		4/1/2034	Aa3	3,000	3,251,910
Houston Co Coop Dist–Country Crossing	10.00%		5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%		9/1/2037	A-	3,375	3,816,146
Irvine CFD–Great Park	5.00%		9/1/2044	NR	500	532,415
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR	1,996	1,755,602
MTA NY–Hudson Rail Yards	5.00%		11/15/2056	A2	5,000	5,371,850
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2	2,325	2,730,178
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.36%	#	3/1/2024	AA-	4,500	4,322,880
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	1,000	1,153,420
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA	1,400	1,611,750
Riverside Co Redev Agy–Tax Alloc	6.50%		10/1/2040	A-	2,000	2,255,700
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon		10/1/2041	A	11,195	10,849,074
San Diego Redev Agy–No Pk Redev	7.00%		11/1/2039	A	2,500	2,870,300
San Francisco Redev–Mission Bay South	5.00%		8/1/2043	A-	1,400	1,545,964
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+	1,000	1,209,350
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+	1,400	1,693,090
San Francisco Redev–Mission Bay South (NPFGC)(FGIC)	5.00%		8/1/2041	AA-	1,800	2,022,246
Sparks Tourism Impt Dist†	6.50%		6/15/2020	B1	1,145	1,179,465
Sparks Tourism Impt Dist†	6.75%		6/15/2028	B1	2,500	2,573,575

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Stone Canyon CID(e)	5.70%	4/1/2022	NR	$1,000	$250,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	325,000
Total					65,741,176

Tax Revenue 5.83%
Hamilton Sales Tax	5.00%	12/1/2030	AA-	2,700	3,174,417
MA Sch Bldg Auth–Sales Tax(b)	5.00%	2/1/2028	AA+	20,000	22,718,800
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB-	4,150	4,381,362
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	812,165
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	AA-	10,000	5,510,000
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	AA-	20,000	7,843,200
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	AA-	15,000	5,564,100
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,229,167
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,056,510
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,610,132
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,826,225
NYC TFA–Future Tax(b)	5.00%	11/1/2028	AAA	4,000	4,503,680
NYC TFA–Future Tax(b)	5.00%	12/1/2028	AAA	12,000	13,511,040
PR Corp Sales Tax	5.00%	8/1/2040	Caa3	3,500	2,270,625
PR Corp Sales Tax	5.00%	8/1/2043	CC	5,130	2,071,238
PR Corp Sales Tax	5.25%	8/1/2041	CC	5,165	2,053,088
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	2,599,899
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,294,775
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	880,000
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	15,882,580
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	4,869,744
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,318,914
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,332,160
Total					114,313,821

Tobacco 2.79%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	18,000	1,201,680
Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,462,800
Buckeye Tobacco	5.75%	6/1/2034	B-	2,835	2,701,160
Golden St Tobacco(c)	5.00%	6/1/2029	NR	2,500	2,891,425

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Golden St Tobacco	5.00%	6/1/2033	B-	$2,245	$2,245,022
Golden St Tobacco	5.125%	6/1/2047	B-	6,500	6,425,705
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,425,944
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	4,946,184
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,172,060
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	1,750	1,753,203
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	6,255	6,040,954
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	3,010,073
TSASC	5.00%	6/1/2035	A-	1,140	1,268,546
TSASC	5.00%	6/1/2036	A-	570	632,227
TSASC	5.00%	6/1/2041	BBB+	1,700	1,854,003
TSASC	5.00%	6/1/2048	NR	1,700	1,758,769
Total					54,789,755

Transportation 19.97%
AL Port Auth (AGM)	5.00%	10/1/2034	AA	2,000	2,215,140
AL Port Auth (AGM)	5.00%	10/1/2035	AA	2,000	2,206,020
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,218,280
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,163,560
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-	4,000	4,573,800
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	4,905,270
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	11,614,100
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,004,818
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,593,537
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,259,260
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,626,712
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,066,620
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,022,787
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	7,975,080
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,306,010
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	3,018,906
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,209,320
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	9,000	10,323,270
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,150,320
HI Arpt	5.00%	7/1/2034	A+	3,000	3,294,690
HI Arpts AMT	5.00%	7/1/2041	A+	5,000	5,457,700
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-	4,000	4,194,440
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,777,800

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Lee Co Arpt AMT	5.375%	10/1/2032	A		$3,695	$4,068,564
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA		4,000	4,405,520
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2042	AA-		7,730	8,570,328
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2046	AA-		4,000	4,421,760
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,642,890
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,618,455
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,753,750
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,267,020
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,080,670
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	BBB+		550	608,130
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	BBB+		1,160	1,278,575
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2043	BBB+		1,500	1,628,565
Miami Dade CO Aviation–Mia	5.00%	10/1/2041	A		6,350	7,140,702
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	5,013,280
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,809,950
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,315,174
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,285,580
MTA NY	5.00%	11/15/2030	AA-		5,095	5,818,031
MTA NY	6.50%	11/15/2028	AA-		1,440	1,562,126
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,135,210
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2039	AA		900	1,010,556
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,384,850
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,090,753
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,112,260
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,860,315
North TX Twy Auth	5.00%	9/1/2028	AA+		10,000	11,440,600
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	4,774,081
North TX Twy Auth	6.00%	1/1/2025	A1		615	637,054
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,470,587
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	15,279,018
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1		1,125	1,266,525
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1		970	1,103,307
OK Tpk Auth(b)	5.00%	2/1/2027	AA-		5,000	5,600,550
OK Tpk Auth(b)	5.00%	11/1/2027	AA-		11,000	12,321,210
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,709,400
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,237,860
PA Tpk Commn	5.00%	12/1/2032	A-		7,000	7,738,430

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	6.00%		12/1/2034	NR	$1,720	$2,002,957
PA Tpk Commn	6.00%		12/1/2034	NR	1,820	2,119,408
PA Tpk Commn	6.00%		12/1/2034	A-	8,460	9,646,938
Port Auth NY & NJ	5.25%		10/15/2055	AA-	3,325	3,779,661
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%		12/1/2042	AA	1,875	2,139,488
Port Auth NY & NJ AMT	5.00%		12/1/2021	AA-	6,365	7,243,052
Port Oakland AMT	5.00%		5/1/2028	A+	2,350	2,582,768
Port Oakland AMT (NPFGC)(FGIC)	5.00%		11/1/2026	AA-	2,285	2,330,243
Port of Portland–Portland Intl Arpt AMT	5.00%		7/1/2039	AA-	2,000	2,187,600
Port of Portland–Portland Intl Arpt AMT	5.00%		7/1/2042	AA-	3,000	3,355,380
Port of Portland–Portland Intl Arpt AMT	5.00%		7/1/2047	AA-	1,000	1,114,100
PR Hwy & Trans Auth (AG)(AGM)	5.50%		7/1/2025	AA	2,000	2,188,100
PR Hwy & Trans Auth (AGM)	5.25%		7/1/2032	AA	2,000	2,145,000
Regional Trans Dist–Denver Trans	6.00%		1/15/2034	Baa3	1,800	1,994,598
Regional Trans Dist COP	5.375%		6/1/2031	Aa3	5,200	5,774,444
Sacramento Co Arpt	5.00%		7/1/2041	A-	7,000	7,706,230
San Antonio Arpt AMT	5.00%		7/1/2045	A+	8,435	9,064,504
San Antonio Arpt AMT (AGM)	5.25%		7/1/2032	AA	1,500	1,512,885
San Francisco Arpt AMT	5.00%		5/1/2025	A+	5,000	5,606,650
San Francisco Arpt AMT	5.25%		5/1/2033	A+	7,000	7,806,540
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB-	10,000	10,800,900
San Jose Arpt AMT(c)	5.00%		3/1/2047	NR	2,800	3,091,732
San Jose Arpt AMT	6.25%		3/1/2034	A2	5,000	5,647,650
South Carolina Ports AMT	5.25%		7/1/2055	A+	5,000	5,445,700
St Louis Arpt–Lambert Intl Arpt	6.25%		7/1/2029	A-	3,020	3,305,118
VA Small Bus Fing–95 Express Lanes AMT	5.00%		7/1/2034	BBB-	1,525	1,580,815
VA Small Bus Fing–95 Express Lanes AMT	5.00%		1/1/2040	BBB-	4,880	5,026,839
VA Small Bus Fing–Elizabeth River AMT	5.25%		1/1/2032	BBB	6,100	6,536,577
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB	1,230	1,357,982
Wayne Co Arpt AMT	5.00%		12/1/2039	A	1,700	1,808,766
Total						391,541,701

Utilities 11.84%
Atlanta Wtr & Wastewtr	6.00%		11/1/2029	Aa2	4,000	4,485,920
Baltimore Wastewater	5.00%		7/1/2039	AA-	4,250	4,748,907
Baltimore Water	5.00%		7/1/2032	AA-	2,435	2,779,845
Baltimore Water	5.00%		7/1/2046	AA-	10,000	11,281,200
Beaver Co IDA–Firstenergy	4.00%	#	1/1/2035	CCC+	5,000	1,779,550

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	$5,000	$5,373,950
Central Plains–Goldman Sachs	5.25%	9/1/2037	A3	8,685	9,405,073
Chicago Water	5.00%	11/1/2028	A	500	557,530
Chicago Water	5.00%	11/1/2029	A	875	968,196
Chicago Water	5.00%	11/1/2030	A	500	550,710
Chicago Water	5.00%	11/1/2039	A	2,600	2,785,874
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,322,838
CO Public Auth–ML	6.50%	11/15/2038	BBB+	4,270	5,692,465
Compton Water	6.00%	8/1/2039	NR	5,500	5,682,050
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	9,000	9,330,930
Detroit Sewer	5.00%	7/1/2034	BBB+	1,595	1,726,875
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,152,672
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	1,986,620
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,320,820
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,368,591
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	2,000	2,350,420
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,273,855
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,278,038
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	AA-	5,000	5,483,050
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	4,000	4,373,160
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,307,367
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	3,300	4,011,249
Long Island Power Auth	5.00%	9/1/2041	A-	4,500	5,010,120
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	11,041,921
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	2,625	2,891,122
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,819,795
MO Joint Muni Elec Util Commn	5.00%	12/1/2040	A2	4,600	5,068,142
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,113,420
New Orleans Water	5.00%	12/1/2040	A-	1,250	1,371,300
New Orleans Water	5.00%	12/1/2045	A-	4,000	4,372,640
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,000	5,596,450
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	4,620	4,809,512
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	3,500	3,966,970
Paducah Electric (AGM)	5.00%	10/1/2033	AA	1,000	1,122,800
Paducah Electric (AGM)	5.00%	10/1/2035	AA	1,000	1,113,390
Philadelphia Gas Works	5.00%	8/1/2029	A	1,750	1,954,085
Philadelphia Gas Works	5.00%	8/1/2030	A	1,500	1,664,595

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Philadelphia Water & Wastewater	5.00%		7/1/2028	A+		$2,520	$2,909,239
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,825,673
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A3		5,040	5,138,179
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Caa3		2,780	2,161,450
PR Elec Pwr Auth	1.369%	#	7/1/2031	Caa3		4,000	2,540,000
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	BBB+		3,110	3,599,110
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	BBB+		5,705	6,615,803
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	BBB+		3,585	4,243,995
SC Pub Svc Auth–Santee Cooper	5.25%		12/1/2055	AA-		14,360	15,134,722
Southern CA Pub Pwr Auth–Goldman Sachs	2.16%	#	11/1/2038	A3		3,000	2,578,380
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(a)	3,000	3,434,580
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000	3,254,550
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,520	10,286,741
Westmoreland Co Water (BAM)	5.00%		8/15/2042	AA		3,000	3,314,490
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3		955	910,812
Total							232,241,741
Total Municipal Bonds (cost $1,922,905,804)							1,972,868,587

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.58%

Variable Rate Demand Notes 0.58%

General Obligation 0.38%
NYC GO (AGM)	1.16%	4/3/2017	11/1/2026	AA	7,400	7,400,000

Utilities 0.20%
Appling Co Dev–GA Power	1.33%	4/3/2017	9/1/2029	A-	700	700,000
NYC Muni Water	1.16%	4/3/2017	6/15/2032	AA+	3,200	3,200,000
Total						3,900,000
Total Short-Term Investments (cost $11,300,000)						11,300,000
Total Investments in Securities 101.18% (cost $1,934,205,804)						1,984,168,587
Liabilities in Excess of Cash and Other Assets(h) (1.18%)						(23,179,160)
Net Assets 100.00%						$1,960,989,427

Note: See Footnotes to Schedules of Investments on page 131 of this report.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$122,933,832	$3,087,000	(4)	$126,020,832
Lease Obligations	–	116,451,047	247,520	(4)	116,698,567
Remaining Industries	–	1,730,149,188	–		1,730,149,188
Variable Rate Demand Notes	–	11,300,000	–		11,300,000
Total	$–	$1,980,834,067	$3,334,520		$1,984,168,587

Liabilities
Trust Certificates(5)	$–	$(42,250,000)	$–		$(42,250,000)
Total	$–	$(42,250,000)	$–		$(42,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$3,491,271
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(156,751)
Purchases	–
Sales	–
Net transfers in or out of Level 3	–
Balance as of March 31, 2017	$3,334,520
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$(156,751)

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.92%

Corporate-Backed 12.33%
AK IDA–Anchorage Sportsplex(e)	6.12%		8/1/2031	NR	$2,869	$545,149
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	6,050	6,061,495
Beauregard Parish–Office Max	6.80%		2/1/2027	B3	5,000	5,006,000
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,520,020
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,347,760
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB-	15,240	15,282,672
IA Fin Auth–Alcoa	4.75%		8/1/2042	BBB-	1,250	1,246,263
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	23,410	23,617,647
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	10,000	10,069,900
IL Fin Auth–Leafs Hockey Club(e)	5.875%		3/1/2027	NR	1,500	397,500
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,450	384,250
JFK IAT–American Airlines AMT	5.00%		8/1/2031	BB-	5,000	5,230,750
MA DFA–Covanta†	4.875%		11/1/2042	Ba2	2,100	2,103,150
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,179,446
Maricopa Co IDA–Waste Mgmt AMT	3.375%	#	12/1/2031	A-	4,165	4,352,300
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		4/1/2017	NR	3,430	2,058,000
Middlesex CO Impt Auth–Heldrich Ctr	5.00%		1/1/2020	Caa1	205	198,770
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	Ba1	3,000	2,856,690
Niagara Area Dev Corp–Covanta AMT†	5.25%		11/1/2042	Ba2	15,760	15,825,404
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	5,125	5,518,907
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	8,985	9,786,642
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	5,965	5,983,313
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB-	1,885	2,062,963
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB-	2,600	2,880,254
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	45,725	47,963,239
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,496,351
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,051,090
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,785,827
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BB+	1,000	1,067,040
Rockdale Co Dev–Visy Paper AMT	6.125%		1/1/2034	NR	6,000	6,009,600
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B3	1,500	1,501,800
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	6,145	6,642,315
Syracuse IDA–Carousel Ctr	5.00%		1/1/2034	Baa1	2,000	2,189,400
Syracuse IDA–Carousel Ctr	5.00%		1/1/2036	Baa1	2,300	2,505,252
Tulsa Mun Arpt–American Airlines AMT	5.00%	#	6/1/2035	BB-	7,000	7,425,110
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,350	1,517,454

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR		$4,000	$4,717,920
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		13,770	8,675,100
WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,678,725
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,152,280
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BBB-		3,125	3,131,906
WI Pub Fin Auth–Celanese AMT	5.00%	12/1/2025	BBB-		1,950	2,155,978
Total						257,181,632

Education 3.90%
Buffalo & Erie IDC–Medaille Clg	5.25%	4/1/2035	BB		2,885	2,793,661
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	4,913,350
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,659,615
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,580	1,615,803
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,376,045
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	4,001,560
Harrisburg Auth–Univ of Science	6.00%	9/1/2036	NR		8,420	7,978,708
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB-	(a)	3,750	3,610,387
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,334,212
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,007,960
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,504,500
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,449,955
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,184,245
IL Fin Auth–IL Wesleyan Univ	5.00%	9/1/2036	A-		1,000	1,076,900
IL Fin Auth–IL Wesleyan Univ	5.00%	9/1/2046	A-		1,170	1,248,624
LA PFA–LSU Nicholson Gateway	5.00%	7/1/2046	A3		2,100	2,289,546
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2		4,555	4,889,246
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,200,250
Marietta Dev Auth–Life Univ	7.00%	6/15/2039	Ba3		750	767,108
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,497,240
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,264,520
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,499,800
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,072,278
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,021,500
Total						81,257,013

General Obligation 7.76%
Arkansas City Bldg–So Cent Reg Med	6.75%	9/1/2038	B1		6,360	6,718,132
Bellwood GO	5.875%	12/1/2027	A		3,000	3,420,330

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Bellwood GO	6.15%		12/1/2032	A	$2,770	$3,152,675
Chicago Brd Ed	1.74%	#	3/1/2036	B	12,450	11,928,843
Chicago Brd Ed	5.00%		12/1/2031	B	3,200	2,596,192
Chicago Brd Ed	5.00%		12/1/2042	B	13,025	10,355,135
Chicago Brd Ed	5.25%		12/1/2035	B	6,950	5,768,917
Chicago Brd Ed	5.25%		12/1/2039	B	7,540	6,065,402
Chicago Brd Ed	5.25%		12/1/2041	B	16,235	12,950,822
Chicago Brd Ed	5.50%		12/1/2039	B	4,790	3,974,311
Chicago Brd Ed	6.50%		12/1/2046	B	4,900	4,577,580
Chicago Brd Ed	7.00%		12/1/2044	B	1,500	1,436,370
Chicago GO	5.00%		1/1/2024	BBB+	1,270	1,282,929
Chicago GO	5.00%		1/1/2034	BBB+	3,615	3,445,203
Chicago GO	5.00%		1/1/2038	BBB+	3,800	3,557,408
Chicago GO	5.00%		1/1/2040	BBB+	1,935	1,805,394
Chicago GO	5.25%		1/1/2028	BBB+	2,630	2,623,372
Chicago GO	5.25%		1/1/2032	BBB+	3,000	2,945,430
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,312,932
Chicago GO	5.50%		1/1/2037	BBB+	1,000	984,530
Chicago GO	5.50%		1/1/2042	BBB+	250	244,360
Chicago GO	6.00%		1/1/2038	BBB+	17,835	18,539,661
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,321,838
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	770,492
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	Ba2	5,000	5,002,500
IL State GO	5.00%		2/1/2029	BBB	5,000	5,168,300
IL State GO	5.00%		1/1/2035	BBB	7,000	7,024,080
Livonia Sch Dist (AGM)	5.00%		5/1/2040	AA	2,250	2,446,493
Philadelphia Sch Dist	5.00%		9/1/2037	A2	800	844,816
Philadelphia Sch Dist	5.00%		9/1/2038	A2	1,000	1,054,440
PR Comwlth GO(e)	4.00%		7/1/2020	Caa3	1,175	679,009
PR Comwlth GO(e)	5.00%		7/1/2019	Caa3	5,075	3,019,270
PR Comwlth GO(e)	5.00%		7/1/2020	Caa3	10,410	6,132,843
PR Comwlth GO(e)	5.00%		7/1/2020	Caa3	3,000	1,767,390
PR Comwlth GO(e)	5.00%		7/1/2022	Caa3	2,970	1,752,300
PR Comwlth GO(e)	5.625%		7/1/2032	Caa3	4,775	2,823,219
PR Comwlth GO(e)	5.625%		7/1/2033	Caa3	4,030	2,377,700
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Caa3	2,235	2,234,888
Scranton GO	5.00%		11/15/2032	BB	2,500	2,567,575

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		$5,000	$3,221,500
Total						161,894,581

Health Care 29.47%
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	2,977,865
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,087,410
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,031,100
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,506,750
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	3,755,760
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,057,846
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,003,480
Ashland Med Ctr–Kings Daughters	5.00%	2/1/2040	BBB		3,000	3,105,840
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,710	9,553,669
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	4,995,900
Blount Co Hlth & Ed–Ashbury	5.00%	1/1/2037	NR		625	637,025
Blount Co Hlth & Ed–Ashbury	5.00%	1/1/2047	NR		1,800	1,820,628
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	6,742,519
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		5,350	4,906,806
CA Stwde–Daughters of Charity	5.75%	7/1/2024	CCC		1,600	1,592,368
CA Stwde–Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,508,519
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,760,802
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2029	BB		3,155	3,452,958
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,350	5,678,222
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	22,089,480
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		11,095	11,932,562
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,112,220
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,790,875
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,066,180
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,759,512
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,071,230
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,015,250
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,206,270
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,385,033
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,024,330
CO Hlth Facs–Fraiser Meadows(c)	5.25%	5/15/2037	BB+	(a)	750	783,998
CO Hlth Facs–Fraiser Meadows(c)	5.25%	5/15/2047	BB+	(a)	2,250	2,333,700
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,255,460
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,422,070

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(a)	$1,000	$977,360
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(a)	1,500	1,446,390
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,021,540
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	355,519
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,090,500
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,302,881
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,500,275
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		5,720	5,918,198
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,903,537
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,041,260
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,847,348
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,675,131
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,918,759
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	890,888
Friendsview Retirement Community	5.00%	11/15/2036	NR		300	303,408
Friendsview Retirement Community	5.00%	11/15/2046	NR		875	877,608
Friendsview Retirement Community	5.00%	11/15/2051	NR		700	698,817
Fulton Co Med Ctr	5.00%	7/1/2046	NR		2,375	2,321,277
Fulton Co Med Ctr	5.00%	7/1/2051	NR		2,500	2,416,350
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,165,884
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(a)	4,385	4,764,346
Guadalupe CO–Seguin City Hospital	5.00%	12/1/2040	BB		4,880	4,996,778
Hamilton Co Hlth–Life Enriching Cmnty	5.00%	1/1/2046	BBB-	(a)	3,000	3,113,790
Hamilton Co Hlth–Life Enriching Cmnty	5.00%	1/1/2051	BBB-	(a)	3,750	3,878,512
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	2,013,580
Hanover Co EDA–Covenant Woods	5.00%	7/1/2047	NR		1,985	1,993,933
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,558,885
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,841,200
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		4,465	4,425,976
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,712,860
Howard Co Retmt Cmnty–Vantage House	5.00%	4/1/2044	NR		2,955	2,820,311
Howard Co Retmt Cmnty–Vantage House	5.00%	4/1/2046	NR		7,000	6,650,980
ID HFA–Madison Mem Hosp	5.00%	9/1/2029	BB+		700	758,394
ID HFA–Madison Mem Hosp	5.00%	9/1/2030	BB+		1,530	1,646,418
ID HFA–Madison Mem Hosp	5.00%	9/1/2037	BB+		1,000	1,046,550
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	92,061
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		569	161,294

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		$569	$113,967
IL Fin Auth–Clare Oaks	4.00%	#	11/15/2052	NR		4,550	3,069,974
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		845	845,152
IL Fin Auth–Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(a)	3,355	3,357,315
IL Fin Auth–Friendship Vlg Shaumburg	5.625%		2/15/2037	BB-	(a)	3,975	3,975,994
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	BB-	(a)	3,500	3,676,785
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(a)	2,165	2,404,427
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA+		5,000	5,487,275
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(a)	3,150	3,195,517
IL Fin Auth–Three Crowns Pk Plaza	5.875%		2/15/2038	NR		4,500	4,502,340
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,494,995
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2042	BB	(a)	1,750	1,805,335
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2050	BB	(a)	5,000	5,146,000
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		765	861,245
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,386,538
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	8,090,774
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,029,460
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,300,202
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,202,430
LA PFA–Ochsner Clinic	6.50%		5/15/2037	Baa1		8,250	9,888,450
Lancaster Co Hosp Auth–Bretheren Village(c)	5.125%		7/1/2037	BB+	(a)	1,000	1,037,390
Lancaster Co Hosp Auth–Bretheren Village(c)	5.25%		7/1/2041	BB+	(a)	1,000	1,043,330
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	6,256,560
MA DFA–Boston Med Ctr	5.00%		7/1/2044	BBB		2,000	2,107,480
MA DFA–Seven Hills Fndtn	5.00%		9/1/2045	BBB-		5,000	5,180,250
Martin Hsp Dist	7.25%		4/1/2036	BBB	(a)	3,450	3,703,092
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%		7/1/2038	Baa3		7,275	7,761,043
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%		7/1/2038	Baa3		4,740	5,398,670
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%		7/1/2026	Ba2		200	215,602
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%		7/1/2036	Ba2		245	265,252
Meadville Med Center	6.00%		6/1/2046	NR		2,225	2,249,764
Meadville Med Center	6.00%		6/1/2051	NR		2,600	2,619,786
Mesquite Hlth–Christian Care Ctrs	5.125%		2/15/2042	BBB-	(a)	1,000	1,018,750
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2045	Baa2		7,000	7,383,110
Moon IDC–Baptist Homes Soc	6.00%		7/1/2045	NR		9,250	9,463,027
Multnomah Co Hsp Facs–Mirabella	5.40%		10/1/2044	NR		3,250	3,463,980
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,862,743

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		$10,690	$10,939,932
New Hope–Carillon	5.00%	7/1/2046	NR		2,000	1,925,520
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,656,142
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,240,700
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,940,605
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,019,038
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	BBB-		5,625	5,984,325
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2032	Baa3		1,000	1,086,220
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2033	Baa3		1,000	1,079,270
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2034	Baa3		1,000	1,074,090
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2035	Baa3		1,000	1,069,800
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	14,458,770
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,559,301
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,705,277
Palomar Hlth	5.00%	11/1/2039	BBB-		5,145	5,408,527
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,516,240
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,559,562
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,794,906
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,495,761
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,721,968
Price William Co IDA–Westminster	5.00%	1/1/2037	NR		1,000	1,016,120
Price William Co IDA–Westminster	5.00%	1/1/2046	NR		1,750	1,767,343
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,682,700
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,137,030
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB		7,000	6,982,430
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,100,717
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,506,520
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,068,200
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,718,224
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	11,978,900
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,901,572
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,435	6,447,741
Sayre Mem Hsp Auth(e)	6.00%	7/1/2037	NR		4,000	720,000
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,008,880
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2036	NR		730	708,261
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,170,499
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,424,644

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		$1,380	$1,334,722
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	BB	(a)	3,500	3,611,160
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,746,882
Tulsa Co Industrial Auth–Montereau(c)	5.25%	11/15/2045	BBB-	(a)	2,750	2,926,467
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,244,016
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,610,512
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,172,156
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	2,929,012
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR		9,300	9,481,722
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,720,404
WA HFC–Lea Hill†	5.00%	7/1/2046	NR		1,020	968,888
WA HFC–Lea Hill†	5.00%	7/1/2051	NR		2,000	1,878,540
WA HFC–Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	975,780
WA HFC–Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	960,560
WA HFC–Presbyterian†	5.00%	1/1/2046	BB+	(a)	3,000	3,006,660
WA HFC–Presbyterian†	5.00%	1/1/2051	BB+	(a)	3,300	3,289,077
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,372,343
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	1,979,340
WA Hsg–Mirabella†	6.50%	10/1/2032	NR		1,970	2,061,290
WA Hsg–Mirabella†	6.75%	10/1/2047	NR		3,000	3,112,380
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,325	1,398,153
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,119,440
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,704,686
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,455	1,012,162
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,734,967
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,122,668
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,432,184
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	1,993,660
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,465,275
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,162,800
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,050,600
Total						614,651,677

Housing 0.63%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	822,213
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,169,810
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	604,472

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		$3,205	$3,363,872
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,139,280
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	563,725
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,531,095
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,064,200
Total						13,258,667

Lease Obligations 1.56%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,739,640
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,612,800
Houston Co Coop Dist–Country Crossing(e)	12.50%	5/12/2020	NR		4,199	587,860
IN Fin Auth–I-69 AMT	5.25%	9/1/2034	BB-		1,600	1,672,752
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,301,023
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,462,634
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,473,600
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,278,940
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,500,250
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,183,320
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	655,375
Total						32,468,194

Other Revenue 8.37%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A3		5,120	5,281,178
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BB+		2,250	2,173,792
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR		5,000	4,708,850
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,150,564
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	BB		10,845	10,862,135
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		3,010	3,012,619
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%	7/15/2035	AA		500	505,225
CA Fin Auth–High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,287,213
CA Muni Fin–American Heritage	5.00%	6/1/2046	BBB-		1,750	1,854,038
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB		1,250	1,299,950
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BBB-		2,390	2,473,602
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019	NR		5,000	4,962,150
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BB+		5,000	4,808,700
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,119,630
Denver Conv Ctr	5.00%	12/1/2036	Baa2		1,000	1,106,250
Denver Conv Ctr	5.00%	12/1/2040	Baa2		2,000	2,185,600

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036		NR		$1,735	$104,100
FL DFC–FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	3,640,160
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037		NR		1,235	813,914
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037		NR		940	9,400
FL DFC–Palm Bay Admy†	6.375%	5/15/2037		NR		2,620	2,625,161
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046		NR		4,950	5,056,474
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(a)	6,000	6,763,500
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043		Ba1		3,250	3,465,052
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039		B-		1,250	1,259,013
Kansas City IDA–Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	1,642,500
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,400,180
Lombard PFC–Conf Ctr & Hotel(e)	7.125%	1/1/2036		NR		8,500	2,720,000
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3		17,750	20,905,417
Maricopa Co IDA–Horizon	5.00%	7/1/2035		BBB-		3,000	3,149,190
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,067,800
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC–Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,500	4,145,185
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,806,368
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		688	695,881
Michigan St Strategic FD Escrow(e)	Zero Coupon	–	(f)	NR		5,000	500
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	111,600
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	230,200
Mission Econ Dev Corp–Natgasoline AMT†	5.75%	10/1/2031		BB-		9,000	9,447,660
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,171,963
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020		NR		2,965	297
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,009,450
Palm Bay Ed–Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	671,600
Palm Bay Ed–Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	2,300,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035		NR		2,425	2,425,121
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB		2,000	1,996,800
Pima Co IDA–American Charter Sch	5.50%	7/1/2026		NR		4,660	4,563,911
Pima Co IDA–American Charter Sch	5.625%	7/1/2038		NR		4,245	3,819,948
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	1,098,611
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037		NR		3,505	3,506,472
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB+		1,245	1,307,760
Total							174,642,684

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 6.62%
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025	NR	$965	$1,000,647
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,329,222
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,033,317
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,151,204
Arborwood CDD	5.35%	5/1/2036	NR	4,550	4,558,235
Arborwood CDD	6.90%	5/1/2025	NR	635	688,848
Arborwood CDD	6.90%	5/1/2036	NR	760	848,449
Arborwood CDD	6.90%	5/1/2036	NR	70	78,147
Aurora TIF–East River	6.50%	12/30/2023	NR	1,825	1,895,044
Aurora TIF–East River	6.75%	12/30/2027	NR	1,220	1,267,934
Baltimore Spl Oblig–E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,604,195
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,105	4,111,814
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,071,432
Durbin Crossing CDD	5.50%	5/1/2037	NR	4,900	90,085
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR	3,000	3,143,040
Grandview IDA–Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	170,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,669,309
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	A-	10,000	10,030,500
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,816,146
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,064,480
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,227,400
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,107,750
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	476,281
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,293	1,959,359
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,000,000
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,224	4,594,821
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	4,886,800
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,123,747
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,185,000
Orange Co CFD–Esencia	5.00%	8/15/2046	NR	6,250	6,708,500
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	289,850
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	539,490
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,578,025
Prince Georges CO	5.00%	7/1/2046	NR	5,000	4,813,800
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	5,005	5,343,688
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,125,860

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	$2,000	$2,255,700
Riverside Co Tax Alloc–Jurupa (NPFGC) (FGIC)	4.75%	10/1/2035	AA-	105	105,240
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,385,242
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,653,925
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR	1,300	1,411,631
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR	1,140	1,226,344
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	A-	700	772,982
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,097,280
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,604,580
Scranton RDA GTD	5.00%	11/15/2028	BB	5,000	5,050,400
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	755,622
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,661,865
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	371,250
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	4,337,850
Village CDD #10	6.00%	5/1/2044	NR	940	1,058,224
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	446,550
Total					138,022,854

Tax Revenue 3.34%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	1,515	1,716,843
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,211,677
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BBB-	5,035	5,073,467
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB-	4,150	4,381,362
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,166,050
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	926,205
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	AA-	20,000	7,843,200
PR Corp Sales Tax	5.00%	8/1/2024	CC	5,080	2,025,650
PR Corp Sales Tax	5.00%	8/1/2043	CC	2,725	1,100,219
PR Corp Sales Tax	5.00%	8/1/2046	Caa3	9,725	6,309,094
PR Corp Sales Tax	5.25%	8/1/2041	CC	23,720	9,428,700
PR Corp Sales Tax	5.375%	8/1/2039	CC	9,380	3,746,091
PR Corp Sales Tax	5.50%	8/1/2028	CC	5,060	2,030,325
PR Corp Sales Tax	5.50%	8/1/2040	CC	7,000	2,878,750
PR Corp Sales Tax	5.50%	8/1/2042	CC	5,350	2,173,438
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,395	1,895,344

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	6.125%	8/1/2029	CC	$3,030	$1,333,200
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	19,080	12,473,550
Total					69,713,165

Tobacco 11.46%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	70,000	4,673,200
Buckeye Tobacco	5.125%	6/1/2024	B-	27,480	26,003,774
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,394,080
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,594,540
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	17,706,994
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	3,334,759
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	3,548,750
Golden St Tobacco(c)	5.00%	6/1/2028	BBB	2,000	2,335,800
Golden St Tobacco(c)	5.00%	6/1/2029	BBB	500	578,285
Golden St Tobacco	5.00%	6/1/2033	B-	12,905	12,905,129
Golden St Tobacco	5.125%	6/1/2047	B-	10,420	10,300,899
Golden St Tobacco	5.30%	6/1/2037	B-	5,000	5,055,750
Golden St Tobacco	5.75%	6/1/2047	B-	16,585	16,586,493
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	1,555,700
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,030	4,035,279
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,735	4,741,440
MI Tob Settlement	5.125%	6/1/2022	B-	2,580	2,556,238
MI Tob Settlement	5.25%	6/1/2022	B-	4,030	4,015,331
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	4,818,200
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	672,802
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	4,890,550
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,249,640
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	30,000	3,080,700
Rockland Tobacco	Zero Coupon	8/15/2060	NR	40,000	1,273,600
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	731,600
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,092,484
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,545	2,548,207
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	4,885	4,893,940
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	4,845	4,679,204
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	17,670	17,735,379
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	13,575	13,239,562

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC+		$37,410	$3,393,087
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC		7,500	490,725
Tobacco Settlement Fin Corp VA	5.00%		6/1/2047	B-		10,425	9,821,601
TSASC	5.00%		6/1/2035	A-		560	623,146
TSASC	5.00%		6/1/2036	A-		280	310,568
TSASC	5.00%		6/1/2041	BBB+		850	927,001
TSASC	5.00%		6/1/2048	NR		14,170	14,659,857
Total							239,054,294

Transportation 5.39%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		2,000	2,218,280
Broward Co Arpt AMT	5.125%		10/1/2038	A+		2,835	3,042,465
Chicago Midway Arpt AMT	5.00%		1/1/2026	A		4,000	4,518,520
Chicago O’Hare Arpt AMT	5.00%		1/1/2031	A		2,985	3,246,755
Denver City & Co Arpt AMT	5.50%		11/15/2025	A		3,410	4,038,838
E470 Pub Hwy Auth	Zero Coupon		9/1/2037	A-		5,000	2,036,750
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	AA-		25,000	14,433,250
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-		4,500	2,209,320
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-		1,000	1,135,300
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-		5,000	5,735,150
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-		6,915	7,909,308
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BB+		2,000	2,292,840
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	BB-		3,000	3,145,830
MA Port Auth–Delta Airlines AMT (AMBAC)	2.094%	#	1/1/2031	NR		5,000	4,345,085
Mid Bay Bridge Auth	7.25%		10/1/2034	AAA	(a)	5,900	7,315,174
NJ Trans Trust Fund	6.00%		6/15/2035	BBB+		2,700	2,916,189
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		10,000	10,752,300
NY Twy Auth	5.25%		1/1/2056	A-		1,850	2,078,493
PR Hwy & Trans Auth	5.00%		7/1/2020	CC		6,035	1,648,400
PR Hwy & Trans Auth	5.00%		7/1/2022	CC		1,545	424,875
PR Hwy & Trans Auth(e)	5.00%		7/1/2028	Ca		1,015	218,225
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BB+		3,270	3,504,557
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BB+		5,000	5,324,450
San Jose Arpt AMT(c)	5.00%		3/1/2047	A-		2,800	3,091,732
South Carolina Ports AMT	5.25%		7/1/2055	A+		5,000	5,445,700
Susquehanna Area Regl Arpt AMT	6.50%		1/1/2038	Baa3		7,870	8,062,579
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB		1,230	1,357,982
Total							112,448,347

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 7.09%
Adelanto Util Sys	6.625%		7/1/2031	NR	$11,000	$11,981,420
Arborwood CDD	5.50%		5/1/2036	NR	510	511,127
Chicago Water	5.00%		11/1/2028	A	500	557,530
Chicago Water	5.00%		11/1/2029	A	875	968,196
Chicago Water	5.00%		11/1/2030	A	500	550,710
CO Public Auth–ML	6.50%		11/15/2038	BBB+	5,255	7,005,598
Compton Water	6.00%		8/1/2039	NR	3,710	3,832,801
Detroit Water	5.25%		7/1/2041	A-	5,000	5,423,700
Guam Waterworks Auth	5.50%		7/1/2043	A-	2,535	2,758,993
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2039	BBB-	3,000	2,979,930
IN Muni Pwr	5.25%		1/1/2034	A+	2,345	2,699,212
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	5,000	3,817,800
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB-	5,445	4,128,726
Jefferson Co Sewer	6.00%		10/1/2042	BBB-	6,025	6,884,105
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	19,945	23,439,563
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA	4,035	2,524,215
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2042	AA	5,000	3,983,500
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA	5,000	5,469,000
Lathrop Fin Auth	5.90%		6/1/2027	NR	2,375	2,392,195
Lathrop Fin Auth	6.00%		6/1/2035	NR	3,255	3,278,664
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	5,795	7,043,996
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,819,795
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%		12/31/2025	NR	525	53
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	CCC+	2,505	953,403
OH Air Quality–Firstenergy	4.375%	#	6/1/2033	B1	5,090	4,674,860
OH Wtr Dev Auth–Firstenergy	4.375%	#	6/1/2033	B1	1,090	1,001,100
OH Wtr Dev Auth–Firstenergy	4.375%	#	6/1/2033	B1	1,000	918,440
Padre Dam Municipal Water Auth COP	5.25%		10/1/2034	AA	5,600	6,105,400
PR Aqueduct & Swr Auth	5.00%		7/1/2017	Caa3	8,460	7,445,815
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Caa3	10,395	7,952,175
PR Elec Pwr Auth	5.00%		7/1/2042	Caa3	1,400	885,500
PR Elec Pwr Auth	5.25%		7/1/2040	Caa3	15,785	9,984,012
PR Elec Pwr Auth	5.50%		7/1/2038	Caa3	1,500	948,750
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	955	910,812
Total						147,831,096
Total Municipal Bonds (cost $2,074,796,166)						2,042,424,204

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.73%

Variable Rate Demand Notes 0.73%

Utilities
Appling Co Dev–GA Power	1.33%	4/3/2017	9/1/2029	A-	$9,400	$9,400,000
NYC Muni Water	1.16%	4/3/2017	6/15/2032	AA+	5,900	5,900,000
Total						15,300,000
Total Short-Term Investments (cost $15,300,000)						15,300,000
Total Investments in Securities 98.65% (cost $2,090,096,166)						2,057,724,204
Cash and Other Assets in Excess of Liabilities(h) 1.35%						28,055,750
Net Assets 100.00%						$2,085,779,954

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2017	58	Short	$(8,748,938)	$51,553

Note: See Footnotes to Schedules of Investments on page 131 of this report.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$248,506,532	$8,675,100	(4)	$257,181,632
Health Care	–	611,006,550	3,645,127	(4)	614,651,677
Lease Obligations	–	31,880,334	587,860	(4)	32,468,194
Other Revenue	–	170,813,876	3,828,808	(4)	174,642,684
Special Tax	–	133,594,919	4,427,935	(4)(5)	138,022,854
Tax Revenue	–	67,996,322	1,716,843	(4)	69,713,165
Utilities	–	147,831,043	53	(5)	147,831,096
Remaining Industries	–	607,912,902	–		607,912,902
Variable Rate Demand Notes	–	15,300,000	–		15,300,000
Total	$–	$2,034,842,478	$22,881,726		$2,057,724,204
Liabilities
Trust Certificates(6)	$–	$(9,250,000)	$–		$(9,250,000)
Total	$–	$(9,250,000)	$–		$(9,250,000)
Other Financial Instruments
Futures Contracts
Assets	$51,553	$–	$–		$51,553
Liabilities	–	–	–		–
Total	$51,553	$–	$–		$51,553

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Includes securities (West Pace Coop Dist (Corporate-Backed), IL Fin Auth—Landing/Plymouth Place (Health Care), NJ EDA—Seashore Gardens (Health Care), Houston Co Coop Dist—Country Crossing (Lease Obligations), FL DFC—Palm Bay Admy (Other Revenue), Lombard PFC—Conf Ctr & Hotel (Other Revenue), Plymouth Ed Ctr Charter Sch (Other Revenue), Tern Bay CDD (Special Tax) and Coop Dist Ft Spanish—Hwy 181 (Tax Revenue)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities (Michigan St Strategic FD Escrow (Other Revenue), Ohio St Pollution Ctl Rev Escrow (Other Revenue), Durbin Crossing CDD (Special Tax) and Moraine Ohio Solid Waste Disp Escrow AMT (Utilities)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(6)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$20,270,995
Accrued discounts/premiums	(2,879)
Realized gain (loss)	(99,456)
Change in unrealized appreciation/depreciation	(1,165,971)
Purchases	99,484
Sales	(5,059,915)
Net transfers in or out of Level 3	8,839,468
Balance as of March 31, 2017	$22,881,726
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$(1,165,971)

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.61%

Corporate-Backed 19.54%
AL IDA–Office Max Rmkt AMT	6.45%	#	12/1/2023	B3	$70	$70,084
AL IDA–Office Max Rmkt AMT	6.45%	#	12/1/2023	B3	440	440,528
Allegheny Co IDA–US Steel	6.50%		5/1/2017	B	490	491,181
Austin Convention (XLCA)	5.25%		1/1/2020	BBB-	90	90,109
Austin Convention (XLCA)	5.25%		1/1/2024	BBB-	85	85,115
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2021	Ba1	120	120,329
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#	4/1/2035	CCC+	1,000	365,430
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	268,387
CA Stwde–So Cal Edison	2.625%	#	11/1/2033	Aa3	500	507,800
Denver Intl Arpt Rev–United Airlines AMT	5.25%		10/1/2032	BB-	1,500	1,514,235
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	104,900
Gulf Coast IDA–CITGO AMT	4.875%		5/1/2025	B+	100	102,098
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	B	200	200,642
Houston Arpt–Continental Airlines	5.00%		7/15/2020	BB-	1,000	1,047,910
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB-	250	267,102
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B	3,800	3,824,130
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	1,280	1,291,354
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	65	65,454
IN Fin Auth–US Steel	6.00%		12/1/2019	B	130	136,984
Int Falls MN–Office Max	5.50%		4/1/2023	B3	100	100,120
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	4,040	4,245,313
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	80	90,493
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	600	683,502
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	140	143,550
Love Field Arpt–Southwest Airlines	5.00%		11/1/2022	Baa1	285	323,427
MA Port Auth–Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	190	193,103
Middlesex CO Impt Auth–Heldrich Ctr	5.00%		1/1/2020	Caa1	65	63,025
Montgomery Co IDA–Peco Generation AMT	2.70%	#	10/1/2034	BBB	1,500	1,494,450
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	Ba1	1,585	1,509,284
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2	1,100	1,103,619
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	1,265	1,310,009
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	500	538,430
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	105	105,322
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	180,976
NY Energy–NY State Elec & Gas	2.00%	#	2/1/2029	A-	100	100,088
NY Energy–NY State Elec & Gas AMT	2.375%	#	7/1/2026	AA-	240	242,882

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	$100	$107,886
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-	1,000	1,094,480
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,104,930
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	280	333,077
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+	185	185,250
Red River–AEP Texas North (NPFGC) (FGIC)	4.45%		6/1/2020	AA-	305	325,417
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	220	231,838
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	750	810,697
St Charles Parish–Valero Energy	4.00%	#	12/1/2040	BBB	255	268,084
Tulsa Mun Arpt–American Airlines AMT	5.00%	#	6/1/2035	BB-	400	424,292
Washington Co Wastewtr–Cargill AMT	2.375%	#	9/1/2030	A	100	100,734
Whiting Env Facs–BP AMT	5.00%	#	11/1/2045	A2	1,170	1,331,682
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A2	150	167,416
WI PFA–TrIPS AMT	5.00%		7/1/2022	BBB	710	758,749
WI PFA–Waste Mgmt AMT	2.00%	#	7/1/2029	A-	800	795,560
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB-	500	549,375
WI Pub Fin Auth–Celanese AMT	5.00%		12/1/2025	BBB-	1,000	1,105,630
Total						33,116,462

Education 4.53%
CA Fin Auth–Biola Univ	5.00%		10/1/2018	Baa1	100	103,158
CA Muni Fin–Biola Univ	5.00%		10/1/2023	Baa1	100	111,339
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR	100	101,275
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-	325	370,315
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2017	Baa3	75	75,000
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3	150	150,320
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3	100	103,050
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2022	A-	560	624,366
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+	500	564,485
MA DFA–Emerson College	5.50%		1/1/2030	BBB+	290	311,445
MA DFA–Suffolk Univ(c)	5.00%		7/1/2022	Baa2	805	908,507
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	Ba3	250	255,702
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	100	110,222
N YDorm–Yeshiva Univ	3.75%		9/1/2018	NR	5	5,191
New Rochelle LDC–Iona Clg	5.00%		7/1/2023	BBB	315	354,980
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2022	A1	170	195,333
NY Dorm–Long Island Univ	3.00%		9/1/2019	BBB	725	728,509
NY Dorm–Long Island Univ	3.00%		9/1/2021	BBB	150	152,669

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Baa3	$100	$104,675
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-	245	256,797
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-	530	574,785
NY Dorm–Pace Univ	5.00%		5/1/2024	BBB-	170	185,846
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	BBB-	130	131,778
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3	95	93,106
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3	145	139,626
NY Dorm–Yeshiva Univ	5.00%		9/1/2017	NR	5	5,084
NY Dorm–Yeshiva Univ	5.00%		9/1/2017	BBB-	200	202,710
NY Dorm–Yeshiva Univ	5.00%		11/1/2022	B3	30	30,906
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-	10	10,189
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3	285	321,198
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	250	281,232
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2022	BB+	100	108,563
Total						7,672,361

General Obligation 13.85%
Arkansas City Bldg–So Cent Reg Med	6.25%		9/1/2024	B1	15	15,654
Chicago Brd Ed	1.74%	#	3/1/2036	B	800	766,512
Chicago Brd Ed	4.25%		12/1/2018	B	60	57,377
Chicago Brd Ed	5.00%		12/1/2017	B	55	53,525
Chicago Brd Ed	5.00%		12/1/2019	B	275	258,505
Chicago Brd Ed	5.25%		12/1/2024	B	265	230,998
Chicago Brd Ed	5.25%		12/1/2026	B	620	528,345
Chicago Brd Ed	9.00%	#	3/1/2026	B	975	974,425
Chicago Brd Ed (AMBAC)	5.00%		12/1/2017	B	200	201,736
Chicago Brd Ed (NPFGC) (FGIC)	5.00%		12/1/2019	AA-	280	293,742
Chicago GO	5.00%		12/1/2019	BBB+	200	203,518
Chicago GO	5.00%		1/1/2021	BBB+	290	294,350
Chicago GO	4.00%		1/1/2022	BBB+	160	154,952
Chicago GO	4.50%		1/1/2020	BBB+	450	452,160
Chicago GO	5.00%		1/1/2024	BBB+	1,000	1,007,470
Chicago GO	5.00%		1/1/2024	BBB+	1,655	1,671,848
Chicago GO	5.25%		1/1/2022	BBB+	785	801,422
Chicago GO (AMBAC)	5.00%		12/1/2017	BBB+	100	100,303
Cook Co GO	5.00%		11/15/2018	AA-	200	210,442
Cook Co GO	5.00%		11/15/2018	AA-	285	299,880
Cook Co GO	5.00%		11/15/2022	AA-	175	196,404

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Cook Co GO	5.25%	11/15/2022	AA-	$445	$487,960
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	104,275
Guam GO	5.00%	11/15/2023	BB-	10	10,248
Hartford GO	2.125%	7/15/2018	BBB	215	212,097
Hartford GO	4.00%	4/1/2019	BBB	100	100,494
Hartford GO	4.00%	4/1/2022	BBB	125	123,719
IL State GO	5.00%	8/1/2017	BBB	140	141,460
IL State GO	4.00%	2/1/2018	BBB	100	101,728
IL State GO	4.00%	7/1/2018	BBB	445	455,662
IL State GO	4.25%	4/1/2017	BBB	50	50,000
IL State GO	5.00%	6/1/2017	BBB	75	75,377
IL State GO	5.00%	1/1/2018	BBB	245	250,650
IL State GO	5.00%	8/1/2019	BBB	295	308,399
IL State GO	5.00%	1/1/2020	BBB	705	740,067
IL State GO	5.00%	2/1/2020	BBB	1,000	1,050,650
IL State GO	5.00%	4/1/2020	BBB	510	537,010
IL State GO	5.00%	4/1/2020	BBB	375	394,860
IL State GO	5.00%	7/1/2020	BBB	295	311,479
IL State GO	5.00%	3/1/2021	BBB	625	660,331
IL State GO	5.00%	7/1/2021	BBB	630	666,893
IL State GO	5.00%	8/1/2021	BBB	365	386,615
IL State GO	5.00%	2/1/2022	BBB	785	829,298
IL State GO	5.25%	1/1/2020	BBB	465	491,161
IL State GO (AGM)	5.00%	1/1/2019	AA	50	51,965
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	101,372
Luzerne CO GO (AGM)	4.30%	12/15/2021	AA	85	87,151
New Haven GO (AGM)	5.00%	8/15/2020	AA	1,275	1,390,451
NJ State Bldg Auth	4.00%	6/15/2021	BBB+	250	257,387
Oakland USD	5.00%	8/1/2020	AA-	150	168,299
Philadelphia Sch Dist	2.25%	9/1/2017	A2	125	125,401
Philadelphia Sch Dist	4.00%	9/1/2017	A2	95	95,975
Philadelphia Sch Dist	4.00%	9/1/2018	A2	300	308,313
Philadelphia Sch Dist	4.50%	9/1/2017	A2	155	156,902
Philadelphia Sch Dist	5.00%	9/1/2019	A2	100	106,330
Philadelphia Sch Dist	5.00%	9/1/2020	A2	515	556,597
Philadelphia Sch Dist	5.25%	9/1/2027	A2	250	264,827
Philadelphia Sch Dist	6.00%	9/1/2038	A2	870	930,682

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO(e)	4.00%	7/1/2021	Caa3		$300	$172,500
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3		55	32,519
PR Comwlth GO(e)	5.50%	7/1/2017	Caa3		110	65,742
PR Comwlth GO(e)	5.50%	7/1/2019	Caa3		265	158,319
PR Comwlth GO (AG)	5.00%	7/1/2017	AA		65	65,613
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA		35	35,068
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA		160	170,418
PR Comwlth GO (AGM) (XLCA)	5.50%	7/1/2017	AA		100	101,062
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		575	574,971
PR Pub Bldg Auth GTD(e)	5.50%	7/1/2019	Caa3		35	18,499
PR Pub Bldg Auth GTD(e)	5.50%	7/1/2023	Caa3		55	28,325
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2018	A2		190	195,706
Total						23,484,395

Health Care 19.48%
Alachua Co IDA–No FL Retirement Vlg	5.625%	11/15/2022	NR		195	196,979
Alachua Co IDA–No FL Retirement Vlg	5.75%	11/15/2026	NR		150	151,290
Antelope Valley Hlth	5.00%	3/1/2021	Ba3		205	214,678
Ashland Med Ctr–Kings Daughters	5.00%	2/1/2022	BBB		560	616,521
AZ Hlth Facs–Beatitudes	5.10%	10/1/2022	NR		150	150,141
Blaine Sr Hsg & Hlthcare–Crest View	5.125%	7/1/2025	NR		275	276,353
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2020	BBB+		100	109,327
CA Muni Fin–Northbay Hlthcare	4.00%	11/1/2022	NR		760	807,546
CA Statewide–Beverly	4.00%	2/1/2021	BBB-		550	573,342
CA Stwde–American Baptist	5.00%	10/1/2020	BBB+	(a)	190	208,443
CA Stwde–Beverly	4.00%	2/1/2023	BBB-		110	113,985
CA Stwde–Daughters of Charity	5.50%	7/1/2022	CCC		155	153,047
CA Stwde–Daughters of Charity	5.75%	7/1/2024	CCC		800	796,184
CA Stwde–Daughters of Charity	5.75%	7/1/2025	CCC		30	29,745
CA Stwde–Eskaton Pptys	5.00%	11/15/2021	BBB		775	866,396
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2025	BB		1,000	1,115,090
Church Home of Hartford†	2.875%	9/1/2020	BB	(a)	200	199,964
Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	200	200,334
CO Hlth Facs–Christian Living	4.00%	1/1/2020	NR		250	259,390
CO Hlth Facs–Fraiser Meadows(c)	5.00%	5/15/2021	BB+	(a)	500	544,085
Collier Co IDA–Arlington of Naples†	5.25%	5/15/2022	NR		100	100,209
Cumberland Co Mun Auth–Asbury	5.00%	1/1/2020	NR		25	26,433
Dauphin Co Gen Auth–Pinnacle Hlth	5.25%	6/1/2017	A+		5	5,034

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Dauphin Co Gen Auth–Pinnacle Hlth	5.25%		6/1/2017	NR		$20	$20,136
Denver Hlth & Hsp Auth	1.807%	#	12/1/2033	BBB		300	280,908
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%		7/1/2035	Ba1		45	50,131
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	497,615
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(a)	500	543,255
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	270,145
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,385,946
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BB+	(a)	70	72,059
Harris Co Cultural Ed–Brazos	5.00%		1/1/2023	BB+	(a)	65	68,749
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		610	628,367
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		325	340,779
ID HFA–Madison Mem Hosp	5.00%		9/1/2021	BB+		1,000	1,083,220
IL Fin Auth–Centegra Hlth	5.00%		9/1/2019	BBB		100	106,330
IL Fin Auth–Centegra Hlth	5.00%		9/1/2021	BBB		100	111,071
IL Fin Auth–Friendship Vlg Shaumburg	5.00%	#	2/15/2037	BB-	(a)	55	55,012
IL Fin Auth–Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(a)	90	90,062
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(a)	125	134,478
IL Fin Auth–Presence Health	5.00%		2/15/2020	BBB-		1,000	1,064,880
IL Fin Auth–Provena Hlth	6.25%		5/1/2022	BBB-		100	114,598
IL Fin Auth–Provena Hlth	7.75%		8/15/2034	BBB-		100	115,100
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	100,058
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(a)	800	870,128
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		305	343,372
Lancaster Co Hosp Auth–Bretheren Village(c)	5.00%		7/1/2023	BB+	(a)	700	768,033
MA DFA–Boston Med Ctr	5.00%		7/1/2022	BBB		395	446,923
MA DFA–UMass Mem Hlth	5.00%		7/1/2023	BBB+		785	886,555
MA Hlth & Ed–Boston Med Ctr	4.75%		7/1/2023	BBB		200	209,184
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	652,530
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%		7/1/2020	Baa3		15	15,148
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%		7/1/2038	Baa3		90	102,506
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba2		140	159,681
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2020	BBB-	(a)	200	212,804
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2022	Baa1		500	563,935
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2022	Baa1		150	169,180
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2023	Baa1		145	161,215
Moon IDC–Baptist Homes Soc	5.00%		7/1/2020	NR		80	82,403
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	291,294

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NC Med–Southminster	5.00%	10/1/2021	NR		$365	$398,810
New Hope–Carillon	3.00%	7/1/2020	NR		565	560,503
New Hope Cult Ed Facs–Crestview	4.00%	11/15/2021	BB+	(a)	615	637,441
New Hope Cultural–Wesleyan Homes	4.00%	1/1/2018	NR		100	100,963
NJ EDA–Lions Gate	4.00%	1/1/2020	NR		325	337,291
NJ EDA–Lions Gate	4.375%	1/1/2024	NR		200	207,500
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2021	BB+		200	213,256
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+		110	113,606
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	85,789
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		110	111,001
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2022	Baa3		500	554,115
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2022	Baa3		200	221,646
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	NR		100	108,759
Palm Beach Co Hlth–Sinai Residences	6.75%	6/1/2024	NR		100	112,770
Palm Beach Co Hlth–Sinai Residences	7.25%	6/1/2034	NR		20	23,113
Palomar Hlth	5.00%	11/1/2021	BBB-		250	274,685
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		55	58,319
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2022	BBB-		180	180,634
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BBB-		190	190,676
Price William Co IDA–Westminster	4.00%	1/1/2021	NR		930	968,986
RI Hlth & Ed–Care New England	5.00%	9/1/2020	BB		1,000	1,056,620
Rochester Hlth & Hsg–Homestead	5.00%	12/1/2025	NR		700	754,467
Saint Paul MN Hsg & Redev Auth	5.00%	11/15/2025	BBB-		100	108,039
Saint Paul MN Hsg & Redev Auth	5.00%	11/15/2026	BBB-		100	107,503
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		75	89,842
SE Port Auth–Memorial Hlth	5.00%	12/1/2022	BB	(a)	400	426,728
St Paul Hsg–Healtheast	5.25%	11/15/2028	BBB-		650	702,455
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	106,881
St. Louis Ind Dev Auth–Nazareth	3.85%	8/15/2020	NR		100	99,903
St. Louis Ind Dev Auth–Nazareth	4.15%	8/15/2021	NR		100	99,996
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	100	100,093
Tarrant Co Cultural–Buckingham Sr Lvg	4.50%	11/15/2021	BB	(a)	500	500,685
Tulsa Co Industrial Auth–Montereau(c)	5.00%	11/15/2023	BBB-	(a)	230	252,591
Tyler Hlth–Mother Frances Hsp	5.125%	7/1/2022	BBB+	(a)	125	142,545
Tyler Hlth–Mother Frances Hsp	5.25%	7/1/2023	BBB+	(a)	50	57,273
UMass Mem Hlth	5.00%	7/1/2021	BBB+		180	195,667
UMass Mem Hlth	5.00%	7/1/2022	BBB+		160	173,038

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
UMass Mem Hlth	5.125%		7/1/2026	BBB+		$125	$135,597
WA HFC–Lea Hill Proj†	3.20%		7/1/2021	NR		500	490,640
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		100	100,119
Westchester Co Hlth Care	5.00%		11/1/2022	BBB		375	417,491
WI PFA–Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	653,771
Total							33,014,113

Housing 0.45%
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2023	BBB-		200	222,834
NJ Eda–Montclair St Std Hsg	5.25%		6/1/2020	Baa3		75	81,385
NYC IDA–Yankee Stadium (FGIC)	3.32%	#	3/1/2021	Baa1		470	461,878
Total							766,097

Lease Obligations 1.67%
CA Pub Wks–Dept of Correction (AMBAC)	5.00%		12/1/2019	A1		495	528,853
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	Aa3		1,000	1,158,020
NJ Bldg Auth	5.00%		12/15/2018	BBB+		150	156,357
NJ EDA–Sch Facs	5.00%		9/1/2020	BBB+		260	275,325
NJ EDA–Sch Facs	5.00%		6/15/2023	BBB+		255	270,147
NJ EDA–Sch Facs	5.50%		9/1/2021	BBB+		200	216,374
NJ EDA–Transit Proj	5.00%		5/1/2019	BBB+		220	230,716
Total							2,835,792

Other Revenue 8.51%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR		250	245,747
Austin Convention†	5.75%		1/1/2034	BB		100	99,996
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2019	Ba1		45	45,124
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2024	Ba1		25	25,049
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2025	Ba1		200	200,360
CA Muni Fin–Northbay Hlthcare	5.00%		11/1/2023	BBB-		450	504,738
CA Sch Fin Auth–Ocean Charter†	6.00%		1/1/2019	NR		500	496,215
Central Plains–Goldman Sachs	5.00%		9/1/2019	A3		325	354,195
Central Plains–Goldman Sachs	5.25%		12/1/2021	A3		430	499,505
Cleveland Arpt	5.00%		1/1/2029	A-		905	1,003,772
DC Rev–Friendship Pub Chtr Sch	2.45%		6/1/2017	BBB		45	45,036
FL Charter Foundation†	4.00%		7/15/2026	NR		1,000	976,450
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR		150	154,564
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(a)	250	280,957

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Florence Twn IDA–Legacy Trad Sch	5.00%	7/1/2023	Ba1	$200	$212,798
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB	600	623,976
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB	655	705,396
Houston HI Ed–Cosmos Fndtn	6.50%	5/15/2031	BBB	750	873,832
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%	4/1/2022	Baa2	1,500	1,750,185
Main St Nat Gas–Ml	5.00%	3/15/2022	BBB+	855	957,626
Main St Nat Gas–ML	5.125%	9/15/2017	BBB+	105	106,787
Maricopa Co IDA–Paradise Schools†	2.875%	7/1/2021	BB+	500	496,335
Phoenix IDA–Basis Schs†	3.00%	7/1/2020	BB	200	198,044
Phoenix IDA–Legacy Tradtl Schs†	3.00%	7/1/2020	Ba1	325	322,413
Plymouth Ed Ctr Charter Sch	5.125%	11/1/2018	B-	715	616,645
PR Elec Pwr Auth	5.00%	7/1/2018	Caa3	50	32,019
Sa Energy Acquisition–Goldman Sachs	5.25%	8/1/2017	A3	50	50,555
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	BBB+	100	114,910
Salt Verde Fin Corp–Citi	5.25%	12/1/2020	BBB+	175	196,198
TEAC–Goldman Sachs	5.25%	9/1/2022	A3	1,405	1,607,601
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2022	A3	150	171,237
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2020	BBB+	225	249,046
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030	BB+	195	204,830
Total					14,422,141

Special Tax 1.13%
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040	NR	100	103,521
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR	140	154,090
Fremont CFD–Pacific Commons	5.00%	9/1/2021	NR	100	111,116
NJ EDA–Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	15	15,998
San Clemente Cmnty Facs	5.00%	9/1/2024	NR	100	113,474
Scranton RDA GTD	5.00%	11/15/2021	BB	500	516,165
Scranton RDA GTD	5.00%	11/15/2028	BB	255	257,570
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	150	154,414
Village CDD #12	2.875%	5/1/2021	NR	500	497,995
Total					1,924,343

Tax Revenue 2.74%
Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	470	496,057
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	372,711
Garden St Preservation Trust TCRS (BAM)	5.00%	11/1/2021	AA	300	337,038
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	460	467,305

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Jefferson Co–Sch Warrant	4.75%	1/1/2025	A-	$45	$45,059
Jefferson Co–Sch Warrant TCRS (AMBAC)	4.75%	1/1/2025	A-	150	150,198
Met Pier & Expo Auth–Mccormick Place	5.00%	12/15/2022	BBB-	635	691,972
Met Pier & Expo Auth–Mccormick Place	5.00%	12/15/2022	BBB-	110	110,565
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	Zero Coupon	6/15/2018	AA-	380	370,242
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	AA-	150	167,603
NJ EDA–Cigarette Tax	5.00%	6/15/2017	BBB+	100	100,605
NJ EDA–Cigarette Tax	5.00%	6/15/2021	BBB+	500	540,755
PR Corp Sales Tax	5.00%	8/1/2022	Caa3	100	66,875
PR Corp Sales Tax	5.50%	8/1/2023	CC	125	52,344
PR Sales Tax Fing Cor	5.00%	8/1/2021	Caa3	1,000	668,750
Total					4,638,079

Tobacco 8.51%
Buckeye Tobacco	5.125%	6/1/2024	B-	3,640	3,444,459
Buckeye Tobacco	5.375%	6/1/2024	B-	1,100	1,051,765
CA Co Tobacco Sec–LA Co	5.45%	6/1/2028	B3	1,000	1,011,110
Golden St Tobacco	4.50%	6/1/2027	B1	970	972,241
Inland Empire Tobacco	5.00%	6/1/2021	NR	275	275,374
Inland Empire Tobacco	5.75%	6/1/2026	NR	265	278,743
MI Tob Settlement	5.125%	6/1/2022	B-	1,165	1,154,270
Nassau Co Tobacco	5.25%	6/1/2026	B-	375	375,034
NJ EDA–Cigarette Tax	5.00%	6/15/2022	BBB+	950	1,034,996
Nthrn CA Tobacco	4.75%	6/1/2023	Ba2	65	65,499
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	869,829
Sthrn CA Tobacco	4.75%	6/1/2025	Baa1	35	35,010
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2023	A	60	67,583
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	2,090	2,093,825
Westchester Tobacco Asset Sec Corp	5.00%	6/1/2022	A	1,500	1,698,915
Total					14,428,653

Transportation 8.47%
AL Port Auth AMT (AGM)	5.00%	10/1/2023	AA	500	568,350
Alameda Corridor Trsp Auth	5.00%	10/1/2022	BBB+	200	228,694
Alameda Corridor Trsp Auth	5.00%	10/1/2024	BBB+	150	174,243
Central TX Mobility Auth	5.00%	1/1/2018	BBB	250	256,907
Chicago GO	4.00%	1/1/2019	BBB+	180	179,572

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago Water	5.00%		11/1/2020	A	$265	$290,928
Delaware River Port Auth	5.00%		1/1/2022	A-	185	205,803
E–470 Hwy Auth	5.00%		9/1/2020	A-	100	110,279
E–470 Hwy Auth (NPFGC) (FGIC)	5.25%		9/1/2018	AA-	40	42,199
Foothill / Eastern Corridor Toll Rd	5.00%	#	1/15/2053	BBB-	60	60,565
Foothill / Eastern Corridor Toll Rd	5.50%	#	1/15/2053	BBB-	500	568,150
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB-	450	464,481
Indianapolis Local Pub Impt–Ind Arpt AMT	5.00%		1/1/2023	A1	285	326,966
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2023	AA	125	145,764
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2021	Baa1	90	101,049
MA Port Auth–Delta Airlines AMT (AMBAC)	2.094%	#	1/1/2031	NR	1,000	869,017
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,254
MD EDC–CNX Consol Energy	5.75%		9/1/2025	B+	1,395	1,389,113
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	555	596,997
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2024	AA	1,540	1,784,598
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2021	Baa1	500	554,715
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2022	Baa1	725	816,205
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2018	BBB	250	265,180
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2019	BBB	330	354,163
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2021	BBB	80	89,388
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2025	BBB	510	587,030
Philadelphia Airport AMT	5.00%		6/15/2022	A	195	215,849
Philadelphia Airport AMT	5.25%		6/15/2022	A	175	192,054
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	655	721,384
PR Hwy & Trans Auth	5.50%		7/1/2024	CC	45	12,375
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	233,347
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	25	26,493
PR Hwy & Trans Auth (AGM)	5.50%		7/1/2017	AA	35	35,367
Regional Trans Dist–Denver Trans	5.375%		7/15/2025	Baa3	980	1,059,743
Regional Trans Dist–Denver Trans	6.00%		1/15/2026	Baa3	470	522,537
Salt Lake City Arpt AMT	5.00%		7/1/2022	A+	100	114,580
South Jersey Trans Auth	4.00%		11/1/2019	BBB+	160	168,147
Total						14,367,486

Utilities 9.73%
Adelanto Util Sys	6.625%		7/1/2031	NR	75	81,691
Beaver Co IDA–Firstenergy	3.50%	#	12/1/2035	CCC+	610	217,392
Beaver Co IDA–Firstenergy	4.00%	#	1/1/2035	CCC+	100	35,591

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Beaver Co IDA–Firstenergy	4.375%	#	1/1/2035	B1	$275	$252,576
Burke CO Dev–Vogtle Proj	2.35%	#	10/1/2032	A-	175	176,045
Chicago Wastewater	5.00%		1/1/2023	A	370	410,789
Chicago Wastewater CR (AGM)	5.00%		1/1/2022	AA	150	166,797
Chicago Water	5.00%		11/1/2020	A	50	54,892
Chicago Water (AGM)	4.25%		11/1/2018	AA	370	384,985
CO Public Auth–ML	6.125%		11/15/2023	BBB+	905	1,077,004
Detroit Sewer	5.00%		7/1/2022	A-	235	267,383
Detroit Sewer (AGM)	5.25%		7/1/2020	AA	75	83,254
Detroit Sewer Rmkt	6.50%		7/1/2024	A3	100	109,570
Detroit Water	5.00%		7/1/2019	A-	80	85,883
Floyd Co Dev–GA Power	2.35%	#	7/1/2022	A3	125	125,526
HI Dept Budget–Hawaiian Electric	6.50%		7/1/2039	Baa2	160	173,770
Jefferson Co Sewer	5.00%		10/1/2018	BBB-	250	259,600
Jefferson Co Sewer	5.00%		10/1/2021	BBB-	1,300	1,402,193
Main St Nat Gas–ML	5.00%		3/15/2019	BBB+	395	419,510
NM Muni Energy Acq Auth–RBC	1.276%	#	11/1/2039	Aa3	750	746,662
OH Air Quality–Firstenergy	3.00%		5/15/2019	CCC+	1,495	533,521
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	CCC+	115	43,769
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	130	135,333
OH Wtr Dev Auth–FirstEnergy	3.75%	#	7/1/2033	CCC+	200	71,262
OH Wtr Dev Auth–Firstenergy	4.375%	#	6/1/2033	B1	575	528,103
Philadelphia Gas Works	5.00%		8/1/2021	A	200	224,544
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3	595	647,152
PR Aqueduct & Swr Auth	4.00%		7/1/2022	Caa3	85	66,725
PR Aqueduct & Swr Auth	5.00%		7/1/2017	Caa3	185	162,822
PR Aqueduct & Swr Auth	5.00%		7/1/2019	Caa3	945	775,864
PR Aqueduct & Swr Auth	6.125%		7/1/2024	Caa3	155	125,937
PR Elec Pwr Auth	4.10%		7/1/2019	Caa3	240	151,058
PR Elec Pwr Auth	4.25%		7/1/2020	Caa3	300	187,758
PR Elec Pwr Auth (AGM)	5.00%		7/1/2023	AA	30	30,227
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	146,056
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%		7/1/2018	AA-	340	347,137
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	AA-	405	426,445
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	AA-	100	102,207
TEAC–Goldman Sachs	5.00%		2/1/2020	A3	340	368,431
TEAC–Goldman Sachs	5.00%		2/1/2022	A3	775	866,589

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
TEAC–Goldman Sachs		5.25%		9/1/2018	A3	$30	$31,610
TEAC–Goldman Sachs		5.25%		9/1/2021	A3	350	395,367
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2021	A3	1,070	1,209,528
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2018	BBB+	855	899,725
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2022	BBB+	1,175	1,332,791
Wise Co IDA–VA Elec & Pwr Co		2.15%	#	10/1/2040	A2	150	151,230
Total							16,492,304
Total Municipal Bonds (cost $169,320,281)							167,162,226

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date

SHORT-TERM INVESTMENT 0.30%

Variable Rate Demand Note

Utilities
NYC Muni Water (cost $500,000)	1.16%	4/3/2017		6/15/2032	AA+	500	500,000
Total Investments in Securities 98.91% (cost $169,820,281)							167,662,226
Cash and Other Assets in Excess of Liabilities(h) 1.09%							1,848,765
Net Assets 100.00%							$169,510,991

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2017	55	Short	$(6,850,938)	$12,482

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	65	Short	$(14,069,453)	$(12,304)

Note: See Footnotes to Schedules of Investments on page 131 of this report.

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Other Revenue	$–	$13,805,496	$616,645	(4)	$14,422,141
Remaining Industries	–	152,740,085	–		152,740,085
Variable Rate Demand Note	–	500,000	–		500,000
Total	$–	$167,045,581	$616,645		$167,662,226
Other Financial Instruments
Futures Contracts
Assets	$12,482	$–	$–		$12,482
Liabilities	(12,304)	–	–		(12,304)
Total	$178	$–	$–		$178

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$74,858
Accrued discounts/premiums	32,310
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	369,835
Purchases	214,500
Sales	–
Net transfers in or out of Level 3	(74,858)
Balance as of March 31, 2017	$616,645
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$369,835

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.48%

Corporate-Backed 1.04%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$1,020	$1,059,413
CA Poll Ctl–Waste Mgmt AMT	3.25%	#	12/1/2027	A-	1,500	1,563,300
CA Stwde–So Cal Edison	2.625%	#	11/1/2033	Aa3	500	507,800
Total						3,130,513

Education 5.70%
CA Dev Auth–Culinary Institute	5.00%		7/1/2036	Baa2	400	429,340
CA Dev Auth–Culinary Institute	5.00%		7/1/2041	Baa2	380	406,060
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2	425	452,464
CA Ed–Stanford Univ	5.00%		6/1/2046	AAA	1,500	1,944,975
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2	1,000	1,105,220
CA Ed Facs–Clg & Univ Fin Prog	5.00%		2/1/2037	Ba1	160	160,002
CA Ed Facs–Loma Linda Univ	5.00%		4/1/2042	A	500	551,670
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,120,020
CA Ed Facs–Univ of Redlands	5.00%		10/1/2038	A3	1,000	1,105,080
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1	330	365,369
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1	1,085	1,134,140
CA Fin Auth–Emerson Clg	5.75%		1/1/2033	BBB+	1,250	1,416,675
CA Fin Auth–Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,552,898
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	500	523,885
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB-	540	551,291
CA State Univ Sys	5.00%		11/1/2042	Aa2	500	574,635
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,175,620
Univ California	5.00%		5/15/2037	AA-	1,435	1,632,671
Total						17,202,015

General Obligation 20.37%
Banning Unified Sch Dist (AGM)(c)	5.25%		8/1/2042	AA	1,115	1,285,907
CA State GO	4.00%		9/1/2035	AA-	1,000	1,034,070
CA State GO	5.00%		9/1/2029	AA-	485	550,664
CA State GO	5.00%		2/1/2032	AA-	2,000	2,250,920
CA State GO	5.00%		9/1/2032	AA-	1,500	1,742,895
CA State GO	5.00%		2/1/2033	AA-	1,000	1,123,030
CA State GO	5.00%		8/1/2038	AA-	1,300	1,480,518
CA State GO	5.25%		10/1/2029	AA-	1,500	1,646,580
CA State GO	5.25%		8/1/2032	AA-	2,500	2,923,475
CA State GO	5.25%		10/1/2032	AA-	4,000	4,596,280

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
CA State GO	5.25%	4/1/2035	AA-		$3,000	$3,416,400
CA State GO	5.50%	3/1/2040	AA-		2,000	2,221,160
CA State GO	6.50%	4/1/2033	AA-		3,500	3,872,260
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa2		1,000	1,171,110
Grossmont UHSD	5.00%	8/1/2043	Aa2		1,250	1,387,625
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	654,440
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA		2,000	2,302,800
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,113,740
LA Comm Clg	5.00%	8/1/2036	AA+		1,000	1,161,550
Los Angeles CCD	4.00%	8/1/2029	AA+		1,225	1,350,122
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,175,810
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,410,164
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,165,290
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,019,120
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,167,030
Palm Springs USD	4.00%	8/1/2033	Aa3		1,035	1,083,376
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,045,830
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,297,488
PR Comwlth GO(e)	6.00%	7/1/2039	Caa3		2,000	1,170,000
San Diego USD	5.00%	7/1/2027	Aa2		1,000	1,171,910
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,183,350
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,131,960
Santa Barbara Unified Sch Dist(c)	4.00%	8/1/2036	Aa2		750	778,230
Santa Monica Malibu GO	4.00%	7/1/2029	Aa1		500	550,670
Stockton USD	5.00%	8/1/2031	A+		2,000	2,297,920
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,210,022
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,178,010
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,309,210
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		2,805	1,807,262
Total						61,438,198

Health Care 12.90%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,120,367
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,056,360
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		110	126,625
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,102,250
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,003,480
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,312,537

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		$1,000	$1,102,550
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,221,580
CA Hlth–Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,121,140
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,262,280
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,252,100
CA Hlth Auth–Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,138,500
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	541,655
CA Muni Fin–Northbay Hlthcare	5.00%	11/1/2027	NR		1,000	1,141,070
CA Muni Fin–NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,276,080
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,309,713
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,051,520
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		460	421,894
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	860,971
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,160,620
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,000	1,075,490
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,112,220
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,500	1,637,235
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	671,970
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,524,269
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	551,382
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,376,800
UCal Med Ctr	4.50%	5/15/2036	AA-		1,855	2,001,582
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,221,840
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,133,830
Total						38,889,910

Housing 2.65%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,038,680
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,097,240
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	527,355
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,094,870
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,470,487
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,639,815
Los Angeles Regl Fin Auth–MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,110,180
Total						7,978,627

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 5.30%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		$1,000	$1,138,430
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		2,000	2,319,520
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,116,570
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	Aaa		2,000	2,267,360
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,123,490
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,352,004
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,157,850
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,308,340
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,215,960
Total						15,999,524

Other Revenue 3.62%
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(a)	850	880,005
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,250	1,280,100
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2		1,010	1,138,644
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,258,460
CA Infra & Econ Dev–Walt Disney Museum	4.00%	2/1/2035	A+		1,000	1,026,160
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-		1,000	1,079,170
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB		1,000	1,039,960
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB-		600	631,818
Long Beach Nat Gas–ML	5.00%	11/15/2035	BBB+		1,375	1,575,750
Total						10,910,067

Special Tax 10.73%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		500	555,445
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,116,130
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	A-		1,535	1,539,682
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,325	1,498,191
Irvine CFD–Great Park	5.00%	9/1/2044	NR		500	532,415
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,064,480
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,107,750
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+		1,120	1,256,629
Orange Co CFD	5.25%	8/15/2045	NR		1,000	1,092,500
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2029	AA		1,050	1,207,027
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,800	2,031,426
Rancho Cucamonga Redev Agy (NPFGC)	4.00%	9/1/2034	AA-		2,000	2,044,040
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	A		2,000	2,282,080
Riverside RDA–Desert Com and I-215 (BAM)	5.00%	10/1/2028	AA		1,000	1,161,100

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Roseville CFD–Westpark	5.00%	9/1/2031	NR	$1,000	$1,086,370
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	995	1,062,471
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	1,000	1,148,120
San Francisco Redev–Mission Bay North	5.00%	8/1/2035	A	500	568,570
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-	500	600,035
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,200,070
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,687,995
San Francisco Redev–Mission Bay South (NPFGC)	5.00%	8/1/2043	AA-	1,100	1,233,012
San Jose Redev Agy (AGC)	4.50%	8/1/2035	AA	150	150,288
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	534,860
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	A+	500	564,630
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	A+	500	569,065
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,636,913
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,500	1,828,695
Total					32,359,989

Tax Revenue 1.82%
PR Corp Sales Tax	5.00%	8/1/2024	CC	1,000	398,750
PR Corp Sales Tax	5.25%	8/1/2041	CC	1,525	606,187
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA	450	518,945
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	1,000	1,162,230
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,710,000
Tustin CFD	5.00%	9/1/2037	BBB+	1,000	1,083,370
Total					5,479,482

Tobacco 4.91%
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	736,150
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,500	354,875
Golden St Tobacco(c)	5.00%	6/1/2029	BBB	1,000	1,156,570
Golden St Tobacco	5.00%	6/1/2033	B-	1,070	1,070,010
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,117,610
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	1,977,140
Golden St Tobacco	5.75%	6/1/2047	B-	2,500	2,500,225
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	3,000	99,300
Inland Empire Tobacco	5.00%	6/1/2021	NR	1,005	1,006,367
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,071,006
LA Co Tobacco	Zero Coupon	6/1/2046	NR	1,640	149,765

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Nthrn CA Tobacco	5.50%		6/1/2045	B-	$1,000	$994,250
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR	5,000	1,230,250
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR	1,250	45,725
Sthrn CA Tobacco	5.00%		6/1/2037	BB+	1,305	1,305,013
Total						14,814,256

Transportation 17.59%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+	1,500	1,663,710
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+	2,000	2,214,900
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA	1,425	1,624,343
Bay Area Toll Auth	5.00%		10/1/2033	AA-	2,905	3,197,272
Bay Area Toll Auth	5.00%		4/1/2056	AA	2,000	2,240,300
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	1,500	736,440
Foothill / Eastern Corridor Toll Rd	5.50%	#	1/15/2053	BBB-	250	284,075
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,835	2,083,275
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	4,285	4,915,023
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	2,930	3,351,305
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,169,680
Los Angeles Dept Arpts–LAX	5.00%		5/15/2035	AA	2,000	2,208,760
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA	1,000	1,101,380
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2045	AA	1,000	1,098,420
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-	1,000	1,105,440
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,122,870
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,372,200
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB-	1,500	1,664,325
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,000	1,100,890
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,125,700
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,602,315
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,638,855
San Francisco Arpt AMT	5.00%		5/1/2046	A+	2,500	2,762,675
San Francisco Port Commn AMT	5.00%		3/1/2030	A1	1,415	1,577,216
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	BBB-	1,000	1,124,490
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB-	180	197,082
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB-	4,585	4,952,213
San Jose Arpt	5.00%		3/1/2029	A2	500	576,760
San Jose Arpt AMT(c)	5.00%		3/1/2047	NR	1,400	1,545,866
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,694,295
Total						53,052,075

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 12.85%
Adelanto Util Sys	6.625%		7/1/2031	NR	$1,000	$1,089,220
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	1,000	1,108,770
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2026	AAA	65	67,902
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,093,100
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,412,525
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	863,107
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	777,065
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	571,389
Imperial Irrigation Dist	5.00%		11/1/2038	AA-	800	905,856
Irvine Ranch Water Dist	5.25%		2/1/2041	AAA	1,000	1,178,190
Lathrop Fin Auth	6.00%		6/1/2035	NR	1,135	1,143,251
Long Beach Nat Gas–ML	2.126%	#	11/15/2026	BBB+	1,000	944,950
Long Beach Nat Gas–ML	5.25%		11/15/2020	BBB+	1,505	1,667,886
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	1,995	2,424,982
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2026	Aa2	1,000	1,159,820
Los Angeles DWAP–Pwr Sys(c)	5.25%		7/1/2037	Aa2	1,500	1,773,390
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,132,100
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	2,045	2,804,022
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	1,000	1,383,780
Nor Cal Trans Agcy–CA-OR Proj	5.00%		5/1/2039	Aa3	500	565,745
Northern CA Gas–Morgan Stanley	1.389%	#	7/1/2027	A3	2,000	1,797,420
Orange Co Water Dist	4.00%		8/15/2041	AAA	1,000	1,037,970
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Caa3	1,000	777,500
PR Elec Pwr Auth	5.25%		7/1/2024	Caa3	255	161,288
PR Elec Pwr Auth	5.25%		7/1/2033	Caa3	115	72,738
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	450	284,625
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,055,760
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,811,685
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-	1,000	1,151,140
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-	1,000	1,130,610
Southern CA Pub Pwr Auth–Goldman Sachs	2.16%	#	11/1/2038	A3	400	343,784
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3	2,435	2,743,685
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,142,600
Turlock Irrigation Dist	5.00%		1/1/2041	A+	1,035	1,174,021
Total						38,751,876
Total Investments in Municipal Bonds 99.48% (cost $287,426,054)						300,006,532
Cash and Other Assets in Excess of Liabilities 0.52%						1,563,912
Net Assets 100.00%						$301,570,444

Note: See Footnotes to Schedules of Investments on page 131 of this report.

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$300,006,532	$–	$300,006,532
Total	$–	$300,006,532	$–	$300,006,532

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.98%

Corporate-Backed 4.00%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$270,273
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,100	1,198,142
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,982
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	383,043
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	78,714
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	109,811
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	85	94,859
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,405,209
Total					3,861,033

Education 13.30%
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	530	568,176
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	75	88,026
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	745	829,982
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	962,296
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	542,445
NJ Ed Facs–Princeton Univ	5.00%	7/1/2023	AAA	500	595,960
NJ Ed Facs–Princeton Univ	5.00%	7/1/2024	AAA	250	302,365
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	725	874,676
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A	495	553,979
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A-	500	544,900
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	854,864
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	588,090
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	339,961
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	855	886,618
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,098,570
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	829,110
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	292,680
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	585,360
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	407,949
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	573,765
Seton Hall Univ	5.00%	7/1/2034	A-	325	362,096
Seton Hall Univ	5.00%	7/1/2036	A-	150	166,248
Total					12,848,116

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 6.46%
Bayonne GO (AGM)	5.00%	7/15/2023	AA	$500	$577,845
Bayonne GO (BAM)	5.00%	7/1/2039	AA	500	549,215
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	400	400,200
Hudson Co GO	5.00%	5/1/2035	AA	500	568,260
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,052,189
NJ State GO	5.00%	6/1/2023	A-	350	392,406
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3	1,000	586,250
PR Comwlth GO(e)	5.625%	7/1/2032	Caa3	100	59,125
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,056,310
Total					6,241,800

Health Care 14.91%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	540,305
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	534,050
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	467,453
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	250,133
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	863,460
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	100	114,594
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	100	113,967
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A+	90	94,866
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	A+	650	735,787
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	AA-	640	691,251
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	548,910
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	275,428
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,096,790
NJ Hlth–Robert Wood Hsp	5.00%	7/1/2039	A+	500	549,915
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A+	500	565,070
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,118,320
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	A+	825	900,141
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	111,164
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	1,250	1,317,025
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	271,335
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,076,820
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	AA-	2,000	2,165,640
Total					14,402,424

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 2.40%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	$1,185	$1,269,431
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,051,270
Total					2,320,701

Lease Obligations 17.07%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa3	750	801,510
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+	1,000	1,012,920
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+	350	367,273
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,175	2,367,400
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	231,011
NJ EDA–Sch Facs	5.00%	3/1/2023	BBB+	100	105,911
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+	105	110,229
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+	350	363,570
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+	135	139,026
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+	200	202,032
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+	725	729,060
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+	405	425,363
NJ EDA–Sch Facs	5.50%	12/15/2029	BBB+	420	446,909
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+	500	527,795
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	BBB+	1,045	1,056,485
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	BBB+	1,630	1,740,367
NJ State COP–Equip Lease COP	5.25%	6/15/2029	BBB+	1,000	1,088,350
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,500	709,530
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	1,000	308,180
NJ Trans Trust Fund	5.00%	6/15/2022	BBB+	1,000	1,072,590
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,115	1,120,943
NJ Trans Trust Fund	5.25%	6/15/2022	BBB+	75	81,017
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	140	143,739
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	BBB+	1,000	1,092,290
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					16,492,250

Other Revenue 0.41%
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	52,000
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	348,033
Total					400,033

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 0.82%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	$675	$792,632

Tax Revenue 6.23%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	453,334
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	532,710
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,414,188
NJ Ed Facs–Princeton Univ(c)	5.00%	7/1/2024	AAA	350	423,311
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	546,821
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,382,659
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	348,648
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	123,809
PR Corp Sales Tax	5.00%	8/1/2035	CC	1,000	388,750
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	405,450
Total					6,019,680

Tobacco 6.41%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,525	1,597,254
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	920	931,132
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	750	751,373
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	2,915	2,815,249
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	100	97,529
Total					6,192,537

Transportation 22.34%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	346,815
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,114,810
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,240,382
Delaware River Port Auth	5.00%	1/1/2024	A-	350	388,976
Delaware River Port Auth	5.00%	1/1/2028	A	500	571,395
Delaware River Port Auth	5.00%	1/1/2034	A	505	559,363
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	250	293,545
NJ Tpk Auth	5.00%	1/1/2023	A+	360	418,270
NJ Tpk Auth(c)	5.00%	1/1/2030	NR	500	581,475
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,447,488
NJ Tpk Auth	5.00%	1/1/2034	A+	500	558,335
NJ Tpk Auth	5.00%	1/1/2035	A+	500	563,645
NJ Tpk Auth	5.00%	1/1/2038	A+	750	823,710
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	991,238

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Trans Trust Fund	5.00%	6/15/2028	A+	$1,000	$1,066,730
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,187,142
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,215	1,426,009
Port Auth NY & NJ	5.00%	10/15/2026	AA-	500	600,990
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	593,665
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,175,420
Port Auth NY & NJ	5.00%	10/15/2041	AA-	500	564,315
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	160	180,816
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	80	89,914
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	519,182
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	569,945
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,116,020
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,048,100
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	544,896
Total					21,582,591

Utilities 3.63%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	440,888
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	104,740
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,034,810
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	525	449,500
PR Aqueduct & Swr Auth	5.25%	7/1/2024	Caa3	295	236,000
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110	69,575
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75	47,438
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100	63,250
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,060,520
Total					3,506,721
Total Investments in Municipal Bonds 97.98% (cost $95,743,368)					94,660,518
Cash and Other Assets in Excess of Liabilities(h) 2.02%					1,948,104
Net Assets 100.00%					$96,608,622

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2017

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2017	3	Short	$(452,531)	$3,276
U.S. 10-Year Treasury Note	June 2017	20	Short	(2,491,250)	9,653
Totals				$(2,943,781)	$12,929

Note: See Footnotes to Schedules of Investments on page 131 of this report.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$94,660,518	$–	$94,660,518
Total	$–	$94,660,518	$–	$94,660,518
Other Financial Instruments
Futures Contracts
Assets	$12,929	$–	$–	$12,929
Liabilities	–	–	–	–
Total	$12,929	$–	$–	$12,929

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.22%

Corporate-Backed 8.50%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$268,388
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	262,073
JFK IAT–American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,661,525
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	2,995	3,603,644
Liberty Dev Corp–Goldman Sachs	5.50%	10/1/2037	A3	365	443,380
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	750	752,467
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	900	903,735
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,267,476
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	595,210
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,136,830
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA	2,685	2,973,530
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,210	1,259,465
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,906,020
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,360	1,360,802
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,189,560
Syracuse IDA–Carousel Ctr AMT	5.00%	1/1/2032	Baa1	4,000	4,413,320
Total					30,997,425

Education 14.13%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,560,559
Build NYC Res Corp–CUNY	5.00%	6/1/2027	Aa2	400	471,160
Build NYC Res Corp–CUNY	5.00%	6/1/2029	Aa2	500	583,560
Build NYC Res Corp–CUNY	5.00%	6/1/2031	Aa2	1,120	1,300,790
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB-	1,000	1,063,970
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,097,400
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	915	935,734
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2	200	220,672
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2	200	217,080
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	275	297,374
Dutchess Co LDC–Vassar College(c)	5.00%	7/1/2034	AA-	250	290,723
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2030	AA-	200	224,696
Monroe Co IDA–Univ of Rochester(c)	5.00%	7/1/2031	AA-	350	412,993
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	229,795
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	278,520
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220	243,762
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB	200	220,698

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+		$500	$541,575
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+		1,200	1,289,304
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1		500	583,215
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1		1,600	1,852,224
NY Dorm–Columbia Univ	5.00%	10/1/2026	AAA		1,800	2,227,752
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,102,540
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	622,974
NY Dorm–Fordham Univ	5.00%	7/1/2041	A		1,100	1,241,273
NY Dorm–Fordham Univ	5.25%	7/1/2031	A		2,275	2,573,002
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,102,240
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,196,480
NY Dorm–NYU	5.00%	7/1/2034	AA-		1,500	1,720,875
NY Dorm–NYU	5.25%	7/1/2034	AA-		5,500	5,971,350
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		15	17,514
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		830	915,208
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,155,898
NY Dorm–Pratt Institute	5.00%	7/1/2039	A3		1,010	1,125,281
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	292,010
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,113,320
NY Dorm–SUNY	5.00%	7/1/2028	Aa3		1,000	1,172,060
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	395,434
NY Dorm–SUNY Empire Commons	5.00%	5/1/2031	A		100	112,315
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	279,545
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1		1,025	1,107,390
NY Dorm–The New School	5.00%	7/1/2028	A-		780	913,739
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,175	1,250,588
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,399,626
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,156,750
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,895,530
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,380	1,531,469
Total						51,507,967

General Obligation 6.70%
Erie CO GO	5.00%	9/15/2028	AA-		275	323,606
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,745,340
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,169,030
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,162,360
NYC GO	5.00%	8/1/2022	AA		2,215	2,573,143

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
NYC GO	5.00%	8/1/2024	AA		$2,000	$2,379,740
NYC GO	5.00%	8/1/2026	AA		1,000	1,206,710
NYC GO	5.00%	8/1/2026	AA		1,750	2,084,058
NYC GO	5.00%	8/1/2027	AA		1,700	1,998,877
NYC GO	5.00%	8/1/2027	AA		1,410	1,619,442
NYC GO	5.00%	10/1/2034	AA		1,500	1,698,615
NYC GO	5.00%	3/1/2036	AA		1,285	1,446,743
NYC GO	5.00%	8/1/2037	AA		2,000	2,277,720
PR Comwlth GO(e)	5.00%	7/1/2027	Caa3		65	38,350
PR Comwlth GO(e)	5.125%	7/1/2028	Caa3		155	92,031
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3		4,185	2,453,456
PR Comwlth GO(e)	5.50%	7/1/2027	Caa3		60	35,550
PR Comwlth GO(e)	5.625%	7/1/2033	Caa3		10	5,900
PR Comwlth GO(e)	6.125%	7/1/2033	Caa3		170	101,575
Total						24,412,246

Health Care 10.55%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	346,338
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,039,670
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2020	A3		750	824,910
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	548,910
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,661,235
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,651,737
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,187
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	698,006
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,272,690
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		375	407,179
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,166,260
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	530,670
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	776,768
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,210,551
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,374,147
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,158,730
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,116,510
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		790	898,862
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	858,899
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,119,550
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Baa3		1,000	1,119,130

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	Baa3		$1,900	$2,093,895
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,087,660
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,130,875
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,020,330
Suffolk Co IDA–Catholic Hlth Ll	5.00%	7/1/2028	A-		1,005	1,089,400
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		875	870,012
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	967,190
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,032,400
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,074,940
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	963,396
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,578,975
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	122,042
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		35	38,841
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	160,912
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,320,675
Total						38,432,482

Housing 0.29%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,041,780

Lease Obligations 6.89%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,100,612
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,020	1,218,247
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,936,427
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,137,400
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,098,885
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,779,898
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,119,220
NY Dorm–SUNY–Third Resolution	5.00%	5/15/2026	AA		2,500	2,882,325
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,121,650
NY UDC–PIT	5.00%	3/15/2035	AAA		1,500	1,686,525
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,750,558
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA		1,425	1,620,724
NYC TFA–Bldg Aid	5.00%	7/15/2032	AA		1,000	1,148,300
NYC TFA–Bldg Aid	5.00%	7/15/2036	AA		2,000	2,251,920
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						25,101,441

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 5.49%
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2030	BBB-	$2,500	$2,825,800
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	BBB-	3,000	3,271,080
Brooklyn Arena LDC–Barclays Ctr	6.00%	7/15/2030	AA+	5	5,655
Build NYC Res Corp–YMCA	5.00%	8/1/2040	A-	500	545,420
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-	1,370	1,491,136
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,226,980
NYC Cultural–MOMA	4.00%	4/1/2025	AA	1,000	1,138,280
NYC Cultural–Museum Nat History	5.00%	7/1/2031	AA	1,695	1,965,420
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA	1,545	1,806,970
Utility Debt Sec Auth–LIPA	5.00%	12/15/2037	AAA	2,115	2,436,522
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA	1,000	1,136,680
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB+	1,100	1,146,475
Total					19,996,418

Special Tax 1.41%
MTA NY–Hudson Rail Yards	5.00%	11/15/2056	A2	1,750	1,880,147
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,178,600
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,079,669
Total					5,138,416

Tax Revenue 15.28%
Hudson Yards	5.75%	2/15/2047	A	2,705	3,064,954
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,183,508
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,090,890
MTA NY–Dedicated Tax	5.00%	11/15/2046	AA	1,000	1,137,240
MTA NY–Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,207,040
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	1,685	1,904,876
NY Dorm–PIT	5.00%	12/15/2023	AAA	1,500	1,755,990
NY Dorm–PIT	5.00%	12/15/2025	AAA	1,000	1,165,360
NY Dorm–PIT	5.00%	3/15/2027	AAA	1,250	1,477,838
NY Dorm–PIT	5.00%	2/15/2034	AAA	1,250	1,422,000
NY Dorm–PIT	5.00%	3/15/2036	AAA	2,000	2,275,620
NY Dorm–PIT	5.00%	2/15/2039	AAA	1,500	1,712,955
NY Dorm–Sales Tax	5.00%	3/15/2026	AAA	1,000	1,202,250
NY Twy Auth–PIT	5.00%	3/15/2023	AAA	1,525	1,729,929
NY UDC–PIT	5.00%	12/15/2025	AAA	1,020	1,049,815
NY UDC–PIT	5.00%	12/15/2028	AAA	3,500	3,737,650
NY UDC–PIT	5.00%	3/15/2033	AAA	2,010	2,278,817

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NY UDC–PIT	5.00%	3/15/2035	AAA	$2,100	$2,404,269
NY UDC–PIT	5.00%	3/15/2036	AAA	1,500	1,695,810
NYC TFA–Future Tax	4.00%	11/1/2022	AAA	1,000	1,118,950
NYC TFA–Future Tax	5.00%	11/1/2021	AAA	2,010	2,313,972
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,185,240
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,163,160
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,692,495
NYC TFA–Future Tax	5.00%	2/1/2030	AAA	240	278,496
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,500	1,760,520
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	125	134,079
NYC TFA–Future Tax	5.00%	5/1/2034	NR	2,375	2,565,760
NYC TFA–Future Tax	5.00%	8/1/2036	AAA	5,000	5,711,600
NYC TFA–Future Tax	5.00%	8/1/2037	AAA	1,800	2,046,276
PR Corp Sales Tax	5.25%	8/1/2027	CC	640	254,400
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,600	1,983,750
Total					55,705,509

Tobacco 4.25%
Monroe Tobacco	Zero Coupon	6/1/2061	NR	5,000	146,900
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	1,992,181
Rockland Tobacco	Zero Coupon	8/15/2060	NR	9,950	316,808
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,452,293
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+	1,175	1,282,172
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	1,580	1,587,347
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	2,350	2,379,563
TSASC	5.00%	6/1/2034	A-	1,000	1,116,360
TSASC	5.00%	6/1/2035	A-	200	222,552
TSASC	5.00%	6/1/2036	A-	100	110,917
TSASC	5.00%	6/1/2041	BBB+	300	327,177
TSASC	5.00%	6/1/2048	NR	2,700	2,793,339
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,754,690
Total					15,482,299

Transportation 16.86%
MTA NY	5.00%	11/15/2023	AA-	1,000	1,162,990
MTA NY	5.00%	11/15/2023	AA-	2,455	2,853,937
MTA NY	5.00%	11/15/2027	AA-	350	405,930
MTA NY	5.00%	11/15/2028	AA-	705	820,712

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.00%	11/15/2029	A	(a)	$1,500	$1,742,190
MTA NY	5.00%	11/15/2041	AA-		1,000	1,121,090
MTA NY	5.25%	11/15/2028	AA-		3,740	4,484,185
MTA NY	5.25%	11/15/2029	AA-		1,000	1,175,920
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,108,950
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,076,820
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,950	4,195,887
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		8,300	8,924,409
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1		1,500	1,706,145
NY Twy Auth	5.00%	1/1/2032	A		1,750	1,978,427
NY Twy Auth	5.00%	1/1/2036	A		1,760	1,949,464
NY Twy Auth	5.25%	1/1/2056	A-		1,000	1,123,510
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,729,853
Port Auth NY & NJ	5.00%	9/1/2028	AA-		1,025	1,209,377
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1		170	187,230
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1		295	328,839
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1		875	988,838
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1		1,190	1,337,477
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA		225	254,063
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA		400	457,944
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,615	1,842,812
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,615	1,801,113
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,413,288
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-		1,750	1,994,807
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,698,987
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-		1,000	1,119,360
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,348,500
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		1,525	1,786,904
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+		1,500	1,739,835
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-		500	591,645
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-		600	705,636
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-		1,680	1,924,440
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,153,480
Total						61,444,994

Utilities 7.87%
Guam Pwr Auth	5.00%	10/1/2020	BBB		500	546,415
Guam Pwr Auth	5.00%	10/1/2021	BBB		500	554,785

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2017

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Guam Waterworks Auth		5.00%	7/1/2036	A-	$400	$418,960
Long Island Power Auth		5.00%	9/1/2025	A-	1,000	1,132,680
Long Island Power Auth		5.00%	9/1/2034	A-	2,000	2,241,240
Long Island Power Auth		5.00%	5/1/2038	A-	1,880	2,053,242
Long Island Power Auth		5.00%	9/1/2038	A-	1,000	1,111,460
Long Island Power Auth		5.00%	9/1/2039	A-	1,000	1,106,010
NY Env Facs–Clean Wtr & Drinking		5.00%	6/15/2029	AAA	2,000	2,160,460
NY Env Facs–Clean Wtr & Drinking		5.00%	6/15/2032	AAA	1,000	1,168,830
NY Env Facs–Clean Wtr & Drinking		5.00%	6/15/2036	AAA	1,250	1,408,713
NYC Muni Water		5.00%	6/15/2034	AA+	1,525	1,726,270
NYC Muni Water		5.00%	6/15/2035	AA+	1,675	1,897,206
NYC Muni Water		5.00%	6/15/2035	AA+	1,550	1,763,404
NYC Muni Water		5.00%	6/15/2036	AA+	1,750	1,980,947
NYC Muni Water		5.00%	6/15/2036	AA+	2,250	2,546,932
NYC Muni Water		5.25%	6/15/2037	AA+	1,500	1,764,060
NYC Muni Water		5.25%	6/15/2047	AA+	1,000	1,167,840
PR Aqueduct & Swr Auth		5.00%	7/1/2033	Caa3	370	282,125
PR Aqueduct & Swr Auth		5.25%	7/1/2042	Caa3	710	543,150
PR Aqueduct & Swr Auth		6.00%	7/1/2044	Caa3	420	329,700
PR Elec Pwr Auth		5.75%	7/1/2036	Caa3	1,250	790,625
Total						28,695,054
Total Municipal Bonds (cost $354,675,748)						357,956,031

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

SHORT-TERM INVESTMENT 0.80%

Variable Rate Demand Note

General Obligation
NYC GO (AGM) (cost $2,900,000)	1.16%	4/3/2017	11/1/2026	AA	2,900	2,900,000
Total Investments in Securities 99.02% (cost $357,575,748)						360,856,031
Cash and Other Assets in Excess of Liabilities(h) 0.98%						3,570,206
Net Assets 100.00%						$364,426,237

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2017

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2017	17	Short	$(2,564,344)	$18,564
U.S. 10-Year Treasury Note	June 2017	56	Short	(6,975,500)	27,028
Totals				$(9,539,844)	$45,592

Note: See Footnotes to Schedules of Investments on page 131 of this report.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$357,956,031	$–	$357,956,031
Variable Rate Demand Note	–	2,900,000	–	2,900,000
Total	$–	$360,856,031	$–	$360,856,031
Other Financial Instruments
Futures Contracts
Assets	$45,592	$–	$–	$45,592
Liabilities	–	–	–	–
Total	$45,592	$–	$–	$45,592

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

130	See Notes to Financial Statements.

Footnotes to Schedules of Investments

March 31, 2017

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds     A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2017.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security (non-income producing security).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	131

Statements of Assets and Liabilities (unaudited)

March 31, 2017

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,727,928,225	$4,108,038,476	$202,144,357
Investments in securities, at fair value	$1,724,233,575	$4,147,846,663	$203,624,708
Cash	1,064,112	1,670,305	287,970
Deposits with brokers for futures collateral	–	422,400	13,200
Receivables:
Interest	15,598,131	53,168,354	2,804,312
Investment securities sold	6,115,000	9,017,500	764,992
Capital shares sold	4,496,508	22,900,575	980,207
From advisor (See Note 3)	97,288	–	50,119
Variation margin	–	–	–
Prepaid expenses and other assets	177,671	148,544	58,506
Total assets	1,751,782,285	4,235,174,341	208,584,014
LIABILITIES:
Payables:
Investment securities purchased	18,859,355	10,134,110	4,392,723
Trust certificates (See Note 2(h))	–	1,250,000	–
Capital shares reacquired	4,974,035	9,376,272	198,735
Management fee	591,827	1,379,856	86,389
12b-1 distribution plan	368,549	1,193,378	41,894
Directors’ fees	272,014	442,210	17,898
Fund administration	59,183	142,655	6,911
Interest expense and fees (See Note 2(h))	–	1,753	–
Variation margin	–	29,415	1,150
Distributions payable	1,446,563	8,614,541	522,313
Accrued expenses	189,427	472,912	54,499
Total liabilities	26,760,953	33,037,102	5,322,512
Net Assets	$1,725,021,332	$4,202,137,239	$203,261,502
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,738,297,005	$4,177,711,751	$206,105,823
Undistributed (distributions in excess of) net investment income	605,555	12,109,933	523,252
Accumulated net realized loss on investments and futures contracts	(10,186,578)	(27,445,964)	(4,849,414)
Net unrealized appreciation (depreciation) on investments and futures contracts	(3,694,650)	39,761,519	1,481,841
Net Assets	$1,725,021,332	$4,202,137,239	$203,261,502

132	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,934,205,804	$2,090,096,166	$169,820,281	$287,426,054	$95,743,368	$357,575,748
$1,984,168,587	$2,057,724,204	$167,662,226	$300,006,532	$94,660,518	$360,856,031
1,139,024	1,139,540	808,600	1,847,636	1,212,516	227,998
–	255,200	111,850	–	42,200	156,000

26,956,500	33,314,721	2,101,572	3,992,800	1,321,735	4,607,076
6,251,838	25,996,783	450,427	3,221,824	546,956	2,547,413
8,152,096	9,832,652	2,211,554	967,306	238,750	1,322,352
–	–	33,053	–	2,976	–
–	–	–	159	–	–
88,159	129,154	49,085	50,710	42,327	48,627
2,026,756,204	2,128,392,254	173,428,367	310,086,967	98,067,978	369,765,497

11,924,790	19,274,820	3,112,864	6,488,112	1,000,747	3,326,570
42,250,000	9,250,000	–	–	–	–
3,858,684	4,723,800	284,687	857,642	66,881	765,137
705,464	829,155	55,382	114,931	36,795	140,199
595,956	552,110	30,133	97,102	26,056	127,451
454,001	276,961	3,936	100,379	32,823	102,349
66,300	70,176	5,538	10,216	3,271	12,462
172,784	26,850	–	–	–	–
–	17,722	16,565	–	5,274	17,379
5,491,547	7,211,695	370,309	782,581	243,417	774,720
247,251	379,011	37,962	65,560	44,092	72,993
65,766,777	42,612,300	3,917,376	8,516,523	1,459,356	5,339,260
$1,960,989,427	$2,085,779,954	$169,510,991	$301,570,444	$96,608,622	$364,426,237

$1,936,738,818	$2,422,578,490	$171,498,957	$298,435,950	$102,619,476	$364,333,098

7,027,430	22,907,802	299,709	222,252	(45,169)	(403,618)

(32,739,603)	(327,385,929)	(129,799)	(9,668,236)	(4,895,763)	(2,829,117)

49,962,782	(32,320,409)	(2,157,876)	12,580,478	(1,069,922)	3,325,874
$1,960,989,427	$2,085,779,954	$169,510,991	$301,570,444	$96,608,622	$364,426,237

See Notes to Financial Statements.	133

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2017

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$852,435,502	$1,651,706,355	$129,478,839
Class B Shares	–	$1,310,066	–
Class C Shares	$156,558,464	$574,264,138	$25,988,918
Class F Shares	$651,410,438	$1,648,192,797	$46,954,369
Class I Shares	$64,616,928	$326,647,687	$839,376
Class P Shares	–	$16,196	–
Outstanding shares by class*:
Class A Shares	54,811,045	155,070,653	8,238,591
Class B Shares	–	123,101	–
Class C Shares	10,066,237	53,983,384	1,654,029
Class F Shares	41,882,097	154,778,161	2,987,890
Class I Shares	4,153,803	30,662,492	53,374
Class P Shares	–	1,521	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.55	$10.65	$15.72
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.91	$10.90	$16.08
Class B Shares-Net asset value	–	$10.64	–
Class C Shares-Net asset value	$15.55	$10.64	$15.71
Class F Shares-Net asset value	$15.55	$10.65	$15.71
Class I Shares-Net asset value	$15.56	$10.65	$15.73
Class P Shares-Net asset value	–	$10.65	–

*	Lord Abbett Municipal Income Fund, Inc. has 5,165,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 900,001,000 to Short Duration, 1,030,000,000 to Intermediate, 140,000,000 to AMT Free, 550,000,000 to National, 925,000,000 to High Yield, 900,000,000 to Short Duration High Yield and 240,000,000 to each of California, New Jersey and New York (As of March 31, 2017).

134	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,456,417,220	$1,122,688,890	$69,658,191	$200,319,838	$86,817,774	$264,111,262
$1,657,486	–	–	–	–	–
$176,060,032	$393,049,608	$8,611,664	$48,321,788	–	$59,637,849
$317,457,985	$487,841,076	$73,409,580	$48,291,420	$9,564,238	$39,237,983
$9,396,704	$82,185,761	$17,831,556	$4,637,398	$226,610	$1,439,143
–	$14,619	–	–	–	–

130,986,386	96,647,267	4,648,613	18,611,460	17,858,868	23,658,120
148,340	–	–	–	–	–
15,816,685	33,825,618	574,614	4,487,794	–	5,349,325
28,572,626	41,963,442	4,899,018	4,486,732	1,966,563	3,511,734
845,638	7,087,809	1,189,797	431,164	46,553	128,838
–	1,257	–	–	–	–

$11.12	$11.62	$14.98	$10.76	$4.86	$11.16

$11.38	$11.89	$15.32	$11.01	$4.97	$11.42
$11.17	–	–	–	–	–
$11.13	$11.62	$14.99	$10.77	–	$11.15
$11.11	$11.63	$14.98	$10.76	$4.86	$11.17
$11.11	$11.60	$14.99	$10.76	$4.87	$11.17
–	$11.63	–	–	–	–

See Notes to Financial Statements.	135

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2017

Short Duration		Intermediate	AMT Free
Investment income:
Interest and other	$16,421,750	$72,635,801	$4,215,846
Interest earned from Interfund Lending (See Note 11)	–	–	–
Total investment income	16,421,750	72,635,801	4,215,846
Expenses:
Management fee	3,822,191	8,656,201	560,489
12b-1 distribution plan-Class A	950,345	1,791,127	136,209
12b-1 distribution plan-Class B	–	8,827	–
12b-1 distribution plan-Class C	693,801	2,543,286	111,695
12b-1 distribution plan-Class F	360,796	880,315	30,100
12b-1 distribution plan-Class P	–	37	–
Interest expense and fees (See Note 2(h))	–	7,913	–
Shareholder servicing	407,135	1,237,231	57,949
Fund administration	382,594	896,735	44,839
Registration	142,527	160,579	50,857
Reports to shareholders	31,785	84,656	5,572
Directors’ fees	26,750	62,406	3,143
Professional	29,819	33,576	22,934
Custody	14,503	31,972	3,596
Interest paid from Interfund Lending (See Note 11)	–	440	–
Other	48,406	75,752	11,119
Gross expenses	6,910,652	16,471,053	1,038,502
Expense reductions (See Note 9)	(5,554)	(12,993)	(654)
Fees waived and expenses reimbursed (See Note 3)	(595,970)	–	(311,453)
Net expenses	6,309,128	16,458,060	726,395
Net investment income	10,112,622	56,177,741	3,489,451
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(3,717,573)	(26,885,939)	(668,461)
Net realized gain on futures contracts	–	747,495	398,820
Net change in unrealized appreciation/depreciation on investments	(26,035,731)	(178,594,468)	(12,298,119)
Net change in unrealized appreciation/depreciation on futures contracts	–	168,217	(6,020)
Net realized and unrealized loss	(29,753,304)	(204,564,695)	(12,573,780)
Net Decrease in Net Assets Resulting From Operations	$(19,640,682)	$(148,386,954)	$(9,084,329)

136	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$41,644,668	$54,749,582	$2,342,110	$6,289,124	$1,946,604	$6,700,061
444	–	–	–	–	–
41,645,112	54,749,582	2,342,110	6,289,124	1,946,604	6,700,061

4,225,444	4,880,484	269,222	705,532	223,424	871,670
1,493,999	1,149,165	59,686	211,108	90,026	281,345
11,236	–	–	–	–	–
760,471	1,681,054	41,074	214,255	–	261,116
150,212	233,037	27,128	23,695	4,518	20,970
–	33	–	–	–	–
267,244	128,357	–	3,574	–	–
520,840	542,771	38,548	62,234	26,758	89,550
398,269	413,409	26,922	62,714	19,860	77,482
81,513	88,575	42,696	28,222	22,035	28,519
44,045	46,930	3,331	6,773	3,270	7,857
26,882	28,212	1,566	4,301	1,366	5,379
28,982	101,655	21,815	21,900	20,231	22,531
15,120	16,186	3,828	3,840	2,481	5,450
–	2,104	–	–	–	–
47,074	58,136	5,795	15,293	6,232	16,110
8,071,331	9,370,108	541,611	1,363,441	420,201	1,687,979
(5,858)	(6,028)	(414)	(914)	(290)	(1,133)
–	–	(177,283)	–	(17,538)	–
8,065,473	9,364,080	363,914	1,362,527	402,373	1,686,846
33,579,639	45,385,502	1,978,196	4,926,597	1,544,231	5,013,215

(5,060,062)	8,205,668	(221,234)	(348,109)	853,143	2,952,175
1,381,477	749,706	134,993	396,320	142,798	665,071

(100,218,010)	(111,479,575)	(3,701,682)	(17,379,379)	(6,269,555)	(21,617,111)

18,792	68,351	20,750	9,956	9,868	46,197
(103,877,803)	(102,455,850)	(3,767,173)	(17,321,212)	(5,263,746)	(17,953,668)

$(70,298,164)	$(57,070,348)	$(1,788,977)	$(12,394,615)	$(3,719,515)	$(12,940,453)

See Notes to Financial Statements.	137

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016
Operations:
Net investment income	$10,112,622	$21,638,402
Net realized gain (loss) on investments and futures contracts	(3,717,573)	892,243
Net change in unrealized appreciation/depreciation on investments and futures contracts	(26,035,731)	2,256,690
Net increase (decrease) in net assets resulting from operations	(19,640,682)	24,787,335
Distributions to shareholders from:
Net investment income
Class A	(5,109,527)	(11,396,929)
Class B	–	–
Class C	(385,730)	(885,297)
Class F	(4,199,911)	(8,517,193)
Class I	(452,353)	(648,438)
Class P	–	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Total distributions to shareholders	(10,147,521)	(21,447,857)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	404,121,163	780,553,377
Reinvestment of distributions	5,432,400	11,299,309
Cost of shares reacquired	(766,786,146)	(708,644,664)
Net increase (decrease) in net assets resulting from capital share transactions	(357,232,583)	83,208,022
Net increase (decrease) in net assets	(387,020,786)	86,547,500
NET ASSETS:
Beginning of period	$2,112,042,118	$2,025,494,618
End of period	$1,725,021,332	$2,112,042,118
Undistributed net investment income	$605,555	$640,454

138	See Notes to Financial Statements.

Intermediate		AMT Free
For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016

$56,177,741	$113,070,305	$3,489,451	$6,508,841

(26,138,444)	4,018,830	(269,641)	69,278

(178,426,251)	110,623,040	(12,304,139)	8,227,465

(148,386,954)	227,712,175	(9,084,329)	14,805,584

(22,350,583)	(46,252,743)	(2,133,233)	(4,130,976)
(14,898)	(43,913)	–	–
(5,670,026)	(11,901,921)	(337,048)	(656,753)
(22,780,965)	(45,671,888)	(966,114)	(1,579,779)
(4,350,887)	(6,457,319)	(15,221)	(28,911)
(184)	(383)	–	–

(653,277)	(1,203,903)	–	–
(687)	(1,895)	–	–
(222,545)	(415,148)	–	–
(639,863)	(1,090,194)	–	–
(114,920)	(130,919)	–	–
(6)	(12)	–	–
(56,798,841)	(113,170,238)	(3,451,616)	(6,396,419)

819,998,922	1,904,269,408	40,509,909	126,839,872
39,034,183	75,326,784	2,670,322	4,946,355
(1,411,436,183)	(905,905,286)	(80,348,780)	(45,136,470)

(552,403,078)	1,073,690,906	(37,168,549)	86,649,757
(757,588,873)	1,188,232,843	(49,704,494)	95,058,922

$4,959,726,112	$3,771,493,269	$252,965,996	$157,907,074
$4,202,137,239	$4,959,726,112	$203,261,502	$252,965,996
$12,109,933	$11,099,735	$523,252	$485,417

See Notes to Financial Statements.	139

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016
Operations:
Net investment income	$33,579,639	$67,313,632
Net realized gain (loss) on investments and futures contracts	(3,678,585)	12,115,897
Net change in unrealized appreciation/depreciation on investments and futures contracts	(100,199,218)	59,500,054
Net increase (decrease) in net assets resulting from operations	(70,298,164)	138,929,583
Distributions to shareholders from:
Net investment income
Class A	(25,236,842)	(52,106,589)
Class B	(28,791)	(80,634)
Class C	(2,529,038)	(5,307,610)
Class F	(5,211,149)	(8,637,612)
Class I	(169,625)	(189,433)
Class P	–	–
Total distributions to shareholders	(33,175,445)	(66,321,878)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	238,234,760	490,886,021
Reinvestment of distributions	28,154,629	55,896,511
Cost of shares reacquired	(322,452,098)	(268,411,618)
Net increase (decrease) in net assets resulting from capital share transactions	(56,062,709)	278,370,914
Net increase (decrease) in net assets	(159,536,318)	350,978,619
NET ASSETS:
Beginning of period	$2,120,525,745	$1,769,547,126
End of period	$1,960,989,427	$2,120,525,745
Undistributed net investment income	$7,027,430	$6,623,236

140	See Notes to Financial Statements.

High Yield		Short Duration High Yield
For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016

$45,385,502	$96,014,621	$1,978,196	$1,677,131

8,955,374	(4,344,263)	(86,241)	(12,813)

(111,411,224)	108,272,119	(3,680,932)	1,436,800

(57,070,348)	199,942,477	(1,788,977)	3,101,118

(24,774,002)	(53,190,609)	(809,674)	(824,891)
–	–	–	–
(7,508,314)	(16,168,360)	(83,521)	(78,161)
(10,266,033)	(20,194,456)	(762,467)	(614,575)
(986,742)	(1,649,861)	(176,843)	(50,612)
(297)	(612)	–	–
(43,535,388)	(91,203,898)	(1,832,505)	(1,568,239)

394,516,842	636,577,946	112,553,808	115,380,938
34,075,046	71,157,097	1,803,860	1,518,082
(515,869,583)	(497,100,556)	(52,951,447)	(29,268,179)

(87,277,695)	210,634,487	61,406,221	87,630,841
(187,883,431)	319,373,066	57,784,739	89,163,720

$2,273,663,385	$1,954,290,319	$111,726,252	$22,562,532
$2,085,779,954	$2,273,663,385	$169,510,991	$111,726,252
$22,907,802	$21,057,688	$299,709	$154,018

See Notes to Financial Statements.	141

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016
Operations:
Net investment income	$4,926,597	$9,600,249
Net realized gain (loss) on investments and futures contracts	48,211	(395,094)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(17,369,423)	12,470,400
Net increase (decrease) in net assets resulting from operations	(12,394,615)	21,675,555
Distributions to shareholders from:
Net investment income
Class A	(3,369,632)	(6,751,480)
Class C	(644,356)	(1,212,488)
Class F	(777,009)	(1,377,229)
Class I	(73,799)	(125,349)
Total distributions to shareholders	(4,864,796)	(9,466,546)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	40,418,360	119,374,358
Reinvestment of distributions	4,078,544	7,853,769
Cost of shares reacquired	(72,654,886)	(56,409,730)
Net increase (decrease) in net assets resulting from capital share transactions	(28,157,982)	70,818,397
Net increase (decrease) in net assets	(45,417,393)	83,027,406
NET ASSETS:
Beginning of period	$346,987,837	$263,960,431
End of period	$301,570,444	$346,987,837
Undistributed (distributions in excess of) net investment income	$222,252	$160,451

142	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016

$1,544,231	$3,222,474	$5,013,215	$10,927,582

995,941	777,874	3,617,246	4,325,859

(6,259,687)	4,075,131	(21,570,914)	11,605,995

(3,719,515)	8,075,479	(12,940,453)	26,859,436

(1,380,610)	(2,933,953)	(3,754,062)	(8,408,287)
–	–	(630,447)	(1,323,659)
(142,492)	(249,766)	(579,605)	(1,070,597)
(3,841)	(691)	(21,490)	(38,121)
(1,526,943)	(3,184,410)	(4,985,604)	(10,840,664)

8,336,877	18,111,706	33,545,656	109,966,433
1,206,521	2,499,174	3,809,560	8,326,217
(15,571,368)	(13,955,188)	(82,591,536)	(74,406,162)

(6,027,970)	6,655,692	(45,236,320)	43,886,488
(11,274,428)	11,546,761	(63,162,377)	59,905,260

$107,883,050	$96,336,289	$427,588,614	$367,683,354
$96,608,622	$107,883,050	$364,426,237	$427,588,614

$(45,169)	$(62,457)	$(403,618)	$(431,229)

See Notes to Financial Statements.	143

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
3/31/2017(d)	$15.76	$0.08	$(0.21)	$(0.13)	$(0.08)	$ –	$(0.08)
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	–	(0.17)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
9/30/2013	15.97	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
9/30/2012	15.83	0.26	0.15	0.41	(0.26)	(0.01)	(0.27)
Class C
3/31/2017(d)	15.77	0.04	(0.22)	(0.18)	(0.04)	–	(0.04)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	–	(0.07)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
9/30/2013	15.97	0.11	(0.26)	(0.15)	(0.10)	(0.01)	(0.11)
9/30/2012	15.83	0.16	0.15	0.31	(0.16)	(0.01)	(0.17)
Class F
3/31/2017(d)	15.77	0.09	(0.22)	(0.13)	(0.09)	–	(0.09)
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	–	(0.18)
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
9/30/2013	15.97	0.23	(0.25)	(0.02)	(0.23)	(0.01)	(0.24)
9/30/2012	15.83	0.27	0.16	0.43	(0.28)	(0.01)	(0.29)
Class I
3/31/2017(d)	15.77	0.10	(0.21)	(0.11)	(0.10)	–	(0.10)
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	–	(0.20)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)
9/30/2013	15.97	0.24	(0.25)	(0.01)	(0.24)	(0.01)	(0.25)
9/30/2012	15.83	0.28	0.16	0.44	(0.29)	(0.01)	(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

144	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.55	(0.86	)(e)	0.32	(e)	0.32	(e)	0.36	(e)	0.53	(e)	$ 852,436	11.86	(e)
15.76	1.27		0.65		0.65		0.71		1.08		1,060,240	23.16
15.74	0.63		0.65		0.65		0.70		1.02		1,056,101	25.83
15.80	1.85		0.64		0.64		0.70		1.19		1,231,268	28.30
15.71	(0.28)		0.63		0.62		0.70		1.32		1,476,264	23.80
15.97	2.65		0.61		0.60		0.70		1.65		1,511,237	18.11

15.55	(1.17	)(e)	0.63	(e)	0.63	(e)	0.67	(e)	0.23	(e)	156,558	11.86	(e)
15.77	0.65		1.27		1.27		1.33		0.47		180,900	23.16
15.74	0.01		1.27		1.27		1.33		0.39		200,818	25.83
15.80	1.20		1.28		1.28		1.34		0.55		237,782	28.30
15.71	(0.93)		1.29		1.29		1.36		0.67		285,611	23.80
15.97	1.97		1.27		1.26		1.36		1.00		298,123	18.11

15.55	(0.82	)(e)	0.27	(e)	0.27	(e)	0.31	(e)	0.58	(e)	651,410	11.86	(e)
15.77	1.37		0.55		0.55		0.61		1.18		803,775	23.16
15.74	0.73		0.55		0.55		0.60		1.11		724,280	25.83
15.80	1.95		0.54		0.54		0.60		1.29		775,914	28.30
15.71	(0.18)		0.53		0.52		0.60		1.42		757,444	23.80
15.97	2.75		0.51		0.50		0.60		1.72		704,486	18.11

15.56	(0.70	)(e)	0.22	(e)	0.22	(e)	0.26	(e)	0.63	(e)	64,617	11.86	(e)
15.77	1.47		0.45		0.45		0.51		1.27		67,127	23.16
15.74	0.83		0.45		0.45		0.50		1.20		44,295	25.83
15.80	2.04		0.44		0.44		0.50		1.38		82,953	28.30
15.71	(0.08)		0.43		0.42		0.50		1.50		67,487	23.80
15.97	2.83		0.41		0.40		0.50		1.77		23,111	18.11

See Notes to Financial Statements.	145

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
3/31/2017(d)	$11.10	$0.14	$(0.46)	$(0.32)	$(0.13)	$ – (e)	$(0.13)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)	(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–	(0.30)
9/30/2014	10.49	0.32	0.41	0.73	(0.32)	(0.07)	(0.39)
9/30/2013	10.99	0.29	(0.50)	(0.21)	(0.29)	–	(0.29)
9/30/2012	10.49	0.33	0.50	0.83	(0.33)	–	(0.33)
Class B
3/31/2017(d)	11.09	0.09	(0.45)	(0.36)	(0.09)	– (e)	(0.09)
9/30/2016	10.79	0.20	0.31	0.51	(0.20)	(0.01)	(0.21)
9/30/2015	10.83	0.22	(0.05)	0.17	(0.21)	–	(0.21)
9/30/2014	10.48	0.24	0.41	0.65	(0.23)	(0.07)	(0.30)
9/30/2013	10.98	0.20	(0.50)	(0.30)	(0.20)	–	(0.20)
9/30/2012	10.48	0.25	0.50	0.75	(0.25)	–	(0.25)
Class C
3/31/2017(d)	11.09	0.10	(0.45)	(0.35)	(0.10)	– (e)	(0.10)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)	(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–	(0.23)
9/30/2014	10.48	0.25	0.41	0.66	(0.25)	(0.07)	(0.32)
9/30/2013	10.98	0.22	(0.51)	(0.29)	(0.21)	–	(0.21)
9/30/2012	10.48	0.26	0.50	0.76	(0.26)	–	(0.26)
Class F
3/31/2017(d)	11.10	0.14	(0.45)	(0.31)	(0.14)	– (e)	(0.14)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)	(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–	(0.31)
9/30/2014	10.49	0.33	0.41	0.74	(0.33)	(0.07)	(0.40)
9/30/2013	10.99	0.30	(0.50)	(0.20)	(0.30)	–	(0.30)
9/30/2012	10.49	0.34	0.50	0.84	(0.34)	–	(0.34)

146	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.65	(2.81	)(f)	0.35	(f)	0.35	(f)	0.35	(f)	1.27	(f)	$1,651,706	10.03	(f)
11.10	5.53		0.70		0.70		0.70		2.62		2,000,225	8.25
10.80	2.52		0.71		0.71		0.71		2.84		1,592,318	12.23
10.83	7.09		0.70		0.70		0.71		3.04		1,485,143	18.92
10.49	(1.99)		0.69		0.68		0.70		2.67		1,829,614	30.59
10.99	8.04		0.67		0.66		0.70		3.10		2,064,377	21.39

10.64	(3.20	)(f)	0.75	(f)	0.75	(f)	0.75	(f)	0.87	(f)	1,310	10.03	(f)
11.09	4.70		1.51		1.51		1.51		1.86		2,061	8.25
10.79	1.62		1.51		1.51		1.51		2.05		2,907	12.23
10.83	6.35		1.50		1.50		1.51		2.24		3,892	18.92
10.48	(2.78)		1.49		1.48		1.50		1.88		4,587	30.59
10.98	7.19		1.47		1.46		1.50		2.34		5,933	21.39

10.64	(3.12	)(f)	0.67	(f)	0.67	(f)	0.67	(f)	0.95	(f)	574,264	10.03	(f)
11.09	4.87		1.33		1.33		1.33		2.00		657,981	8.25
10.79	1.89		1.33		1.33		1.33		2.22		564,502	12.23
10.82	6.42		1.34		1.34		1.35		2.40		559,156	18.92
10.48	(2.66)		1.36		1.36		1.38		2.00		634,305	30.59
10.98	7.32		1.34		1.34		1.38		2.42		699,128	21.39

10.65	(2.76	)(f)	0.30	(f)	0.30	(f)	0.30	(f)	1.31	(f)	1,648,193	10.03	(f)
11.10	5.63		0.60		0.60		0.60		2.72		1,983,052	8.25
10.80	2.62		0.61		0.61		0.61		2.94		1,447,425	12.23
10.83	7.20		0.60		0.60		0.60		3.13		1,092,546	18.92
10.49	(1.89)		0.59		0.58		0.60		2.77		899,590	30.59
10.99	8.15		0.57		0.56		0.61		3.19		1,007,950	21.39

See Notes to Financial Statements.	147

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class I
3/31/2017(d)	$11.10	$0.15	$(0.46)	$(0.31)	$(0.14)	$ – (e)	$(0.14)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)	(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–	(0.32)
9/30/2014	10.49	0.34	0.42	0.76	(0.34)	(0.07)	(0.41)
9/30/2013	11.00	0.31	(0.51)	(0.20)	(0.31)	–	(0.31)
9/30/2012	10.50	0.34	0.51	0.85	(0.35)	–	(0.35)
Class P
3/31/2017(d)	11.10	0.12	(0.45)	(0.33)	(0.12)	– (e)	(0.12)
9/30/2016	10.80	0.26	0.31	0.57	(0.26)	(0.01)	(0.27)
9/30/2015	10.84	0.28	(0.04)	0.24	(0.28)	–	(0.28)
9/30/2014	10.49	0.30	0.41	0.71	(0.29)	(0.07)	(0.36)
9/30/2013	11.00	0.27	(0.52)	(0.25)	(0.26)	–	(0.26)
9/30/2012	10.50	0.31	0.50	0.81	(0.31)	–	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Amount less than $0.01.
(f)	Not annualized.

148	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net Asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.65	(2.71	)(f)	0.25	(f)	0.25	(f)	0.25	(f)	1.37	(f)	$326,648	10.03	(f)
11.10	5.74		0.50		0.50		0.50		2.79		316,391	8.25
10.80	2.63		0.51		0.51		0.51		3.02		164,325	12.23
10.84	7.41		0.50		0.50		0.50		3.23		68,985	18.92
10.49	(1.89)		0.49		0.48		0.50		2.87		52,814	30.59
11.00	8.22		0.47		0.46		0.51		3.17		37,514	21.39

10.65	(2.92	)(f)	0.47	(f)	0.47	(f)	0.47	(f)	1.15	(f)	16	10.03	(f)
11.10	5.28		0.95		0.95		0.95		2.40		17	8.25
10.80	2.19		0.95		0.95		0.95		2.60		16	12.23
10.84	6.94		0.93		0.93		0.94		2.80		16	18.92
10.49	(2.32)		0.92		0.92		0.94		2.44		15	30.59
11.00	7.79		0.90		0.90		0.94		2.90		15	21.39

See Notes to Financial Statements.	149

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2017(d)	$16.54	$0.25	$(0.82)	$(0.57)	$(0.25)	$15.72
9/30/2016	15.84	0.52	0.69	1.21	(0.51)	16.54
9/30/2015	15.89	0.54	(0.06)	0.48	(0.53)	15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
9/30/2013	16.38	0.58	(1.35)	(0.77)	(0.58)	15.03
9/30/2012	15.08	0.65	1.30	1.95	(0.65)	16.38
Class C
3/31/2017(d)	16.53	0.20	(0.82)	(0.62)	(0.20)	15.71
9/30/2016	15.84	0.42	0.68	1.10	(0.41)	16.53
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
9/30/2013	16.38	0.46	(1.35)	(0.89)	(0.46)	15.03
9/30/2012	15.07	0.51	1.32	1.83	(0.52)	16.38
Class F
3/31/2017(d)	16.53	0.26	(0.82)	(0.56)	(0.26)	15.71
9/30/2016	15.84	0.53	0.69	1.22	(0.53)	16.53
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
9/30/2013	16.38	0.60	(1.36)	(0.76)	(0.59)	15.03
9/30/2012	15.09	0.65	1.30	1.95	(0.66)	16.38
Class I
3/31/2017(d)	16.54	0.27	(0.82)	(0.55)	(0.26)	15.73
9/30/2016	15.85	0.56	0.68	1.24	(0.55)	16.54
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90
9/30/2013	16.39	0.63	(1.37)	(0.74)	(0.61)	15.04
9/30/2012	15.08	0.66	1.33	1.99	(0.68)	16.39

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

150	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(3.45	)(e)	0.30	(e)	0.30	(e)	0.44	(e)	1.58	(e)	$129,479	12.01	(e)
7.76		0.60		0.60		0.87		3.20		151,250	8.51
3.04		0.60		0.60		0.89		3.38		107,977	20.67
9.76		0.60		0.60		0.90		3.83		92,711	50.67
(4.88)		0.58		0.58		0.87		3.62		106,852	45.96
13.16		0.55		0.53		0.91		4.12		115,862	17.32

(3.76	)(e)	0.61	(e)	0.61	(e)	0.75	(e)	1.27	(e)	25,989	12.01	(e)
7.03		1.23		1.23		1.51		2.58		28,731	8.51
2.46		1.24		1.24		1.53		2.75		21,349	20.67
8.97		1.27		1.27		1.56		3.15		20,596	50.67
(5.53)		1.33		1.33		1.62		2.87		19,779	45.96
12.29		1.32		1.30		1.66		3.22		18,242	17.32

(3.35	)(e)	0.25	(e)	0.25	(e)	0.39	(e)	1.62	(e)	46,954	12.01	(e)
7.80		0.50		0.50		0.77		3.25		72,030	8.51
3.14		0.50		0.50		0.79		3.47		27,849	20.67
9.87		0.50		0.50		0.80		3.91		24,429	50.67
(4.78)		0.48		0.48		0.77		3.71		18,702	45.96
13.20		0.45		0.44		0.80		4.08		32,554	17.32

(3.35	)(e)	0.20	(e)	0.20	(e)	0.34	(e)	1.68	(e)	839	12.01	(e)
7.98		0.40		0.40		0.68		3.41		955	8.51
3.24		0.40		0.40		0.70		3.55		732	20.67
9.97		0.40		0.40		0.69		4.00		169	50.67
(4.65)		0.37		0.37		0.67		3.80		108	45.96
13.41		0.36		0.35		0.69		4.10		8,372	17.32

See Notes to Financial Statements.	151

Financial Highlights (continued)

NATIONAL TAX FREE INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2017(d)	$11.69	$0.19	$(0.57)	$(0.38)	$(0.19)	$11.12
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
9/30/2013	11.52	0.44	(0.93)	(0.49)	(0.43)	10.60
9/30/2012	10.53	0.50	0.98	1.48	(0.49)	11.52
Class B
3/31/2017(d)	11.74	0.15	(0.58)	(0.43)	(0.14)	11.17
9/30/2016	11.30	0.32	0.43	0.75	(0.31)	11.74
9/30/2015	11.35	0.32	(0.06)	0.26	(0.31)	11.30
9/30/2014	10.65	0.36	0.69	1.05	(0.35)	11.35
9/30/2013	11.58	0.35	(0.94)	(0.59)	(0.34)	10.65
9/30/2012	10.58	0.42	0.99	1.41	(0.41)	11.58
Class C
3/31/2017(d)	11.70	0.16	(0.58)	(0.42)	(0.15)	11.13
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
9/30/2013	11.53	0.37	(0.93)	(0.56)	(0.36)	10.61
9/30/2012	10.54	0.43	0.98	1.41	(0.42)	11.53
Class F
3/31/2017(d)	11.68	0.20	(0.58)	(0.38)	(0.19)	11.11
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
9/30/2013	11.51	0.45	(0.93)	(0.48)	(0.44)	10.59
9/30/2012	10.52	0.51	0.98	1.49	(0.50)	11.51
Class I
3/31/2017(d)	11.68	0.20	(0.57)	(0.37)	(0.20)	11.11
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29
9/30/2013	11.52	0.46	(0.93)	(0.47)	(0.45)	10.60
9/30/2012	10.53	0.51	1.00	1.51	(0.52)	11.52

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

152	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(3.25	)(e)	0.38	(e)	0.37	(e)	1.70	(e)	$1,456,417	14.73	(e)
7.68		0.77		0.74		3.52		1,591,375	15.77
3.16		0.77		0.75		3.61		1,404,309	29.05
10.87		0.78		0.75		4.09		1,423,250	44.80
(4.40)		0.76		0.74		3.87		1,438,697	33.78
14.37		0.79		0.73		4.52		1,694,729	43.81

(3.62	)(e)	0.78	(e)	0.77	(e)	1.30	(e)	1,657	14.73	(e)
6.71		1.57		1.55		2.74		2,691	15.77
2.34		1.58		1.55		2.81		3,300	29.05
10.06		1.58		1.55		3.31		4,488	44.80
(5.21)		1.57		1.54		3.07		5,443	33.78
13.52		1.60		1.53		3.77		7,762	43.81

(3.55	)(e)	0.70	(e)	0.68	(e)	1.39	(e)	176,060	14.73	(e)
6.91		1.39		1.37		2.90		198,789	15.77
2.61		1.40		1.38		2.98		172,774	29.05
10.17		1.41		1.39		3.46		174,469	44.80
(5.02)		1.42		1.40		3.21		177,169	33.78
13.64		1.43		1.37		3.87		215,692	43.81

(3.21	)(e)	0.33	(e)	0.32	(e)	1.75	(e)	317,458	14.73	(e)
7.78		0.67		0.64		3.59		318,012	15.77
3.25		0.67		0.65		3.70		186,722	29.05
10.98		0.67		0.65		4.15		151,265	44.80
(4.31)		0.66		0.64		3.95		103,160	33.78
14.48		0.69		0.63		4.58		122,943	43.81

(3.16	)(e)	0.28	(e)	0.27	(e)	1.80	(e)	9,397	14.73	(e)
7.77		0.57		0.54		3.60		9,658	15.77
3.34		0.57		0.55		3.77		2,442	29.05
11.07		0.57		0.55		4.14		1,679	44.80
(4.23)		0.57		0.54		4.05		719	33.78
14.62		0.59		0.52		4.58		78	43.81

See Notes to Financial Statements.	153

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2017(d)	$12.17	$0.26	$(0.56)	$(0.30)	$(0.25)	$11.62
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69
9/30/2013	11.93	0.58	(1.04)	(0.46)	(0.56)	10.91
9/30/2012	11.06	0.63	0.85	1.48	(0.61)	11.93
Class C
3/31/2017(d)	12.17	0.23	(0.57)	(0.34)	(0.21)	11.62
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69
9/30/2013	11.93	0.50	(1.03)	(0.53)	(0.48)	10.92
9/30/2012	11.06	0.56	0.85	1.41	(0.54)	11.93
Class F
3/31/2017(d)	12.18	0.27	(0.56)	(0.29)	(0.26)	11.63
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69
9/30/2013	11.94	0.59	(1.04)	(0.45)	(0.57)	10.92
9/30/2012	11.07	0.64	0.85	1.49	(0.62)	11.94
Class I
3/31/2017(d)	12.15	0.26	(0.55)	(0.29)	(0.26)	11.60
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67
9/30/2013	11.94	0.60	(1.04)	(0.44)	(0.58)	10.92
9/30/2012	11.06	0.66	0.85	1.51	(0.63)	11.94
Class P
3/31/2017(d)	12.18	0.25	(0.56)	(0.31)	(0.24)	11.63
9/30/2016	11.55	0.53	0.61	1.14	(0.51)	12.18
9/30/2015	11.69	0.54	(0.17)	0.37	(0.51)	11.55
9/30/2014	10.92	0.56	0.74	1.30	(0.53)	11.69
9/30/2013	11.94	0.56	(1.04)	(0.48)	(0.54)	10.92
9/30/2012	11.07	0.61	0.85	1.46	(0.59)	11.94

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

154	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.43	)(e)	0.40	(e)	0.40	(e)	0.40	(e)	2.24	(e)	$1,122,689	14.64	(e)
10.28		0.80		0.79		0.80		4.71		1,273,114	16.45
3.36		0.84		0.83		0.87		4.82		1,141,428	31.38
12.54		0.91		0.90		0.91		5.12		1,160,471	32.90
(4.11)		0.84		0.83		0.84		4.87		1,071,511	24.47
13.79		0.86		0.80		0.86		5.52		1,185,644	27.20

(2.74	)(e)	0.72	(e)	0.71	(e)	0.72	(e)	1.93	(e)	393,050	14.64	(e)
9.51		1.42		1.41		1.42		4.09		441,499	16.45
2.81		1.47		1.46		1.50		4.20		397,615	31.38
11.74		1.54		1.53		1.54		4.50		408,459	32.90
(4.64)		1.49		1.47		1.49		4.23		407,217	24.47
13.08		1.49		1.44		1.49		4.91		526,880	27.20

(2.39	)(e)	0.35	(e)	0.35	(e)	0.35	(e)	2.29	(e)	487,841	14.64	(e)
10.39		0.70		0.69		0.70		4.80		490,913	16.45
3.55		0.74		0.73		0.77		4.92		404,172	31.38
12.54		0.81		0.80		0.81		5.17		393,166	32.90
(4.01)		0.74		0.72		0.74		4.94		228,484	24.47
13.89		0.76		0.70		0.76		5.60		258,682	27.20

(2.37	)(e)	0.30	(e)	0.29	(e)	0.30	(e)	2.27	(e)	82,186	14.64	(e)
10.41		0.60		0.58		0.60		4.82		68,122	16.45
3.64		0.64		0.63		0.67		4.99		11,061	31.38
12.44		0.72		0.71		0.72		5.49		25,841	32.90
(3.92)		0.64		0.62		0.64		5.04		2,255	24.47
14.08		0.66		0.60		0.66		5.78		1,629	27.20

(2.54	)(e)	0.52	(e)	0.51	(e)	0.52	(e)	2.15	(e)	15	14.64	(e)
10.04		1.05		1.03		1.05		4.50		15	16.45
3.22		1.08		1.06		1.11		4.61		14	31.38
12.23		1.13		1.12		1.13		4.93		13	32.90
(4.29)		1.07		1.05		1.07		4.69		12	24.47
13.56		1.08		1.02		1.08		5.36		12	27.20

See Notes to Financial Statements.	155

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2017(c)	$15.52	$0.22	$(0.56)	$(0.34)	$(0.20)	$14.98
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	15.52
6/1/2015 to 9/30/2015(e)	15.00	0.13	0.03	0.16	(0.12)	15.04
Class C
3/31/2017(c)	15.52	0.16	(0.54)	(0.38)	(0.15)	14.99
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	15.52
6/1/2015 to 9/30/2015(e)	15.00	0.10	0.02	0.12	(0.08)	15.04
Class F
3/31/2017(c)	15.51	0.23	(0.55)	(0.32)	(0.21)	14.98
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	15.51
6/1/2015 to 9/30/2015(e)	15.00	0.14	0.02	0.16	(0.12)	15.04
Class I
3/31/2017(c)	15.52	0.23	(0.54)	(0.31)	(0.22)	14.99
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	15.52
6/1/2015 to 9/30/2015(e)	15.00	0.15	0.02	0.17	(0.13)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement of operations was 6/1/2015.
(f)	Annualized.

156	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.10	)(d)	0.27	(d)	0.41	(d)	1.46	(d)	$69,658	12.05	(d)
5.93		0.55		0.92		2.74		54,470	11.77
1.06	(d)	0.55	(f)	1.69	(f)	2.69	(f)	12,019	1.06

(2.46	)(d)	0.65	(d)	0.79	(d)	1.08	(d)	8,612	12.05	(d)
5.11		1.31		1.68		1.94		8,661	11.77
0.78	(d)	1.35	(f)	2.42	(f)	1.98	(f)	852	1.06

(2.05	)(d)	0.22	(d)	0.35	(d)	1.50	(d)	73,410	12.05	(d)
6.03		0.45		0.82		2.81		41,758	11.77
1.09	(d)	0.45	(f)	1.59	(f)	2.76	(f)	9,072	1.06

(2.01	)(d)	0.17	(d)	0.30	(d)	1.55	(d)	17,832	12.05	(d)
6.13		0.35		0.74		2.80		6,837	11.77
1.12	(d)	0.35	(f)	1.45	(f)	2.97	(f)	619	1.06

See Notes to Financial Statements.	157

Financial Highlights (continued)

CALIFORNIA TAX FREE INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2017(d)	$11.32	$0.17	$(0.56)		$(0.39)	$(0.17)	$10.76	(3.41	)(e)
9/30/2016	10.85	0.37	0.46		0.83	(0.36)	11.32	7.80
9/30/2015	10.84	0.37	0.01	(f)	0.38	(0.37)	10.85	3.54
9/30/2014	10.10	0.38	0.74		1.12	(0.38)	10.84	11.29
9/30/2013	10.73	0.38	(0.64)		(0.26)	(0.37)	10.10	(2.51)
9/30/2012	9.90	0.43	0.83		1.26	(0.43)	10.73	12.94
Class C
3/31/2017(d)	11.33	0.14	(0.56)		(0.42)	(0.14)	10.77	(3.72	)(e)
9/30/2016	10.85	0.30	0.47		0.77	(0.29)	11.33	7.21
9/30/2015	10.84	0.31	–	(f)(g)	0.31	(0.30)	10.85	2.89
9/30/2014	10.10	0.32	0.73		1.05	(0.31)	10.84	10.58
9/30/2013	10.73	0.31	(0.64)		(0.33)	(0.30)	10.10	(3.15)
9/30/2012	9.90	0.36	0.83		1.19	(0.36)	10.73	12.23
Class F
3/31/2017(d)	11.32	0.18	(0.56)		(0.38)	(0.18)	10.76	(3.37	)(e)
9/30/2016	10.85	0.38	0.47		0.85	(0.38)	11.32	7.90
9/30/2015	10.84	0.38	0.01	(f)	0.39	(0.38)	10.85	3.64
9/30/2014	10.10	0.39	0.74		1.13	(0.39)	10.84	11.39
9/30/2013	10.73	0.39	(0.64)		(0.25)	(0.38)	10.10	(2.42)
9/30/2012	9.90	0.44	0.83		1.27	(0.44)	10.73	13.04
Class I
3/31/2017(d)	11.32	0.19	(0.57)		(0.38)	(0.18)	10.76	(3.32	)(e)
9/30/2016	10.84	0.39	0.48		0.87	(0.39)	11.32	8.10
9/30/2015	10.84	0.39	–	(f)(g)	0.39	(0.39)	10.84	3.63
9/30/2014	10.09	0.41	0.74		1.15	(0.40)	10.84	11.65
9/30/2013	10.73	0.40	(0.65)		(0.25)	(0.39)	10.09	(2.40)
9/30/2012	9.90	0.45	0.83		1.28	(0.45)	10.73	13.17

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Amount less than $0.01.

158	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.39	(e)	0.39	(e)	0.39	(e)	1.61	(e)	$200,320	10.19	(e)
0.79		0.78		0.79		3.30		234,470	8.17
0.82		0.81		0.82		3.44		185,379	15.10
0.86		0.86		0.86		3.69		170,131	20.90
0.81		0.81		0.81		3.54		166,443	18.05
0.82		0.79		0.82		4.16		191,127	28.15

0.71	(e)	0.71	(e)	0.71	(e)	1.29	(e)	48,322	10.19	(e)
1.42		1.41		1.42		2.66		54,658	8.17
1.45		1.45		1.45		2.80		39,790	15.10
1.50		1.50		1.50		3.05		36,122	20.90
1.47		1.47		1.47		2.88		33,741	18.05
1.45		1.42		1.45		3.51		38,712	28.15

0.34	(e)	0.34	(e)	0.34	(e)	1.66	(e)	48,291	10.19	(e)
0.69		0.68		0.69		3.39		53,059	8.17
0.72		0.71		0.72		3.52		36,482	15.10
0.76		0.76		0.76		3.78		24,810	20.90
0.71		0.71		0.71		3.63		21,549	18.05
0.72		0.69		0.72		4.23		22,344	28.15

0.29	(e)	0.29	(e)	0.29	(e)	1.71	(e)	4,637	10.19	(e)
0.58		0.58		0.58		3.47		4,802	8.17
0.61		0.61		0.61		3.61		2,309	15.10
0.66		0.65		0.66		3.90		22	20.90
0.62		0.61		0.62		3.77		12	18.05
0.62		0.59		0.62		4.39		13	28.15

See Notes to Financial Statements.	159

Financial Highlights (continued)

NEW JERSEY TAX FREE INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2017(d)	$5.11	$0.08	$(0.26)	$(0.18)	$(0.07)	$4.86	(3.42	)(e)
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.53
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.74
9/30/2014	4.66	0.17	0.28	0.45	(0.17)	4.94	9.87
9/30/2013	5.07	0.17	(0.41)	(0.24)	(0.17)	4.66	(4.85)
9/30/2012	4.69	0.19	0.38	0.57	(0.19)	5.07	12.41
Class F
3/31/2017(d)	5.11	0.08	(0.25)	(0.17)	(0.08)	4.86	(3.37	)(e)
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.63
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.84
9/30/2014	4.66	0.18	0.28	0.46	(0.18)	4.94	9.97
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66	(4.76)
9/30/2012	4.69	0.20	0.38	0.58	(0.20)	5.07	12.51
Class I
3/31/2017(d)	5.11	0.08	(0.24)	(0.16)	(0.08)	4.87	(3.14	)(e)
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11	8.76
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86	2.00
9/30/2014	4.66	0.19	0.27	0.46	(0.18)	4.94	10.13
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66	(4.63)
9/30/2012	4.69	0.21	0.37	0.58	(0.20)	5.07	12.43

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

160	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.41	(e)	0.41	(e)	0.43	(e)	1.55	(e)	$86,818	7.16	(e)
0.83		0.83		0.86		3.21		98,152	12.92
0.86		0.86		0.86		3.39		90,126	16.50
0.85		0.85		0.85		3.63		92,713	19.20
0.82		0.82		0.82		3.47		121,722	18.17
0.83		0.82		0.83		3.96		136,085	31.06

0.36	(e)	0.36	(e)	0.38	(e)	1.59	(e)	9,564	7.16	(e)
0.73		0.73		0.76		3.28		9,602	12.92
0.76		0.76		0.76		3.49		6,197	16.50
0.74		0.74		0.74		3.69		6,838	19.20
0.72		0.72		0.72		3.55		4,782	18.17
0.73		0.72		0.73		3.98		7,400	31.06

0.31	(e)	0.31	(e)	0.32	(e)	1.62	(e)	227	7.16	(e)
0.62		0.62		0.65		3.28		129	12.92
0.62		0.62		0.62		3.65		13	16.50
0.62		0.62		0.62		3.87		13	19.20
0.61		0.61		0.61		3.70		12	18.17
0.61		0.60		0.61		4.18		12	31.06

See Notes to Financial Statements.	161

Financial Highlights (concluded)

NEW YORK TAX FREE INCOME

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2017(d)	$11.65	$0.15	$(0.49)	$(0.34)	$(0.15)	$11.16	(2.92	)(e)
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	11.65	7.05
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	11.19	2.80
9/30/2014	10.59	0.38	0.63	1.01	(0.37)	11.23	9.73
9/30/2013	11.38	0.37	(0.79)	(0.42)	(0.37)	10.59	(3.80)
9/30/2012	10.66	0.43	0.73	1.16	(0.44)	11.38	11.05
Class C
3/31/2017(d)	11.63	0.11	(0.48)	(0.37)	(0.11)	11.15	(3.23	)(e)
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	11.63	6.37
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	11.18	2.23
9/30/2014	10.58	0.31	0.62	0.93	(0.30)	11.21	8.95
9/30/2013	11.37	0.30	(0.79)	(0.49)	(0.30)	10.58	(4.43)
9/30/2012	10.65	0.36	0.72	1.08	(0.36)	11.37	10.36
Class F
3/31/2017(d)	11.66	0.16	(0.50)	(0.34)	(0.15)	11.17	(2.87	)(e)
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	11.66	7.14
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	11.20	2.90
9/30/2014	10.60	0.39	0.63	1.02	(0.38)	11.24	9.83
9/30/2013	11.39	0.38	(0.79)	(0.41)	(0.38)	10.60	(3.70)
9/30/2012	10.67	0.44	0.73	1.17	(0.45)	11.39	11.15
Class I
3/31/2017(d)	11.66	0.16	(0.49)	(0.33)	(0.16)	11.17	(2.82	)(e)
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	11.66	7.25
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	11.20	3.10
9/30/2014	10.60	0.40	0.63	1.03	(0.40)	11.23	9.85
9/30/2013	11.39	0.39	(0.79)	(0.40)	(0.39)	10.60	(3.60)
9/30/2012	10.67	0.41	0.77	1.18	(0.46)	11.39	11.30

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

162	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses (excludes interest expense)(c) (%)		Total expenses(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.39	(e)	0.39	(e)	1.34	(e)	$264,111	6.25	(e)
0.78		0.78		2.80		315,511	19.60
0.79		0.79		3.15		283,229	9.56
0.78		0.79		3.46		244,081	20.47
0.78		0.78		3.33		262,089	16.89
0.78		0.84		3.95		285,447	18.34

0.71	(e)	0.71	(e)	1.02	(e)	59,638	6.25	(e)
1.43		1.43		2.15		67,239	19.60
1.43		1.44		2.50		55,562	9.56
1.42		1.43		2.82		49,678	20.47
1.43		1.44		2.67		45,152	16.89
1.42		1.47		3.31		50,407	18.34

0.34	(e)	0.34	(e)	1.39	(e)	39,238	6.25	(e)
0.68		0.68		2.87		43,186	19.60
0.69		0.69		3.24		27,788	9.56
0.68		0.69		3.54		20,978	20.47
0.68		0.68		3.42		16,844	16.89
0.68		0.74		3.99		16,491	18.34

0.29	(e)	0.29	(e)	1.44	(e)	1,439	6.25	(e)
0.58		0.58		2.96		1,652	19.60
0.59		0.60		3.34		1,104	9.56
0.58		0.59		3.66		644	20.47
0.58		0.59		3.54		587	16.89
0.58		0.64		3.68		265	18.34

See Notes to Financial Statements.	163

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, B, C, F, F3, I and T
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, B, C, F, F3, I, P and T
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A, C, F, F3, I and T
Lord Abbett National Tax Free Income Fund (“National”)	A, B, C, F, F3, I, P and T
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, B, C, F, F3, I, P and T
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3, I and T
Lord Abbett California Tax Free Income Fund (“California”)	A, C, F, F3, I, P and T
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A, F, F3, I and T
Lord Abbett New York Tax Free Income Fund (“New York”)	A, C, F, F3, I, P and T

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017. The Funds have not issued Class T shares.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ

Notes to Financial Statements (unaudited)(continued)

from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax

Notes to Financial Statements (unaudited)(continued)

returns remains open for the fiscal years ended September 30, 2013 through September 30, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2017, as well as the average trust certificates for the six months ended March 31, 2017:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	$–	–	$–	$–
Intermediate	1,250,000	.94%	2,743,638	1,250,000
AMT Free	–	–	–	–
National	42,250,000	.94% - 1.12%	95,358,518	42,250,000
High Yield	9,250,000	.94%	19,946,045	18,963,333
Short Duration High Yield	–	–	–	–
California	–	–	–	500,000
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2017, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for each of Short Duration and Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for AMT Free is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $1 billion	.45%
Over $1.5 billion	.40%

Notes to Financial Statements (unaudited)(continued)

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2017, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Short Duration	.34%
Intermediate	.39%
AMT Free	.22%
National	.42%
High Yield	.47%
Short Duration High Yield	.14%
California	.45%
New Jersey	.42%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended March 31, 2017 and continuing through January 31, 2019, for each Fund, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

Funds
Short Duration	.45%
AMT Free	.40%
High Yield	.62%
Short Duration High Yield	.35%
California	.61%
New Jersey	.62%

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (unaudited)(continued)

12b–1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F(2)	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2017:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$9,030	$50,036
Intermediate	60,261	359,214
AMT Free	5,092	29,210
National	63,922	364,917
High Yield	32,903	193,245
Short Duration High Yield	12,075	64,299
California	4,564	23,608
New Jersey	1,715	10,652
New York	8,187	47,649

Distributor received the following amount of CDSCs for the six months ended March 31, 2017:

	Class A	Class C
Short Duration	$39,452	$10,397
Intermediate	128,745	56,418
AMT Free	3,443	219
National	19,637	17,603
High Yield	82,244	16,404
Short Duration High Yield	3,435	–
California	16,520	8,681
New Jersey	147	–
New York	4,791	6,799

Two Directors and certain of the Funds’ officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2017 and fiscal year ended September 30, 2016 was as follows:

		Short Duration		Intermediate
	Six Months Ended		Six Months Ended
	3/31/2017	Year Ended	3/31/2017	Year Ended
	(unaudited)	9/30/2016	(unaudited)	9/30/2016
Distributions paid from:
Tax-exempt income	$10,147,521	$21,447,857	$55,167,543	$110,328,167
Net long-term capital gains	–	–	1,631,298	2,842,071
Total distributions paid	$10,147,521	$21,447,857	$56,798,841	$113,170,238

		AMT Free		National
	Six Months Ended		Six Months Ended
	3/31/2017	Year Ended	3/31/2017	Year Ended
	(unaudited)	9/30/2016	(unaudited)	9/30/2016
Distributions paid from:
Tax-exempt income	$3,451,616	$6,396,419	$33,175,445	$66,321,878
Total distributions paid	$3,451,616	$6,396,419	$33,175,445	$66,321,878

				Short Duration
		High Yield		High Yield
	Six Months Ended		Six Months Ended
	3/31/2017	Year Ended	3/31/2017	Year Ended
	(unaudited)	9/30/2016	(unaudited)	9/30/2016
Distributions paid from:
Tax-exempt income	$43,535,388	$90,049,472	$1,832,505	$1,560,286
Ordinary income	–	1,154,426	–	7,953
Total distributions paid	$43,535,388	$91,203,898	$1,832,505	$1,568,239

		California		New Jersey
	Six Months Ended		Six Months Ended
	3/31/2017	Year Ended	3/31/2017	Year Ended
	(unaudited)	9/30/2016	(unaudited)	9/30/2016
Distributions paid from:
Tax-exempt income	$4,864,796	$9,466,546	$1,526,943	$3,184,410
Total distributions paid	$4,864,796	$9,466,546	$1,526,943	$3,184,410

Notes to Financial Statements (unaudited)(continued)

		New York
	Six Months Ended
	3/31/2017	Year Ended
	(unaudited)	9/30/2016
Distributions paid from:
Tax-exempt income	$4,985,604	$10,840,664
Total distributions paid	$4,985,604	$10,840,664

As of September 30, 2016, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Indefinite	Total
Short Duration	$–	$–	$–	$6,469,005	$6,469,005
AMT Free	–	–	–	4,572,105	4,572,105
National	–	11,663,983	–	16,854,449	28,518,432
High Yield	112,613,733	77,996,014	36,257,876	106,882,619	333,750,242
Short Duration High Yield	–	–	–	45,625	45,625
California	1,405,669	5,151,330	502,921	2,014,216	9,074,136
New Jersey	–	4,168,179	1,290,500	426,320	5,884,999
New York	–	4,177,607	2,268,803	–	6,446,410

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain/(Loss)
Short Duration	$1,727,584,229	$8,826,621	$(12,177,275)	$(3,350,654)
Intermediate	4,099,321,529	120,970,616	(73,695,482)	47,275,134
AMT Free	201,811,860	6,866,321	(5,053,473)	1,812,848
National	1,889,299,813	108,980,054	(56,361,280)	52,618,774
High Yield	2,069,089,010	114,069,614	(134,684,420)	(20,614,806)
Short Duration High Yield	169,726,973	1,540,495	(3,605,242)	(2,064,747)
California	287,571,459	17,177,770	(4,742,697)	12,435,073
New Jersey	95,602,734	3,425,515	(4,367,731)	(942,216)
New York	357,280,663	11,954,289	(8,378,921)	3,575,368

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2017 were as follows:

	Purchases	Sales
Short Duration	$188,918,717	$628,817,331
Intermediate	440,713,039	1,016,660,282
AMT Free	26,826,579	58,448,973
National	296,204,692	329,221,823
High Yield	302,052,240	420,503,477
Short Duration High Yield	78,376,884	16,268,395
California	31,858,009	59,635,423
New Jersey	7,026,320	12,059,359
New York	23,915,937	66,584,899

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2017.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended March 31, 2017, the following Funds engaged in cross-trades:

			Realized
Fund	Purchases	Sales	Gain
AMT Free	$–	$3,576,844	$177,960
Short Duration High Yield	3,576,844	–	–

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2017 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2017, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2017:

	Net Unrealized		Net Change in
	Appreciation		Unrealized	Average
	(Depreciation) as of	Net Realized	Appreciation	Number of
	March 31, 2017	Gain	(Depreciation)	Contracts*
Short Duration	$–	$–	$–	–
Intermediate	(46,668)	747,495	168,217	115
AMT Free	1,489	398,819	(6,020)	27
National	–	1,381,477	18,792	135
High Yield	51,553	749,706	68,351	67
Short Duration High Yield	178	134,993	20,750	102
California	–	396,320	9,956	24
New Jersey	12,929	142,797	9,868	24
New York	45,592	665,071	46,197	104

*	Calculated based on the number of contracts for the six months ended March 31, 2017.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2017, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended March 31, 2017, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended March 31, 2017, one Fund participated as a lender in the Interfund Lending Program. The average amount loaned, interest rate and interest income were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Income*
National	$10,056,283	0.790%	$444

*	included in the Statement of Operations

During the six months ended March 31, 2017, two Funds participated as borrowers in the Interfund Lending Program. The average amount borrowed, interest rate and interest expense were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Expense*
High Yield	$35,301,546	0.725%	$2,104
Intermediate	$22,144,807	0.725%	$ 440

*	included in the Statement of Operations

There were no interfund loans outstanding as of March 31, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform during such periods.

Notes to Financial Statements (unaudited)(continued)

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds, invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund except AMT Free may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield, and, to a lesser extent, other Funds, may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Notes to Financial Statements (unaudited)(continued)

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2017		Year Ended
Short Duration	(unaudited)		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,516,783	$132,173,969	18,683,718	$294,530,442
Reinvestment of distributions	220,539	3,427,609	472,006	7,446,742
Shares reacquired	(21,180,828)	(328,678,191)	(19,006,895)	(299,683,458)
Increase (decrease)	(12,443,506)	$(193,076,613)	148,829	$2,293,726

Class C Shares
Shares sold	839,050	$13,034,327	2,020,411	$31,822,665
Reinvestment of distributions	15,464	240,399	34,262	540,540
Shares reacquired	(2,262,991)	(35,130,470)	(3,339,647)	(52,664,280)
Decrease	(1,408,477)	$(21,855,744)	(1,284,974)	$(20,301,075)

Class F Shares
Shares sold	15,170,054	$235,440,019	25,569,266	$403,364,322
Reinvestment of distributions	88,449	1,374,845	172,196	2,716,680
Shares reacquired	(24,358,999)	(377,552,692)	(20,776,662)	(327,635,609)
Increase (decrease)	(9,100,496)	$(140,737,828)	4,964,800	$78,445,393

Class I Shares
Shares sold	1,511,042	$23,472,848	3,220,945	$50,835,948
Reinvestment of distributions	25,059	389,547	37,723	595,347
Shares reacquired	(1,639,294)	(25,424,793)	(1,815,514)	(28,661,317)
Increase (decrease)	(103,193)	$(1,562,398)	1,443,154	$22,769,978

	Six Months Ended
	March 31, 2017		Year Ended
Intermediate		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	19,687,001	$210,207,114	60,065,141	$660,423,783
Converted from Class B*	54,230	575,179	23,979	266,274
Reinvestment of distributions	1,775,925	18,917,108	3,482,674	38,337,561
Shares reacquired	(46,638,740)	(495,501,976)	(30,822,023)	(338,871,345)
Increase (decrease)	(25,121,584)	$(265,802,575)	32,749,771	$360,156,273

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2017		Year Ended
Intermediate		(unaudited)	September 30, 2016
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	286	$3,037	3,846	$42,119
Reinvestment of distributions	966	10,276	2,683	29,456
Shares reacquired	(9,661)	(102,926)	(66,143)	(723,122)
Converted to Class A*	(54,281)	(575,179)	(24,001)	(266,274)
Decrease	(62,690)	$(664,792)	(83,615)	$(917,821)

Class C Shares
Shares sold	3,277,404	$35,001,439	14,158,268	$155,498,835
Reinvestment of distributions	362,068	3,850,346	723,661	7,951,112
Shares reacquired	(9,006,369)	(95,676,265)	(7,868,716)	(86,425,318)
Increase (decrease)	(5,366,897)	$(56,824,480)	7,013,213	$77,024,629

Class F Shares
Shares sold	45,800,918	$487,841,049	81,962,275	$901,510,666
Reinvestment of distributions	1,174,913	12,515,093	2,162,779	23,811,774
Shares reacquired	(70,883,431)	(753,234,251)	(39,495,532)	(434,293,676)
Increase (decrease)	(23,907,600)	$(252,878,109)	44,629,522	$491,028,764

Class I Shares
Shares sold	8,108,805	$86,946,283	16,956,814	$186,794,005
Reinvestment of distributions	351,238	3,741,170	471,309	5,196,486
Shares reacquired	(6,296,063)	(66,920,700)	(4,143,525)	(45,591,825)
Increase	2,163,980	$23,766,753	13,284,598	$146,398,666

Class P Shares
Reinvestment of distributions	18	$190	36	$395
Shares reacquired	(6)	(65)	–	–
Increase	12	$125	36	$395

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

	Six Months Ended
	March 31, 2017		Year Ended
AMT Free		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,256,296	$19,718,739	3,659,217	$59,487,077
Reinvestment of distributions	114,558	1,804,202	217,627	3,547,860
Shares reacquired	(2,279,483)	(35,832,116)	(1,544,244)	(25,181,173)
Increase (decrease)	(908,629)	$(14,309,175)	2,332,600	$37,853,764

Class C Shares
Shares sold	183,572	$2,882,667	593,073	$9,590,040
Reinvestment of distributions	15,238	239,842	29,133	474,920
Shares reacquired	(282,764)	(4,443,460)	(231,918)	(3,764,625)
Increase (decrease)	(83,954)	$(1,320,951)	390,288	$6,300,335

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2017		Year Ended
AMT Free		(unaudited)	September 30, 2016
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,123,189	$17,668,003	3,533,718	$57,541,027
Reinvestment of distributions	38,857	611,500	54,789	894,642
Shares reacquired	(2,530,706)	(39,752,147)	(989,654)	(16,127,188)
Increase (decrease)	(1,368,660)	$(21,472,644)	2,598,853	$42,308,481

Class I Shares
Shares sold	15,348	$240,500	13,667	$221,728
Reinvestment of distributions	938	14,778	1,774	28,933
Shares reacquired	(20,619)	(321,057)	(3,875)	(63,484)
Increase (decrease)	(4,333)	$(65,779)	11,566	$187,177

	Six Months Ended
	March 31, 2017		Year Ended
National		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,306,231	$115,227,036	22,499,637	$259,876,003
Converted from Class B*	68,023	755,029	42,049	483,900
Reinvestment of distributions	1,994,883	22,204,668	3,962,997	45,720,090
Shares reacquired	(17,563,891)	(195,624,340)	(15,228,582)	(175,745,341)
Increase (decrease)	(5,194,754)	$(57,437,607)	11,276,101	$130,334,652

Class B Shares
Shares sold	139	$1,564	11,677	$133,366
Reinvestment of distributions	2,055	22,990	5,595	64,775
Shares reacquired	(15,332)	(172,053)	(38,310)	(440,979)
Converted to Class A*	(67,704)	(755,029)	(41,841)	(483,900)
Decrease	(80,842)	$(902,528)	(62,879)	$(726,738)

Class C Shares
Shares sold	1,188,830	$13,293,375	3,610,750	$41,681,722
Reinvestment of distributions	158,669	1,768,227	313,530	3,622,088
Shares reacquired	(2,523,177)	(28,065,247)	(2,282,019)	(26,315,948)
Increase (decrease)	(1,175,678)	$(13,003,645)	1,642,261	$18,987,862

Class F Shares
Shares sold	9,598,997	$106,797,974	14,994,551	$173,144,978
Reinvestment of distributions	361,262	4,018,199	549,584	6,350,204
Shares reacquired	(8,621,527)	(95,773,787)	(4,930,510)	(56,866,170)
Increase	1,338,732	$15,042,386	10,613,625	$122,629,012

Class I Shares
Shares sold	260,690	$2,914,811	1,387,426	$16,049,952
Reinvestment of distributions	12,639	140,545	12,014	139,354
Shares reacquired	(254,710)	(2,816,671)	(789,651)	(9,043,180)
Increase	18,619	$238,685	609,789	$7,146,126

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2017		Year Ended
High Yield		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,945,577	$149,833,022	25,867,714	$307,648,130
Reinvestment of distributions	1,748,027	20,291,185	3,689,924	43,810,301
Shares reacquired	(22,696,173)	(263,306,132)	(23,779,666)	(281,702,825)
Increase (decrease)	(8,002,569)	$(93,181,925)	5,777,972	$69,755,606

Class C Shares
Shares sold	1,961,495	$22,787,047	6,207,841	$73,631,845
Reinvestment of distributions	502,703	5,833,596	1,044,968	12,411,809
Shares reacquired	(4,918,153)	(56,982,733)	(5,403,969)	(64,062,807)
Increase (decrease)	(2,453,955)	$(28,362,090)	1,848,840	$21,980,847

Class F Shares
Shares sold	12,472,732	$144,193,568	15,135,723	$179,635,826
Reinvestment of distributions	622,577	7,230,441	1,127,857	13,412,963
Shares reacquired	(11,452,994)	(132,989,167)	(10,925,100)	(129,453,720)
Increase	1,642,315	$18,434,842	5,338,480	$63,595,069

Class I Shares
Shares sold	6,687,788	$77,703,205	6,360,976	$75,662,145
Reinvestment of distributions	62,051	719,528	127,826	1,521,414
Shares reacquired	(5,270,430)	(62,591,500)	(1,839,698)	(21,881,204)
Increase	1,479,409	$15,831,233	4,649,104	$55,302,355

Class P Shares
Reinvestment of distributions	25	$296	51	$610
Shares reacquired	(4)	(51)	–	–
Increase	21	$245	51	$610

	Six Months Ended
	March 31, 2017		Year Ended
Short Duration High Yield		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,385,140	$35,749,995	3,627,104	$55,739,259
Reinvestment of distributions	53,318	798,315	51,197	788,849
Shares reacquired	(1,300,511)	(19,338,786)	(966,896)	(14,907,405)
Increase	1,137,947	$17,209,524	2,711,405	$41,620,703

Class C Shares
Shares sold	209,783	$3,160,174	542,040	$8,334,162
Reinvestment of distributions	5,473	81,944	5,005	77,243
Shares reacquired	(198,769)	(2,962,498)	(45,552)	(701,190)
Increase	16,487	$279,620	501,493	$7,710,215

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2017		Year Ended
Short Duration High Yield		(unaudited)	September 30, 2016
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	3,869,230	$57,733,289	2,923,951	$45,030,084
Reinvestment of distributions	50,504	756,253	39,551	609,567
Shares reacquired	(1,712,256)	(25,659,437)	(875,297)	(13,535,916)
Increase	2,207,478	$32,830,105	2,088,205	$32,103,735

Class I Shares
Shares sold	1,072,315	$15,910,350	404,575	$6,277,433
Reinvestment of distributions	11,186	167,348	2,741	42,423
Shares reacquired	(334,228)	(4,990,726)	(7,954)	(123,668)
Increase	749,273	$11,086,972	399,362	$6,196,188

	Six Months Ended
	March 31, 2017		Year Ended
California		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,509,889	$16,307,325	6,035,716	$67,420,680
Reinvestment of distributions	275,210	2,965,362	529,892	5,915,708
Shares reacquired	(3,883,041)	(41,689,101)	(2,944,236)	(32,806,511)
Increase (decrease)	(2,097,942)	$(22,416,414)	3,621,372	$40,529,877

Class C Shares
Shares sold	401,236	$4,363,261	1,973,187	$22,071,230
Reinvestment of distributions	47,452	511,351	83,570	933,905
Shares reacquired	(786,649)	(8,492,601)	(897,503)	(10,003,172)
Increase (decrease)	(337,961)	$(3,617,989)	1,159,254	$13,001,963

Class F Shares
Shares sold	1,713,034	$18,421,104	2,465,207	$27,642,688
Reinvestment of distributions	49,124	529,258	78,662	878,407
Shares reacquired	(1,961,740)	(21,136,227)	(1,220,494)	(13,583,977)
Increase (decrease)	(199,582)	$(2,185,865)	1,323,375	$14,937,118

Class I Shares
Shares sold	120,034	$1,326,670	201,548	$2,239,760
Reinvestment of distributions	6,750	72,573	11,237	125,749
Shares reacquired	(119,966)	(1,336,957)	(1,423)	(16,070)
Increase	6,818	$62,286	211,362	$2,349,439

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	March 31, 2017		Year Ended
New Jersey		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,013,239	$4,905,303	2,654,117	$13,369,763
Reinvestment of distributions	225,982	1,100,883	461,825	2,316,415
Shares reacquired	(2,596,762)	(12,581,811)	(2,450,129)	(12,196,362)
Increase (decrease)	(1,357,541)	$(6,575,625)	665,813	$3,489,816

Class F Shares
Shares sold	642,908	$3,120,365	917,723	$4,627,046
Reinvestment of distributions	21,165	103,179	36,211	182,060
Shares reacquired	(576,552)	(2,793,531)	(349,694)	(1,758,826)
Increase	87,521	$430,013	604,240	$3,050,280

Class I Shares
Shares sold	61,693	$311,209	22,408	$114,897
Reinvestment of distributions	506	2,459	139	699
Shares reacquired	(40,924)	(196,026)	–	–
Increase	21,275	$117,642	22,547	$115,596

	Six Months Ended
	March 31, 2017		Year Ended
New York		(unaudited)	September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,623,984	$18,158,982	6,113,875	$69,957,396
Reinvestment of distributions	267,981	2,992,535	587,946	6,751,840
Shares reacquired	(5,315,300)	(59,434,061)	(4,928,022)	(56,477,002)
Increase (decrease)	(3,423,335)	$(38,282,544)	1,773,799	$20,232,234

Class C Shares
Shares sold	261,873	$2,941,427	1,519,198	$17,409,052
Reinvestment of distributions	36,226	404,009	71,267	817,743
Shares reacquired	(727,857)	(8,115,747)	(782,761)	(8,981,041)
Increase (decrease)	(429,758)	$(4,770,311)	807,704	$9,245,754

Class F Shares
Shares sold	1,110,732	$12,434,955	1,880,956	$21,519,312
Reinvestment of distributions	35,033	391,525	62,369	718,408
Shares reacquired	(1,337,336)	(14,868,546)	(720,640)	(8,325,218)
Increase (decrease)	(191,571)	$(2,042,066)	1,222,685	$13,912,502

Class I Shares
Shares sold	920	$10,292	94,812	$1,080,673
Reinvestment of distributions	1,924	21,491	3,318	38,226
Shares reacquired	(15,702)	(173,182)	(55,056)	(622,901)
Increase (decrease)	(12,858)	$(141,399)	43,074	$495,998

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Company or of Lord Abbett (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) when applicable, information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund, if any; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2016. As to AMT Free, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods and below the median of the performance peer group for the three-year period. As to

Approval of Advisory Contract (continued)

California and New Jersey, the Board observed that each Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods and below the median of the performance peer group for the ten-year period. As to High Yield, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five- and ten-year periods. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and ten-year periods and below the median of the performance peer group for the three- and five-year periods. As to National, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods and equal to the median of the performance peer group for the ten-year period. As to New York, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. As to Short Duration High Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. As to Short Duration, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of AMT Free, California, High Yield, Intermediate, National, Short Duration High Yield and Short Duration, the Board observed that the overall expense level was below the median of the expense peer group. As to New Jersey, the Board observed that the overall expense level was approximately the same as the median of the expense peer group. As to New York, the Board observed that the overall expense level was slightly above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in

Approval of Advisory Contract (concluded)

connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Intermediate, National and New York, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of AMT Free, California, High Yield, New Jersey, Short Duration High Yield and Short Duration, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (5/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017